UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

This report on Form N-CSR relates solely to the Registrant's Asset Manager Portfolio, Asset Manager: Growth Portfolio, Investment Grade Bond Portfolio and Strategic Income Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Asset ManagerSM Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 1,028.00	$ 3.18
Hypothetical A	$ 1,000.00	$ 1,021.73	$ 3.17
Service Class
Actual	$ 1,000.00	$ 1,027.50	$ 3.73
Hypothetical A	$ 1,000.00	$ 1,021.18	$ 3.72
Service Class 2
Actual	$ 1,000.00	$ 1,026.50	$ 4.48
Hypothetical A	$ 1,000.00	$ 1,020.44	$ 4.47
Investor Class
Actual	$ 1,000.00	$ 1,027.40	$ 3.63
Hypothetical A	$ 1,000.00	$ 1,021.28	$ 3.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.63%
Service Class	.74%
Service Class 2.89%
Investor Class	.72%

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
The Mosaic Co.	2.9	2.1
Potash Corp. of Saskatchewan, Inc.	1.9	1.8
Freeport-McMoRan Copper & Gold, Inc. Class B	1.7	0.8
Ultra Petroleum Corp.	1.4	1.2
Goldcorp, Inc.	1.3	1.0
	9.2
Top Five Bond Issuers as of June 30, 2008
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.8	11.4
U.S. Treasury Obligations	5.2	9.3
Freddie Mac	2.8	3.3
Government National Mortgage Association	0.4	0.7
JP Morgan Chase Commercial Securities Trust	0.2	0.2
	20.4
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	18.6	9.4
Energy	18.6	13.8
Financials	7.1	10.2
Industrials	5.6	8.4
Information Technology	3.8	5.6
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stock Class and Equity Futures 53.8%		Stock Class and Equity Futures 54.8%
	Bond Class 39.9%		Bond Class 45.9%
	Short-Term Class 6.3%		Short-Term Class† (0.7)%
* Foreign investments	19.5%	** Foreign investments	20.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

† The Short-Term Class is not included in the pie chart.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.9%
	Shares	Value
CONSUMER DISCRETIONARY - 1.1%
Diversified Consumer Services - 0.1%
Sotheby's Class A (ltd. vtg.) (d)	59,300	$ 1,563,741
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	67,900	3,817,338
Household Durables - 0.2%
Gafisa SA sponsored ADR (d)	99,800	3,430,126
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	46,900	5,415,074
Media - 0.1%
Grupo Televisa SA de CV (CPO) sponsored ADR	75,700	1,788,034
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (a)(d)	398,600	3,192,786
Lululemon Athletica, Inc.	39,100	1,136,246
		4,329,032
TOTAL CONSUMER DISCRETIONARY		20,343,345
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	110,700	7,764,498
Wal-Mart Stores, Inc.	114,700	6,446,140
		14,210,638
ENERGY - 16.8%
Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc. (a)	60,600	7,535,004
BJ Services Co.	167,700	5,356,338
ENSCO International, Inc.	61,700	4,981,658
FMC Technologies, Inc. (a)	29,300	2,254,049
Halliburton Co.	121,800	6,463,926
Nabors Industries Ltd. (a)	154,400	7,601,112
National Oilwell Varco, Inc. (a)	54,800	4,861,856
Schlumberger Ltd. (NY Shares)	43,700	4,694,691
Transocean, Inc. (a)	36,183	5,513,927
Weatherford International Ltd. (a)	192,600	9,551,034
		58,813,595
Oil, Gas & Consumable Fuels - 13.7%
Alpha Natural Resources, Inc. (a)	66,600	6,945,714
Apache Corp.	112,900	15,693,100
Arch Coal, Inc.	258,700	19,410,261
Cabot Oil & Gas Corp.	205,000	13,884,650
Chesapeake Energy Corp.	342,400	22,584,704
China Shenhua Energy Co. Ltd. (H Shares)	716,100	2,810,306
EOG Resources, Inc.	123,600	16,216,320
Exxon Mobil Corp.	99,500	8,768,935
Hess Corp.	169,400	21,376,586
Occidental Petroleum Corp.	25,200	2,264,472
Peabody Energy Corp.	222,600	19,599,930
Petroplus Holdings AG (a)	87,580	4,687,678

	Shares	Value
PT Bumi Resources Tbk	3,139,300	$ 2,790,178
Quicksilver Resources, Inc. (a)	453,000	17,503,920
Range Resources Corp.	219,300	14,372,922
SandRidge Energy, Inc.	17,200	1,110,776
Southwestern Energy Co. (a)	448,100	21,334,041
Ultra Petroleum Corp. (a)	274,700	26,975,540
Valero Energy Corp.	359,900	14,820,682
XTO Energy, Inc.	116,200	7,960,862
		261,111,577
TOTAL ENERGY		319,925,172
FINANCIALS - 1.8%
Commercial Banks - 0.7%
Banco do Brasil SA	298,500	4,857,700
Industrial & Commercial Bank of China	1,259,000	860,620
Uniao de Bancos Brasileiros SA (Unibanco) GDR	58,200	7,387,326
		13,105,646
Diversified Financial Services - 0.2%
Apollo Global Management LLC (e)	315,200	4,334,000
Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	159,000	2,466,090
General Growth Properties, Inc.	133,200	4,665,996
SL Green Realty Corp.	101,900	8,429,168
Taubman Centers, Inc.	50,900	2,476,285
		18,037,539
TOTAL FINANCIALS		35,477,185
HEALTH CARE - 1.4%
Biotechnology - 0.5%
Celgene Corp. (a)	155,900	9,957,333
Health Care Providers & Services - 0.4%
Express Scripts, Inc. (a)	64,500	4,045,440
Tenet Healthcare Corp. (a)	723,200	4,020,992
		8,066,432
Pharmaceuticals - 0.5%
Elan Corp. PLC sponsored ADR (a)	230,900	8,208,495
TOTAL HEALTH CARE		26,232,260
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.8%
General Dynamics Corp.	26,600	2,239,720
L-3 Communications Holdings, Inc.	61,800	5,615,766
Lockheed Martin Corp.	5,600	552,496
Precision Castparts Corp.	32,100	3,093,477
Raytheon Co.	42,200	2,375,016
		13,876,475
Airlines - 0.3%
Delta Air Lines, Inc. (a)	418,200	2,383,740
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. (a)	351,600	$ 2,341,656
UAL Corp.	235,900	1,231,398
		5,956,794
Construction & Engineering - 0.0%
China Communications Construction Co. Ltd. (H Shares)	151,000	258,340
Electrical Equipment - 0.8%
ABB Ltd. sponsored ADR	257,600	7,295,232
Alstom SA	27,400	6,282,967
GrafTech International Ltd. (a)	68,200	1,829,806
		15,408,005
Industrial Conglomerates - 0.3%
Walter Industries, Inc.	43,200	4,698,864
Machinery - 1.0%
Caterpillar, Inc.	48,500	3,580,270
Cummins, Inc.	124,900	8,183,448
Eaton Corp.	58,900	5,004,733
Valmont Industries, Inc.	25,900	2,701,111
		19,469,562
Marine - 0.4%
Britannia Bulk Holdings, Inc.	43,000	580,500
DryShips, Inc.	93,200	7,472,776
		8,053,276
Road & Rail - 0.5%
CSX Corp.	38,800	2,437,028
Norfolk Southern Corp.	116,100	7,275,987
		9,713,015
TOTAL INDUSTRIALS		77,434,331
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	165,000	3,837,900
Juniper Networks, Inc. (a)	63,200	1,401,776
Research In Motion Ltd. (a)	63,900	7,469,910
Starent Networks Corp.	75,100	944,758
		13,654,344
Computers & Peripherals - 0.9%
Apple, Inc. (a)	87,600	14,667,744
International Business Machines Corp.	22,300	2,643,219
		17,310,963
IT Services - 0.7%
MasterCard, Inc. Class A	25,100	6,664,552
Visa, Inc.	85,100	6,919,481
		13,584,033
Semiconductors & Semiconductor Equipment - 0.2%
Cree, Inc. (a)	55,900	1,275,079

	Shares	Value
Entropic Communications, Inc.	149,900	$ 712,025
MEMC Electronic Materials, Inc. (a)	38,400	2,363,136
		4,350,240
Software - 0.5%
Nintendo Co. Ltd.	16,100	8,996,680
TOTAL INFORMATION TECHNOLOGY		57,896,260
MATERIALS - 17.6%
Chemicals - 7.5%
CF Industries Holdings, Inc.	42,700	6,524,560
FMC Corp.	135,800	10,516,352
Monsanto Co.	196,900	24,896,036
Potash Corp. of Saskatchewan, Inc.	160,000	36,571,200
Terra Industries, Inc.	91,400	4,510,590
The Mosaic Co. (a)	384,100	55,579,270
Uralkali JSC GDR (Reg. S) (a)	52,300	3,802,210
		142,400,218
Metals & Mining - 10.1%
ArcelorMittal SA (NY Shares) Class A	104,500	10,352,815
Barrick Gold Corp.	199,200	9,108,463
BHP Billiton Ltd. sponsored ADR	125,800	10,716,902
Cleveland-Cliffs, Inc.	30,400	3,623,376
Companhia Vale do Rio Doce sponsored ADR	231,100	8,278,002
Fording Canadian Coal Trust	174,400	16,681,218
Freeport-McMoRan Copper & Gold, Inc. Class B	268,100	31,418,639
Goldcorp, Inc.	554,000	25,549,164
Impala Platinum Holdings Ltd.	210,700	8,313,707
Kinross Gold Corp.	543,900	12,859,165
Newmont Mining Corp.	208,200	10,859,712
Nucor Corp.	127,100	9,490,557
Steel Dynamics, Inc.	349,600	13,658,872
United States Steel Corp.	118,200	21,840,996
		192,751,588
TOTAL MATERIALS		335,151,806
UTILITIES - 0.4%
Gas Utilities - 0.0%
Equitable Resources, Inc.	6,900	476,514
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	164,200	7,044,180
Multi-Utilities - 0.0%
Sempra Energy	8,100	457,245
TOTAL UTILITIES		7,977,939
TOTAL COMMON STOCKS (Cost $668,731,782)		894,648,936
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.92% 7/3/08 to 8/7/08 (f) (Cost $3,450,425)	$ 3,460,000	$ 3,458,921
International Equity Funds - 4.0%
	Shares
Fidelity International Equity Central Fund (g) (Cost $91,059,260)	920,212	76,718,075
Fixed-Income Funds - 41.1%

Fidelity Floating Rate Central Fund (g)	525,298	48,458,718
Fidelity High Income Central Fund 1 (g)	293,593	27,183,788
Fidelity VIP Investment Grade Central Fund (g)	7,065,157	708,423,295
TOTAL FIXED-INCOME FUNDS (Cost $807,851,046)		784,065,801
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 2.38% (b)	82,854,781	82,854,781
Fidelity Money Market Central Fund, 2.82% (b)	64,260,162	64,260,162
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	4,270,850	4,270,850
TOTAL MONEY MARKET FUNDS (Cost $151,385,797)		151,385,793
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,722,478,310)	1,910,277,526
NET OTHER ASSETS - (0.2)%	(3,270,540)
NET ASSETS - 100%	$ 1,907,006,986
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
749 CME E-Mini S&P 500 Index Contracts	Sept. 2008	$ 47,977,195	$ (2,944,768)
49 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	Sept. 2008	2,607,604	(165,243)
24 FTSE 100 Index Contracts (United Kingdom)	Sept. 2008	2,699,992	(112,145)
23 TOPIX 150 Index Contracts (Japan)	Sept. 2008	2,856,450	(167,738)
TOTAL EQUITY INDEX CONTRACTS		$ 56,141,241	$ (3,389,894)

The face value of futures purchased as a percentage of net assets - 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,334,000 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,458,921.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 628,102
Fidelity Floating Rate Central Fund	1,585,951
Fidelity High Income Central Fund 1	1,113,155
Fidelity International Equity Central Fund	1,620,008
Fidelity Money Market Central Fund	1,163,933
Fidelity Securities Lending Cash Central Fund	71,557
Fidelity VIP Investment Grade Central Fund	17,065,857
Total	$ 23,248,563
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 49,563,633	$ 699,149	$ -	$ 48,458,718	1.8%
Fidelity High Income Central Fund 1	27,775,965	550,115	-	27,183,788	10.3%
Fidelity International Equity Central Fund	86,481,300	2,682,496	-	76,718,075	10.0%
Fidelity VIP Investment Grade Central Fund	770,811,422	66,452,973	113,702,786	708,423,295	19.0%
Total	$ 934,632,320	$ 70,384,733	$ 113,702,786	$ 860,783,876
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,910,277,526	$ 1,886,851,280	$ 23,426,246	$ -
Other Financial Instruments*	$ (3,389,894)	$ (3,389,894)	$ -	$ -
*Other financial instruments include Futures Contracts.
The information in the following tables is based on the combined investment of the Fund and its pro rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.3%
AAA,AA,A	10.0%
BBB	6.1%
BB	2.1%
B	1.2%
CCC,CC,C	0.2%
Not Rated	0.3%
Equities	53.6%
Short-Term Investments and Net Other Assets	6.2%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.5%
Canada	7.5%
United Kingdom	1.4%
Brazil	1.3%
Switzerland	1.3%
Luxembourg	1.0%
Others (individually less than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,146,184) - See accompanying schedule: Unaffiliated issuers (cost $672,182,207)	$ 898,107,857
Fidelity Central Funds (cost $1,050,296,103)	1,012,169,669
Total Investments (cost $1,722,478,310)		$ 1,910,277,526
Foreign currency held at value (cost $653)		653
Receivable for investments sold		203,690
Receivable for fund shares sold		1,661,916
Dividends receivable		1,342,578
Distributions receivable from Fidelity Central Funds		3,662,643
Prepaid expenses		2,797
Other receivables		570,360
Total assets		1,917,722,163

Liabilities
Payable to custodian bank	$ 2,728
Payable for investments purchased	3,426,523
Payable for fund shares redeemed	1,757,420
Accrued management fee	802,772
Distribution fees payable	13,488
Payable for daily variation on futures contracts	94,299
Other affiliated payables	176,593
Other payables and accrued expenses	170,504
Collateral on securities loaned, at value	4,270,850
Total liabilities		10,715,177

Net Assets		$ 1,907,006,986
Net Assets consist of:
Paid in capital		$ 1,688,725,786
Undistributed net investment income		21,993,606
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,895,828
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,391,766
Net Assets		$ 1,907,006,986

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,759,327,498 ÷ 114,114,340 shares)	$ 15.42

Service Class: Net Asset Value, offering price and redemption price per share ($12,477,768 ÷ 814,853 shares)	$ 15.31

Service Class 2: Net Asset Value, offering price and redemption price per share ($59,481,057 ÷ 3,926,385 shares)	$ 15.15

Investor Class: Net Asset Value, offering price and redemption price per share ($75,720,663 ÷ 4,928,190 shares)	$ 15.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 4,413,314
Interest		62,163
Income from Fidelity Central Funds		23,248,563
Total income		27,724,040

Expenses
Management fee	$ 4,684,095
Transfer agent fees	652,961
Distribution fees	78,431
Accounting and security lending fees	361,982
Custodian fees and expenses	36,021
Independent trustees' compensation	4,042
Depreciation in deferred trustee compensation account	(135)
Audit	28,067
Legal	7,510
Miscellaneous	53,345
Total expenses before reductions	5,906,319
Expense reductions	(52,240)	5,854,079
Net investment income (loss)		21,869,961
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,810,787
Fidelity Central Funds	1,609,908
Foreign currency transactions	(228,758)
Futures contracts	(5,741,085)
Capital gain distributions from Fidelity Central Funds	1,535,680
Total net realized gain (loss)		15,986,532
Change in net unrealized appreciation (depreciation) on: Investment securities	15,684,322
Assets and liabilities in foreign currencies	(19,483)
Futures contracts	(2,674,661)
Total change in net unrealized appreciation (depreciation)		12,990,178
Net gain (loss)		28,976,710
Net increase (decrease) in net assets resulting from operations		$ 50,846,671

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,869,961	$ 54,611,999
Net realized gain (loss)	15,986,532	173,400,070
Change in net unrealized appreciation (depreciation)	12,990,178	61,419,903
Net increase (decrease) in net assets resulting from operations	50,846,671	289,431,972
Distributions to shareholders from net investment income	-	(123,782,842)
Distributions to shareholders from net realized gain	(172,526,461)	(61,310,603)
Total distributions	(172,526,461)	(185,093,445)
Share transactions - net increase (decrease)	117,285,858	(380,180,594)
Total increase (decrease) in net assets	(4,393,932)	(275,842,067)

Net Assets
Beginning of period	1,911,400,918	2,187,242,985
End of period (including undistributed net investment income of $21,993,606 and undistributed net investment income of $123,645, respectively)	$ 1,907,006,986	$ 1,911,400,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 16.58	$ 15.71	$ 15.04	$ 14.85	$ 14.46	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.18	.44	.44	.38	.36 H	.36
Net realized and unrealized gain (loss)	.17	1.88	.64	.21	.42	1.83
Total from investment operations	.35	2.32	1.08	.59	.78	2.19
Distributions from net investment income	-	(1.00)	(.41)	(.39)	(.39)	(.48)
Distributions from net realized gain	(1.51)	(.45)	-	(.01)	-	-
Total distributions	(1.51)	(1.45)	(.41)	(.40)J	(.39)	(.48)
Net asset value, end of period	$ 15.42	$ 16.58	$ 15.71	$ 15.04	$ 14.85	$ 14.46
Total Return B, C, D	2.80%	15.57%	7.32%	4.04%	5.47%	17.97%
Ratios to Average Net Assets F, I
Expenses before reductions	.63% A	.63%	.65%	.64%	.66%	.63%
Expenses net of fee waivers, if any	.63% A	.63%	.65%	.64%	.66%	.63%
Expenses net of all reductions	.62% A	.62%	.63%	.63%	.65%	.62%
Net investment income (loss)	2.38% A	2.75%	2.90%	2.60%	2.53%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,759,327	$ 1,791,647	$ 2,080,545	$ 2,407,113	$ 2,751,094	$ 3,011,837
Portfolio turnover rate G	78% A	99%	173%	44%	66%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividends which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 16.48	$ 15.61	$ 14.94	$ 14.75	$ 14.37	$ 12.66
Income from Investment Operations
Net investment income (loss) E	.17	.42	.42	.36	.34 H	.34
Net realized and unrealized gain (loss)	.17	1.86	.64	.21	.42	1.83
Total from investment operations	.34	2.28	1.06	.57	.76	2.17
Distributions from net investment income	-	(.96)	(.39)	(.37)	(.38)	(.46)
Distributions from net realized gain	(1.51)	(.45)	-	(.01)	-	-
Total distributions	(1.51)	(1.41)	(.39)	(.38)J	(.38)	(.46)
Net asset value, end of period	$ 15.31	$ 16.48	$ 15.61	$ 14.94	$ 14.75	$ 14.37
Total Return B, C, D	2.75%	15.36%	7.24%	3.93%	5.36%	17.91%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A	.74%	.76%	.74%	.77%	.74%
Expenses net of fee waivers, if any	.74% A	.74%	.76%	.74%	.77%	.74%
Expenses net of all reductions	.74% A	.74%	.74%	.73%	.76%	.73%
Net investment income (loss)	2.26% A	2.63%	2.79%	2.50%	2.41%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,478	$ 13,530	$ 24,021	$ 29,382	$ 33,118	$ 32,087
Portfolio turnover rate G	78% A	99%	173%	44%	66%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 16.34	$ 15.47	$ 14.82	$ 14.64	$ 14.27	$ 12.59
Income from Investment Operations
Net investment income (loss) E	.16	.39	.39	.34	.32 H	.32
Net realized and unrealized gain (loss)	.16	1.85	.63	.21	.41	1.81
Total from investment operations	.32	2.24	1.02	.55	.73	2.13
Distributions from net investment income	-	(.92)	(.37)	(.37)	(.36)	(.45)
Distributions from net realized gain	(1.51)	(.45)	-	(.01)	-	-
Total distributions	(1.51)	(1.37)	(.37)	(.37) J	(.36)	(.45)
Net asset value, end of period	$ 15.15	$ 16.34	$ 15.47	$ 14.82	$ 14.64	$ 14.27
Total Return B, C, D	2.65%	15.24%	7.06%	3.85%	5.18%	17.66%
Ratios to Average Net AssetsF, I
Expenses before reductions	.89% A	.89%	.92%	.90%	.93%	.91%
Expenses net of fee waivers, if any	.89% A	.89%	.92%	.90%	.93%	.91%
Expenses net of all reductions	.88% A	.89%	.90%	.89%	.92%	.89%
Net investment income (loss)	2.11% A	2.48%	2.64%	2.34%	2.25%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,481	$ 59,670	$ 55,585	$ 51,574	$ 36,763	$ 22,456
Portfolio turnover rate G	78% A	99%	173%	44%	66%	82%

A Annualized B Total returns for periods of less than one year are not annualized .C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gain of $.005 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.53	$ 15.67	$ 15.03	$ 14.63
Income from Investment Operations
Net investment income (loss) E	.17	.42	.42	.16
Net realized and unrealized gain (loss)	.17	1.87	.63	.24
Total from investment operations	.34	2.29	1.05	.40
Distributions from net investment income	-	(.98)	(.41)	-
Distributions from net realized gain	(1.51)	(.45)	-	-
Total distributions	(1.51)	(1.43)	(.41)	-
Net asset value, end of period	$ 15.36	$ 16.53	$ 15.67	$ 15.03
Total Return B, C, D	2.74%	15.38%	7.16%	2.73%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.75%	.78%	.82% A
Expenses net of fee waivers, if any	.72% A	.75%	.78%	.82% A
Expenses net of all reductions	.71% A	.74%	.76%	.81% A
Net investment income (loss)	2.29% A	2.63%	2.77%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,721	$ 46,555	$ 27,092	$ 9,322
Portfolio turnover rate G	78% A	99%	173%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity International Equity Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term investments

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships (including allocations from Fidelity Central Funds,) deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 266,232,413
Unrealized depreciation	(58,418,512)
Net unrealized appreciation (depreciation)	$ 207,813,901
Cost for federal income tax purposes	$ 1,702,463,625

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $683,385,823 and $809,452,249, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .51% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 6,301
Service Class 2	72,130
$ 78,431

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 578,493
Service Class	5,325
Service Class 2	22,945
Investor Class	46,198
$ 652,961

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,892 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,826 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $71,557.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $51,919 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $321.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $245,006 which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 117,226,118
Service Class	-	1,107,972
Service Class 2	-	3,252,325
Investor Class	-	2,196,427
Total	$ -	$ 123,782,842
From net realized gain
Initial Class	$ 161,149,954	$ 58,256,317
Service Class	1,209,795	687,641
Service Class 2	5,555,453	1,584,992
Investor Class	4,611,259	781,653
Total	$ 172,526,461	$ 61,310,603

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	3,202,607	2,612,166	$ 48,802,424	$ 42,425,316
Reinvestment of distributions	11,245,635	11,325,893	161,149,954	175,482,435
Shares redeemed	(8,419,198)	(38,252,281)	(127,442,714)	(605,126,794)
Net increase (decrease)	6,029,044	(24,314,222)	$ 82,509,664	$ (387,219,043)
Service Class
Shares sold	71,104	219,346	$ 1,078,887	$ 3,525,031
Reinvestment of distributions	84,958	117,606	1,209,795	1,795,613
Shares redeemed	(162,030)	(1,054,962)	(2,432,923)	(16,540,256)
Net increase (decrease)	(5,968)	(718,010)	$ (144,241)	$ (11,219,612)
Service Class 2
Shares sold	444,712	675,528	$ 6,664,699	$ 10,786,206
Reinvestment of distributions	394,004	315,652	5,555,453	4,837,317
Shares redeemed	(565,126)	(931,541)	(8,371,525)	(14,765,977)
Net increase (decrease)	273,590	59,639	$ 3,848,627	$ 857,546
Investor Class
Shares sold	2,329,933	1,161,487	$ 34,426,447	$ 18,608,136
Reinvestment of distributions	322,691	189,870	4,611,259	2,978,080
Shares redeemed	(540,424)	(264,027)	(7,965,898)	(4,185,701)
Net increase (decrease)	2,112,200	1,087,330	$ 31,071,808	$ 17,400,515

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

VIP Asset Manager Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of Initial Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Asset Manager Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Investor Class and Service Class ranked below its competitive median for 2007, and the total expenses of Service Class 2 ranked above its competitive median for 2007. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-SANN-0808
1.705701.110

Fidelity® Variable Insurance Products:
Asset Manager: Growth® Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listings, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 1,023.90	$ 3.72
HypotheticalA	$ 1,000.00	$ 1,021.18	$ 3.72
Service Class
Actual	$ 1,000.00	$ 1,023.40	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.69	$ 4.22
Service Class 2
Actual	$ 1,000.00	$ 1,022.20	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.79	$ 5.12
Investor Class
Actual	$ 1,000.00	$ 1,024.00	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.69	$ 4.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.74%
Service Class	.84%
Service Class 2	1.02%
Investor Class	.84%

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
The Mosaic Co.	3.4	2.7
Potash Corp. of Saskatchewan, Inc.	2.3	2.2
Freeport-McMoRan Copper & Gold, Inc. Class B	2.0	1.1
Ultra Petroleum Corp.	1.7	1.4
Goldcorp, Inc.	1.6	1.2
Monsanto Co.	1.6	1.9
United States Steel Corp.	1.4	0.0
Chesapeake Energy Corp.	1.4	0.4
Hess Corp.	1.3	0.9
Southwestern Energy Co.	1.3	0.0
	18.0
Market Sectors as of June 30, 2008
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Materials	21.8	12.0
Energy	20.4	16.1
Industrials	5.8	9.5
Financials	4.1	8.4
Information Technology	4.0	6.7
Health Care	2.1	6.2
Consumer Discretionary	2.0	3.9
Consumer Staples	1.6	1.4
Utilities	0.9	2.9
Telecommunication Services	0.5	1.7
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stock Class and Equity Futures 71.2%		Stock Class and Equity Futures 73.0%
	Bond Class 22.8%		Bond Class 26.0%
	Short-Term Class 6.0%		Short-Term Class 1.0%
* Foreign investments	24.8%	** Foreign investments	26.3%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus in effect as of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.4%
	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Diversified Consumer Services - 0.1%
Sotheby's Class A (ltd. vtg.) (d)	9,800	$ 258,424
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	11,200	629,664
Household Durables - 0.2%
Gafisa SA sponsored ADR (d)	16,000	549,920
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)(d)	7,800	900,588
Media - 0.1%
Grupo Televisa SA de CV (CPO) sponsored ADR	12,200	288,164
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (a)(d)	64,500	516,645
Lululemon Athletica, Inc.	6,300	183,078
		699,723
TOTAL CONSUMER DISCRETIONARY		3,326,483
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	17,900	1,255,506
Wal-Mart Stores, Inc.	18,400	1,034,080
		2,289,586
ENERGY - 19.7%
Energy Equipment & Services - 3.7%
Atwood Oceanics, Inc. (a)	9,800	1,218,532
BJ Services Co.	26,900	859,186
ENSCO International, Inc.	9,800	791,252
FMC Technologies, Inc. (a)	4,800	369,264
Halliburton Co.	19,500	1,034,865
Nabors Industries Ltd. (a)	24,900	1,225,827
National Oilwell Varco, Inc. (a)	8,700	771,864
Schlumberger Ltd. (NY Shares)	6,900	741,267
Transocean, Inc. (a)	5,924	902,758
Weatherford International Ltd. (a)	31,600	1,567,044
		9,481,859
Oil, Gas & Consumable Fuels - 16.0%
Alpha Natural Resources, Inc. (a)	10,600	1,105,474
Apache Corp.	18,200	2,529,800
Arch Coal, Inc.	41,600	3,121,248
Cabot Oil & Gas Corp.	28,800	1,950,624
Chesapeake Energy Corp.	53,100	3,502,476
China Shenhua Energy Co. Ltd. (H Shares)	114,900	450,921
EOG Resources, Inc.	19,900	2,610,880
Exxon Mobil Corp.	16,000	1,410,080
Hess Corp.	27,300	3,444,987
Occidental Petroleum Corp.	4,000	359,440
Peabody Energy Corp.	35,900	3,160,995
Petroplus Holdings AG (a)	14,342	767,649

	Shares	Value
PT Bumi Resources Tbk	504,400	$ 448,306
Quicksilver Resources, Inc. (a)	74,000	2,859,360
Range Resources Corp.	34,600	2,267,684
SandRidge Energy, Inc.	2,200	142,076
Southwestern Energy Co. (a)	72,000	3,427,920
Ultra Petroleum Corp. (a)	43,800	4,301,160
Valero Energy Corp.	58,200	2,396,676
XTO Energy, Inc.	18,700	1,281,137
		41,538,893
TOTAL ENERGY		51,020,752
FINANCIALS - 2.2%
Commercial Banks - 0.8%
Banco do Brasil SA	48,000	781,138
Industrial & Commercial Bank of China	202,000	138,082
Uniao de Bancos Brasileiros SA (Unibanco) GDR	8,700	1,104,291
		2,023,511
Diversified Financial Services - 0.3%
Apollo Global Management LLC (e)	50,700	697,125
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	27,100	420,321
General Growth Properties, Inc.	21,400	749,642
SL Green Realty Corp.	16,300	1,348,336
Taubman Centers, Inc.	8,100	394,065
		2,912,364
TOTAL FINANCIALS		5,633,000
HEALTH CARE - 1.6%
Biotechnology - 0.6%
Celgene Corp. (a)	25,600	1,635,072
Health Care Providers & Services - 0.5%
Express Scripts, Inc. (a)	10,400	652,288
Tenet Healthcare Corp. (a)	116,300	646,628
		1,298,916
Pharmaceuticals - 0.5%
Elan Corp. PLC sponsored ADR (a)	37,300	1,326,015
TOTAL HEALTH CARE		4,260,003
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.9%
General Dynamics Corp.	4,300	362,060
L-3 Communications Holdings, Inc.	10,200	926,874
Lockheed Martin Corp.	1,000	98,660
Precision Castparts Corp.	5,200	501,124
Raytheon Co.	6,800	382,704
		2,271,422
Airlines - 0.4%
Delta Air Lines, Inc. (a)	67,000	381,900
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines Corp. (a)	56,400	$ 375,624
UAL Corp.	37,800	197,316
		954,840
Construction & Engineering - 0.0%
China Communications Construction Co. Ltd. (H Shares)	24,000	41,061
Electrical Equipment - 1.0%
ABB Ltd. sponsored ADR	42,400	1,200,768
Alstom SA	4,400	1,008,944
GrafTech International Ltd. (a)	10,900	292,447
		2,502,159
Industrial Conglomerates - 0.2%
Walter Industries, Inc.	5,700	619,989
Machinery - 1.2%
Caterpillar, Inc.	8,100	597,942
Cummins, Inc.	20,400	1,336,608
Eaton Corp.	9,500	807,215
Valmont Industries, Inc.	4,100	427,589
		3,169,354
Marine - 0.5%
Britannia Bulk Holdings, Inc.	6,900	93,150
DryShips, Inc.	14,900	1,194,682
		1,287,832
Road & Rail - 0.6%
CSX Corp.	6,200	389,422
Norfolk Southern Corp.	18,600	1,165,662
		1,555,084
TOTAL INDUSTRIALS		12,401,741
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	27,000	628,020
Juniper Networks, Inc. (a)	10,300	228,454
Nortel Networks Corp. (a)	144	1,180
Research In Motion Ltd. (a)	10,200	1,192,380
Starent Networks Corp.	12,100	152,218
		2,202,252
Computers & Peripherals - 1.1%
Apple, Inc. (a)	14,100	2,360,904
International Business Machines Corp.	3,600	426,708
		2,787,612
IT Services - 0.8%
MasterCard, Inc. Class A	4,000	1,062,080
Visa, Inc.	13,700	1,113,947
		2,176,027
Semiconductors & Semiconductor Equipment - 0.3%
Cree, Inc. (a)	8,900	203,009

	Shares	Value
Entropic Communications, Inc. (d)	24,100	$ 114,475
MEMC Electronic Materials, Inc. (a)	6,200	381,548
		699,032
Software - 0.6%
Nintendo Co. Ltd.	2,600	1,452,880
TOTAL INFORMATION TECHNOLOGY		9,317,803
MATERIALS - 20.8%
Chemicals - 8.8%
CF Industries Holdings, Inc.	6,900	1,054,320
FMC Corp.	21,700	1,680,448
Monsanto Co.	32,400	4,096,656
Potash Corp. of Saskatchewan, Inc.	25,500	5,828,535
Terra Industries, Inc.	14,700	725,445
The Mosaic Co. (a)	61,300	8,870,110
Uralkali JSC GDR (Reg. S) (a)	8,400	610,680
		22,866,194
Metals & Mining - 12.0%
ArcelorMittal SA (NY Shares) Class A	17,100	1,694,097
Barrick Gold Corp.	32,000	1,463,207
BHP Billiton Ltd. sponsored ADR	20,200	1,720,838
Cleveland-Cliffs, Inc.	4,800	572,112
Companhia Vale do Rio Doce sponsored ADR	37,400	1,339,668
Fording Canadian Coal Trust	28,000	2,678,177
Freeport-McMoRan Copper & Gold, Inc. Class B	43,300	5,074,327
Goldcorp, Inc.	89,100	4,109,080
Impala Platinum Holdings Ltd.	33,900	1,337,611
Kinross Gold Corp.	87,400	2,066,356
Newmont Mining Corp.	33,500	1,747,360
Nucor Corp.	20,300	1,515,801
Steel Dynamics, Inc.	56,100	2,191,827
United States Steel Corp.	19,000	3,510,820
		31,021,281
TOTAL MATERIALS		53,887,475
UTILITIES - 0.5%
Gas Utilities - 0.0%
Equitable Resources, Inc.	900	62,154
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. (a)	27,000	1,158,300
Multi-Utilities - 0.0%
Sempra Energy	1,300	73,385
TOTAL UTILITIES		1,293,839
TOTAL COMMON STOCKS (Cost $107,545,299)		143,430,682
U.S. Treasury Obligations - 0.5%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 1.84% 8/7/08 to 9/4/08 (f) (Cost $1,246,324)	$ 1,250,000	$ 1,246,584
International Equity Funds - 8.0%
	Shares
Fidelity International Equity Central Fund (g) (Cost $24,189,853)	247,396	20,625,400
Fixed-Income Funds - 23.5%

Fidelity Floating Rate Central Fund (g)	65,429	6,035,813
Fidelity High Income Central Fund 1 (g)	35,931	3,326,892
Fidelity VIP Investment Grade Central Fund (g)	513,997	51,538,502
TOTAL FIXED-INCOME FUNDS (Cost $62,273,736)		60,901,207
Money Market Funds - 13.1%

Fidelity Cash Central Fund, 2.38% (b)	32,015,272	32,015,272
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	1,785,575	1,785,575
TOTAL MONEY MARKET FUNDS (Cost $33,800,847)		33,800,847
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $229,056,059)	260,004,720
NET OTHER ASSETS - (0.5)%	(1,398,323)
NET ASSETS - 100%	$ 258,606,397
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
284 CME E-Mini S&P 500 Index Contracts	Sept. 2008	$ 18,191,620	$ (1,116,574)
12 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	Sept. 2008	638,597	(40,468)
6 FTSE 100 Index Contracts (United Kingdom)	Sept. 2008	674,998	(28,036)
5 TOPIX 150 Index Contracts (Japan)	Sept. 2008	620,967	(36,465)
TOTAL EQUITY INDEX CONTRACTS		$ 20,126,182	$ (1,221,543)

The face value of futures purchased as a percentage of net assets - 7.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $697,125 or 0.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,246,584.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 220,642
Fidelity Floating Rate Central Fund	197,539
Fidelity High Income Central Fund 1	136,234
Fidelity International Equity Central Fund	409,803
Fidelity Securities Lending Cash Central Fund	19,170
Fidelity VIP Investment Grade Central Fund	1,246,161
Total	$ 2,229,549
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 6,173,436	$ 87,083	$ -	$ 6,035,813	0.2%
Fidelity High Income Central Fund 1	3,399,366	67,326	-	3,326,892	1.3%
Fidelity International Equity Central Fund	20,230,794	3,543,355	-	20,625,400	2.7%
Fidelity VIP Investment Grade Central Fund	51,321,331	1,356,910	-	51,538,502	1.4%
Total	$ 81,124,927	$ 5,054,674	$ -	$ 81,526,607
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 260,004,720	$ 255,528,663	$ 4,476,057	$ -
Other Financial Instruments*	$ (1,221,543)	$ (1,221,543)	$ -	$ -
* Other financial instruments include Futures Contracts.
The information in the following tables is based on the combined investment of the Fund and its pro rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	10.9%
AAA,AA,A	5.5%
BBB	3.3%
BB	1.7%
B	1.0%
CCC,CC,C	0.2%
Not Rated	0.3%
Equities	70.9%
Short-Term Investments and Net Other Assets	6.2%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.2%
Canada	8.7%
United Kingdom	2.0%
Switzerland	1.7%
Brazil	1.5%
France	1.4%
Japan	1.2%
Australia	1.2%
Germany	1.1%
Others (individually less than 1%)	6.0%
100.0%
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $15,645,137 of which $7,031,250 and $8,613,887 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,657,264) - See accompanying schedule: Unaffiliated issuers (cost $108,791,623)	$ 144,677,266
Fidelity Central Funds (cost $120,264,436)	115,327,454
Total Investments (cost $229,056,059)		$ 260,004,720
Cash		9,162
Foreign currency held at value (cost $14)		14
Receivable for investments sold		32,654
Receivable for fund shares sold		564,341
Dividends receivable		207,166
Distributions receivable from Fidelity Central Funds		361,131
Receivable for daily variation on futures contracts		28,964
Prepaid expenses		347
Other receivables		2,162
Total assets		261,210,661

Liabilities
Payable for investments purchased	$ 300,455
Payable for fund shares redeemed	306,136
Accrued management fee	118,378
Distribution fees payable	2,650
Other affiliated payables	26,642
Other payables and accrued expenses	64,428
Collateral on securities loaned, at value	1,785,575
Total liabilities		2,604,264

Net Assets		$ 258,606,397
Net Assets consist of:
Paid in capital		$ 241,237,836
Undistributed net investment income		2,064,156
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,421,175)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,725,580
Net Assets		$ 258,606,397

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($209,885,567 ÷ 13,224,575 shares)	$ 15.87

Service Class: Net Asset Value, offering price and redemption price per share ($4,967,282 ÷ 315,144 shares)	$ 15.76

Service Class 2: Net Asset Value, offering price and redemption price per share ($12,449,632 ÷ 794,455 shares)	$ 15.67

Investor Class: Net Asset Value, offering price and redemption price per share ($31,303,916 ÷ 1,979,258 shares)	$ 15.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 710,438
Interest		17,551
Income from Fidelity Central Funds		2,229,549
Total income		2,957,538

Expenses
Management fee	$ 660,455
Transfer agent fees	94,572
Distribution fees	14,128
Accounting and security lending fees	58,629
Custodian fees and expenses	21,428
Independent trustees' compensation	512
Audit	46,753
Legal	1,242
Miscellaneous	6,646
Total expenses before reductions	904,365
Expense reductions	(11,040)	893,325
Net investment income (loss)		2,064,213
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,763,967
Foreign currency transactions	(17,707)
Futures contracts	(1,216,598)
Capital gain distributions from Fidelity Central Funds	110,614
Total net realized gain (loss)		1,640,276
Change in net unrealized appreciation (depreciation) on: Investment securities	2,945,707
Assets and liabilities in foreign currencies	(2,835)
Futures contracts	(1,106,742)
Total change in net unrealized appreciation (depreciation)		1,836,130
Net gain (loss)		3,476,406
Net increase (decrease) in net assets resulting from operations		$ 5,540,619

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,064,213	$ 4,569,238
Net realized gain (loss)	1,640,276	23,933,494
Change in net unrealized appreciation (depreciation)	1,836,130	11,801,366
Net increase (decrease) in net assets resulting from operations	5,540,619	40,304,098
Distributions to shareholders from net investment income	-	(9,798,205)
Distributions to shareholders from net realized gain	(155,222)	-
Share transactions - net increase (decrease)	11,249,387	(18,820,400)
Total increase (decrease) in net assets	16,634,784	11,685,493

Net Assets
Beginning of period	241,971,613	230,286,120
End of period (including undistributed net investment income of $2,064,156 and distributions in excess of net investment income of $57, respectively)	$ 258,606,397	$ 241,971,613

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.51	$ 13.60	$ 12.97	$ 12.78	$ 12.33	$ 10.33
Income from Investment Operations
Net investment income (loss) E	.13	.29	.26	.24	.26 H	.26
Net realized and unrealized gain (loss)	.24	2.24	.63	.25	.47	2.06
Total from investment operations	.37	2.53	.89	.49	.73	2.32
Distributions from net investment income	-	(.62)	(.26)	(.30)	(.28)	(.32)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	(.62)	(.26)	(.30)	(.28)	(.32)
Net asset value, end of period	$ 15.87	$ 15.51	$ 13.60	$ 12.97	$ 12.78	$ 12.33
Total Return B, C, D	2.39%	18.97%	6.99%	3.89%	5.98%	23.34%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A	.74%	.77%	.74%	.75%	.73%
Expenses net of fee waivers, if any	.74% A	.74%	.77%	.74%	.75%	.73%
Expenses net of all reductions	.73% A	.73%	.73%	.72%	.74%	.72%
Net investment income (loss)	1.76% A	1.98%	2.01%	1.93%	2.15%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 209,886	$ 211,867	$ 212,222	$ 260,968	$ 306,137	$ 335,285
Portfolio turnover rate G	94% A	132%	233%	43%	57%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.41	$ 13.51	$ 12.88	$ 12.69	$ 12.25	$ 10.27
Income from Investment Operations
Net investment income (loss) E	.12	.27	.25	.23	.25 H	.24
Net realized and unrealized gain (loss)	.24	2.22	.63	.24	.46	2.05
Total from investment operations	.36	2.49	.88	.47	.71	2.29
Distributions from net investment income	-	(.59)	(.25)	(.28)	(.27)	(.31)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	(.59)	(.25)	(.28)	(.27)	(.31)
Net asset value, end of period	$ 15.76	$ 15.41	$ 13.51	$ 12.88	$ 12.69	$ 12.25
Total Return B, C, D	2.34%	18.79%	6.93%	3.79%	5.85%	23.15%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.84%	.87%	.84%	.88%	.85%
Expenses net of fee waivers, if any	.84% A	.84%	.87%	.84%	.88%	.85%
Expenses net of all reductions	.83% A	.83%	.83%	.82%	.87%	.84%
Net investment income (loss)	1.66% A	1.88%	1.91%	1.83%	2.02%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,967	$ 5,113	$ 4,977	$ 5,604	$ 5,907	$ 6,692
Portfolio turnover rate G	94% A	132%	233%	43%	57%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.34	$ 13.42	$ 12.81	$ 12.61	$ 12.19	$ 10.21
Income from Investment Operations
Net investment income (loss) E	.11	.25	.22	.20	.22 H	.22
Net realized and unrealized gain (loss)	.23	2.21	.62	.25	.46	2.05
Total from investment operations	.34	2.46	.84	.45	.68	2.27
Distributions from net investment income	-	(.54)	(.23)	(.25)	(.26)	(.29)
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	(.54)	(.23)	(.25)	(.26)	(.29)
Net asset value, end of period	$ 15.67	$ 15.34	$ 13.42	$ 12.81	$ 12.61	$ 12.19
Total Return B, C, D	2.22%	18.68%	6.64%	3.65%	5.63%	23.03%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02% A	1.02%	1.05%	1.03%	1.06%	1.05%
Expenses net of fee waivers, if any	1.02% A	1.02%	1.05%	1.03%	1.06%	1.05%
Expenses net of all reductions	1.01% A	1.01%	1.02%	1.02%	1.05%	1.04%
Net investment income (loss)	1.48% A	1.70%	1.73%	1.64%	1.84%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,450	$ 8,622	$ 6,205	$ 5,854	$ 6,399	$ 6,694
Portfolio turnover rate G	94% A	132%	233%	43%	57%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.46	$ 13.56	$ 12.96	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.13	.27	.24	.10
Net realized and unrealized gain (loss)	.24	2.23	.63	.26
Total from investment operations	.37	2.50	.87	.36
Distributions from net investment income	-	(.60)	(.27)	-
Distributions from net realized gain	(.01)	-	-	-
Total distributions	(.01)	(.60)	(.27)	-
Net asset value, end of period	$ 15.82	$ 15.46	$ 13.56	$ 12.96
Total Return B, C, D	2.40%	18.78%	6.80%	2.86%
Ratios to Average Net Assets F, I
Expenses before reductions	.84% A	.86%	.92%	.96% A
Expenses net of fee waivers, if any	.84% A	.86%	.92%	.96% A
Expenses net of all reductions	.83% A	.86%	.89%	.94% A
Net investment income (loss)	1.66% A	1.86%	1.86%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,304	$ 16,370	$ 6,882	$ 1,330
Portfolio turnover rate G	94% A	132%	233%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity International Equity Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities, Repurchase Agreements
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities, Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
VIP Investment Grade Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities, Mortgage Dollar Rolls, Repurchase Agreements, Restricted Securities, Swap Agreements
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term investments

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 42,072,318
Unrealized depreciation	(10,602,562)
Net unrealized appreciation (depreciation)	$ 31,469,756
Cost for federal income tax purposes	$ 228,534,964

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, aggregated $103,343,546 and $111,933,802, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 2,451
Service Class 2	11,677
$ 14,128

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 70,319
Service Class	1,715
Service Class 2	4,548
Investor Class	17,990
$ 94,572

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $641 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $228 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $19,170.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,040 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 74% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $40,059, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 8,859,832
Service Class	-	204,868
Service Class 2	-	261,814
Investor Class	-	471,691
Total	$ -	$ 9,798,205
From net realized gain
Initial Class	$ 134,082	$ -
Service Class	3,340	-
Service Class 2	5,826	-
Investor Class	11,974	-
Total	$ 155,222	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	516,723	362,169	$ 8,039,675	$ 5,422,430
Reinvestment of distributions	9,215	614,047	134,082	8,859,831
Shares redeemed	(960,919)	(2,920,445)	(14,404,844)	(42,137,623)
Net increase (decrease)	(434,981)	(1,944,229)	$ (6,231,087)	$ (27,855,362)
Service Class
Shares sold	18,300	20,432	$ 268,214	$ 287,973
Reinvestment of distributions	231	14,289	3,340	204,868
Shares redeemed	(35,132)	(71,493)	(529,460)	(1,011,333)
Net increase (decrease)	(16,601)	(36,772)	$ (257,906)	$ (518,492)
Service Class 2
Shares sold	443,754	308,193	$ 6,790,692	$ 4,486,311
Reinvestment of distributions	405	18,038	5,826	261,814
Shares redeemed	(211,883)	(226,400)	(3,255,177)	(3,287,598)
Net increase (decrease)	232,276	99,831	$ 3,541,341	$ 1,460,527
Investor Class
Shares sold	1,036,721	724,903	$ 15,912,471	$ 10,617,048
Reinvestment of distributions	826	31,989	11,974	471,691
Shares redeemed	(116,892)	(205,796)	(1,727,406)	(2,995,812)
Net increase (decrease)	920,655	551,096	$ 14,197,039	$ 8,092,927

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager: Growth Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's three asset classes according to their respective weightings in the fund's neutral mix.

VIP Asset Manager: Growth Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of Initial Class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 27% means that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Asset Manager: Growth Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class and Service Class ranked below its competitive median for 2007, and the total expenses of each of Investor Class and Service Class 2 ranked above its competitive median for 2007. The Board considered that the total expenses of Investor Class were above the median primarily due to its higher transfer agent fee. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-SANN-0808
1.705700.110

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Fidelity VIP Investment Grade Central Fund Financial Statements		Complete list of investments and financial statements for Fidelity VIP Investment Grade Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 1,001.80	$ 2.14
Hypothetical A	$ 1,000.00	$ 1,022.73	$ 2.16
Service Class
Actual	$ 1,000.00	$ 1,001.10	$ 2.64
Hypothetical A	$ 1,000.00	$ 1,022.23	$ 2.66
Service Class 2
Actual	$ 1,000.00	$ 1,000.30	$ 3.38
Hypothetical A	$ 1,000.00	$ 1,021.48	$ 3.42
Investor Class
Actual	$ 1,000.00	$ 1,001.60	$ 2.24
Hypothetical A	$ 1,000.00	$ 1,022.63	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.43%
Service Class	.53%
Service Class 2.68%
Investor Class	.45%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund as of their most recent fiscal half-year were both less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund.

Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
U.S. Government and U.S. Government Agency Obligations 53.6%	U.S. Government and U.S. Government Agency Obligations 60.2%
AAA 12.7%	AAA 13.8%
AA 5.0%	AA 4.4%
A 8.7%	A 7.1%
BBB 15.7%	BBB 15.2%
BB and Below 2.6%	BB and Below 2.5%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets*** (3.4)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of June 30, 2008
6 months ago
Years	6.2	6.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2008
6 months ago
Years	4.6	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Corporate Bonds 27.7%		Corporate Bonds 22.9%
	U.S. Government and U.S. Government Agency Obligations 53.6%		U.S. Government and U.S. Government Agency Obligations 60.2%
	Asset-Backed Securities 5.2%		Asset-Backed Securities 7.2%
	CMOs and Other Mortgage Related Securities 11.5%		CMOs and Other Mortgage Related Securities 12.9%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets*** (3.4)%
* Foreign investments	6.5%	** Foreign investments	6.6%
* Futures and Swaps	10.8%	** Futures and Swaps	13.0%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 99.6%
	Shares	Value
INVESTMENT GRADE FIXED-INCOME FUNDS - 98.0%
Fidelity VIP Investment Grade Central Fund (d)	26,450,742	$ 2,652,215,876
HIGH YIELD FIXED-INCOME FUNDS - 1.6%
Fidelity Specialized High Income Central Fund (c)	457,490	42,802,743
TOTAL FIXED-INCOME FUNDS (Cost $2,772,857,668)		2,695,018,619
Nonconvertible Bonds - 0.1%
	Principal Amount
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17 (Cost $2,390,024)	$ 2,425,000	2,301,774
Asset-Backed Securities - 0.2%

Advanta Business Card Master Trust Series 2007-D1 Class D, 3.8819% 1/22/13 (a)(b)	1,800,000	951,300
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (a)	1,045,000	774,136
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	651,883
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	373,053
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	801,092	748,460
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	180,261	1,803
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	798,032
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 4.9825% 10/25/36 (a)(b)	1,025,000	52,583
TOTAL ASSET-BACKED SECURITIES (Cost $6,844,628)		4,351,250
Collateralized Mortgage Obligations - 0.1%
	Principal Amount	Value
Private Sponsor - 0.0%
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class B1, 4.7825% 7/25/36 (a)(b)	$ 3,535,000	$ 48,536
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 4.9825% 12/25/36 (a)(b)	810,000	42,946
TOTAL PRIVATE SPONSOR		91,482
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2003-128 Class NE, 4% 12/25/16	3,576,143	3,533,438
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,072,374)		3,624,920
Cash Equivalents - 0.2%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.58%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) # (Cost $6,568,000)	$ 6,568,471	6,568,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,795,732,694)	2,711,864,563
NET OTHER ASSETS - (0.2)%	(5,674,200)
NET ASSETS - 100%	$ 2,706,190,363
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 1,900,000	$ (40,529)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,865,000	(35,711)
		$ 3,765,000	$ (76,240)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,442,732 or 0.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investments and financial statements are included at the end of this report as an attachment.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,568,000 due 7/01/08 at 2.58%
BNP Paribas Securities Corp.	$ 1,332,409
Bank of America, NA	2,159,166
Barclays Capital, Inc.	2,273,061
ING Financial Markets LLC	705,393
WestLB AG	97,971
$ 6,568,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 1,380,487
Fidelity VIP Investment Grade Central Fund	63,079,894
Total	$ 64,460,381
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 35,871,563	$ 8,633,307	$ -	$ 42,802,743	10.4%
Fidelity VIP Investment Grade Central Fund	2,517,706,878	233,632,366	39,922,980	2,652,215,876	71.2%
Total	$ 2,553,578,441	$ 242,265,673	$ 39,922,980	$ 2,695,018,619
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,711,864,563	$ 2,695,018,619	$ 16,700,076	$ 145,868
Other Financial Instruments*	$ (76,240)	$ -	$ (76,240)	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Investments in Securities
Beginning Balance	$ 505,792
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(182,980)
Cost of Purchases	85
Proceeds of Sales	-
Amortization/Accretion	(177,029)
Transfer in/out of Level 3	-
Ending Balance	$ 145,868

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $7,863,643 all of which will expire on December 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $6,568,000) - See accompanying schedule: Unaffiliated issuers (cost $22,875,026)	$ 16,845,944
Fidelity Central Funds (cost $2,772,857,668)	2,695,018,619
Total Investments (cost $2,795,732,694)		$ 2,711,864,563
Cash		309
Receivable for investments sold		97,872
Receivable for fund shares sold		1,945,352
Interest receivable		101,898
Distributions receivable from Fidelity Central Funds		11,037,994
Prepaid expenses		3,472
Receivable from investment adviser for expense reductions		2,472
Total assets		2,725,053,932

Liabilities
Payable for investments purchased	$ 11,040,696
Payable for fund shares redeemed	6,465,398
Swap agreements, at value	76,240
Accrued management fee	713,273
Distribution fees payable	245,936
Other affiliated payables	232,192
Other payables and accrued expenses	89,834
Total liabilities		18,863,569

Net Assets		$ 2,706,190,363
Net Assets consist of:
Paid in capital		$ 2,734,546,776
Undistributed net investment income		57,919,087
Accumulated undistributed net realized gain (loss) on investments		(2,331,129)
Net unrealized appreciation (depreciation) on investments		(83,944,371)
Net Assets		$ 2,706,190,363

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,103,415,666 ÷ 89,990,432 shares)	$ 12.26

Service Class: Net Asset Value, offering price and redemption price per share ($168,239,773 ÷ 13,817,431 shares)	$ 12.18

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,114,050,542 ÷ 92,487,659 shares)	$ 12.05

Investor Class: Net Asset Value, offering price and redemption price per share ($320,484,382 ÷ 26,200,178 shares)	$ 12.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Interest		$ 636,803
Income from Fidelity Central Funds		64,460,381
Total income		65,097,184

Expenses
Management fee	$ 4,236,549
Transfer agent fees	972,195
Distribution fees	1,422,769
Accounting fees and expenses	433,350
Custodian fees and expenses	812
Independent trustees' compensation	5,817
Audit	19,999
Legal	3,606
Interest	756
Miscellaneous	76,375
Total expenses before reductions	7,172,228
Expense reductions	(14,835)	7,157,393
Net investment income		57,939,791
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,542
Fidelity Central Funds	(163,681)
Swap agreements	14,349
Capital gain distributions from Fidelity Central Funds	5,542,988
Total net realized gain (loss)		5,442,198
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,301,998)
Swap agreements	(8,864)
Total change in net unrealized appreciation (depreciation)		(62,310,862)
Net gain (loss)		(56,868,664)
Net increase (decrease) in net assets resulting from operations		$ 1,071,127

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets

Operations
Net investment income	$ 57,939,791	$ 107,633,550
Net realized gain (loss)	5,442,198	1,387,177
Change in net unrealized appreciation (depreciation)	(62,310,862)	(10,930,679)
Net increase (decrease) in net assets resulting from operations	1,071,127	98,090,048
Distributions to shareholders from net investment income	(105,712,323)	(82,169,011)
Distributions to shareholders from net realized gain	(2,086,364)	-
Total distributions	(107,798,687)	(82,169,011)
Share transactions - net increase (decrease)	227,772,812	618,689,233
Total increase (decrease) in net assets	121,045,252	634,610,270

Net Assets
Beginning of period	2,585,145,111	1,950,534,841
End of period (including undistributed net investment income of $57,919,087 and undistributed net investment income of $106,317,579, respectively)	$ 2,706,190,363	$ 2,585,145,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.76	$ 12.76	$ 13.25	$ 13.65	$ 13.70
Income from Investment Operations
Net investment income E	.275	.610	.591	.523	.476	.467
Net realized and unrealized gain (loss)	(.250)	(.076)	(.060)	(.243)	.104	.213
Total from investment operations	.025	.534	.531	.280	.580	.680
Distributions from net investment income	(.515)	(.534)	(.501)	(.480)	(.570)	(.540)
Distributions from net realized gain	(.010)	-	(.030)	(.290)	(.410)	(.190)
Total distributions	(.525)	(.534)	(.531)	(.770)	(.980)	(.730)
Net asset value, end of period	$ 12.26	$ 12.76	$ 12.76	$ 12.76	$ 13.25	$ 13.65
Total Return B, C, D	.18%	4.35%	4.35%	2.19%	4.46%	5.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.43% A	.43%	.44%	.49%	.56%	.54%
Expenses net of fee waivers, if any	.43% A	.43%	.44%	.49%	.56%	.54%
Expenses net of all reductions	.43% A	.43%	.44%	.49%	.56%	.54%
Net investment income	4.44% A	4.88%	4.75%	4.12%	3.65%	3.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,103,416	$ 1,134,915	$ 1,184,942	$ 1,284,600	$ 1,374,972	$ 1,528,417
Portfolio turnover rate G	3% A	2%	34%	157%	170%	218%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 12.68	$ 12.68	$ 13.18	$ 13.61	$ 13.66
Income from Investment Operations
Net investment income E	.266	.593	.575	.511	.456	.448
Net realized and unrealized gain (loss)	(.250)	(.069)	(.053)	(.246)	.104	.212
Total from investment operations	.016	.524	.522	.265	.560	.660
Distributions from net investment income	(.506)	(.524)	(.492)	(.475)	(.580)	(.520)
Distributions from net realized gain	(.010)	-	(.030)	(.290)	(.410)	(.190)
Total distributions	(.516)	(.524)	(.522)	(.765)	(.990)	(.710)
Net asset value, end of period	$ 12.18	$ 12.68	$ 12.68	$ 12.68	$ 13.18	$ 13.61
Total Return B, C, D	.11%	4.29%	4.30%	2.08%	4.32%	5.06%
Ratios to Average Net AssetsF, H
Expenses before reductions	.53% A	.53%	.54%	.58%	.66%	.64%
Expenses net of fee waivers, if any	.53% A	.53%	.54%	.58%	.66%	.64%
Expenses net of all reductions	.53% A	.53%	.54%	.58%	.66%	.64%
Net investment income	4.34% A	4.78%	4.65%	4.06%	3.54%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,240	$ 147,990	$ 99,633	$ 79,205	$ 50,143	$ 18,305
Portfolio turnover rateG	3% A	2%	34%	157%	170%	218%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 12.56	$ 12.57	$ 13.08	$ 13.50	$ 13.57
Income from Investment Operations
Net investment incomeE	.255	.568	.551	.488	.435	.427
Net realized and unrealized gain (loss)	(.249)	(.064)	(.053)	(.248)	.105	.213
Total from investment operations	.006	.504	.498	.240	.540	.640
Distributions from net investment income	(.496)	(.514)	(.478)	(.460)	(.550)	(.520)
Distributions from net realized gain	(.010)	-	(.030)	(.290)	(.410)	(.190)
Total distributions	(.506)	(.514)	(.508)	(.750)	(.960)	(.710)
Net asset value, end of period	$ 12.05	$ 12.55	$ 12.56	$ 12.57	$ 13.08	$ 13.50
Total ReturnB, C, D	.03%	4.17%	4.14%	1.89%	4.19%	4.94%
Ratios to Average Net AssetsF, H
Expenses before reductions	.68% A	.68%	.69%	.73%	.81%	.79%
Expenses net of fee waivers, if any	.68% A	.68%	.69%	.73%	.81%	.79%
Expenses net of all reductions	.68% A	.68%	.69%	.73%	.81%	.79%
Net investment income	4.19% A	4.63%	4.50%	3.90%	3.39%	3.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,114,051	$ 1,018,017	$ 497,504	$ 285,528	$ 186,302	$ 115,411
Portfolio turnover rateG	3% A	2%	34%	157%	170%	218%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 12.74	$ 12.75	$ 12.65
Income from Investment Operations
Net investment incomeE	.272	.603	.583	.242
Net realized and unrealized gain (loss)	(.249)	(.079)	(.055)	(.142)
Total from investment operations	.023	.524	.528	.100
Distributions from net investment income	(.513)	(.534)	(.508)	-
Distributions from net realized gain	(.010)	-	(.030)	-
Total distributions	(.523)	(.534)	(.538)	-
Net asset value, end of period	$ 12.23	$ 12.73	$ 12.74	$ 12.75
Total ReturnB, C, D	.16%	4.28%	4.33%	.79%
Ratios to Average Net AssetsF, I
Expenses before reductions	.46% A	.46%	.48%	.49% A
Expenses net of fee waivers, if any	.45% A	.46%	.48%	.49% A
Expenses net of all reductions	.45% A	.46%	.48%	.49% A
Net investment income	4.41% A	4.84%	4.72%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 320,484	$ 284,223	$ 168,456	$ 42,944
Portfolio turnover rateG	3% A	2%	34%	157%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. The Fund invests substantially all of its assets in VIP Investment Grade Central Fund which is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR and seeks a high level of income by normally investing in investment-grade debt securities. VIP Investment Grade Central Fund's operating and accounting policies are outlined in its financial statements, included at the end of this report as an attachment.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

The Central Funds may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for Fidelity Specialized High Income Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Specialized High Income Central Fund is available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and capital loss carryforwards.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,795,925
Unrealized depreciation	(26,410,046)
Net unrealized appreciation (depreciation)	$ (24,614,121)
Cost for federal income tax purposes	$ 2,736,478,684

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, (including the Fixed-Income Central Funds), other than short-term securities, aggregated $245,965,757 and $44,021,918, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 79,536
Service Class 2	1,343,233
$ 1,422,769

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 397,558
Service Class	53,822
Service Class 2	358,673
Investor Class	162,142
$ 972,195

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,814,000	2.30%	$ 756

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,538 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Investor Class	.65% - .45%*	$ 14,421

* Expense limitation in effect at period end.

Effective February 1, 2008, the expense limitations changed to .45% for Investor Class.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $414.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 34% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 25% of the total outstanding shares of the Fund.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ 46,263,083	$ 48,915,672
Service Class	6,147,736	4,212,943
Service Class 2	41,219,973	21,635,659
Investor Class	12,081,531	7,404,737
Total	$ 105,712,323	$ 82,169,011
From net realized gain
Initial Class	$ 898,312	$ -
Service Class	121,497	-
Service Class 2	831,048	-
Investor Class	235,507	-
Total	$ 2,086,364	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	9,127,199	14,387,790	$ 114,396,983	$ 179,571,725
Reinvestment of distributions	3,834,260	3,978,791	47,161,395	48,915,672
Shares redeemed	(11,879,973)	(22,289,170)	(147,452,416)	(278,600,560)
Net increase (decrease)	1,081,486	(3,922,589)	$ 14,105,962	$ (50,113,163)
Service Class
Shares sold	3,132,748	5,832,754	$ 38,783,094	$ 72,283,870
Reinvestment of distributions	513,031	344,884	6,269,233	4,212,943
Shares redeemed	(1,502,675)	(2,359,701)	(18,525,522)	(29,213,717)
Net increase (decrease)	2,143,104	3,817,937	$ 26,526,805	$ 47,283,096
Service Class 2
Shares sold	15,282,768	43,988,735	$ 187,409,827	$ 538,885,002
Reinvestment of distributions	3,475,291	1,787,104	42,051,021	21,635,659
Shares redeemed	(7,419,236)	(4,226,093)	(90,859,379)	(52,037,853)
Net increase (decrease)	11,338,823	41,549,746	$ 138,601,469	$ 508,482,808
Investor Class
Shares sold	5,387,696	9,943,802	$ 67,424,759	$ 123,816,926
Reinvestment of distributions	1,003,016	603,684	12,317,038	7,404,737
Shares redeemed	(2,509,341)	(1,451,398)	(31,203,221)	(18,185,171)
Net increase (decrease)	3,881,371	9,096,088	$ 48,538,576	$ 113,036,492

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP Investment Grade Bond Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the fourth quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance and how investment personnel evaluate potential for incremental return against the risks involved in obtaining that incremental return. The Board considered the steps that FMR has taken to strengthen and refine its risk management processes in light of recent credit events that have affected various sectors of the fixed-income markets. The Board will continue to closely monitor the performance of the fund in the coming year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investment Grade Bond Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

The following are the financial statements for the Fidelity VIP Investment
Grade Central Fund as of June 30, 2008 which is a direct investment of
VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Actual	$ 1,000.00	$ 1,004.20	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.85	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0033%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Not Part of Financial Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
U.S. Government and U.S. Government Agency Obligations 54.6%	U.S. Government and U.S. Government Agency Obligations 61.7%
AAA 12.9%	AAA 14.1%
AA 5.0%	AA 4.5%
A 8.7%	A 7.3%
BBB 16.4%	BBB 15.7%
BB and Below 0.8%	BB and Below 0.9%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets*** (4.4)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of June 30, 2008
6 months ago
Years	6.2	6.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2008
6 months ago
Years	4.6	4.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2008*		As of December 31, 2007**
	Corporate Bonds 26.7%		Corporate Bonds 22.1%
	U.S. Government and U.S. Government Agency Obligations 54.6%		U.S. Government and U.S. Government Agency Obligations 61.7%
	Asset-Backed Securities 5.1%		Asset-Backed Securities 7.2%
	CMOs and Other Mortgage Related Securities 11.8%		CMOs and Other Mortgage Related Securities 13.2%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets*** (4.4)%
* Foreign investments	6.2%	** Foreign investments	6.6%
* Futures and Swaps	10.9%	** Futures and Swaps	13.2%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Not Part of Financial Report

Investments June 30, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	$ 2,925,000	$ 2,897,534
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	4,010,000	3,988,679
5.875% 1/15/36	5,320,000	4,463,858
Newell Rubbermaid, Inc. 6.25% 4/15/18	1,190,000	1,181,083
		9,633,620
Media - 1.9%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	102,228
6.875% 5/1/12	290,000	296,685
7.625% 4/15/31	1,625,000	1,649,775
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,739,323
5.5% 3/15/11	2,675,000	2,677,017
6.45% 3/15/37	5,676,000	5,282,602
COX Communications, Inc.:
4.625% 1/15/10	3,350,000	3,331,515
4.625% 6/1/13	3,475,000	3,289,703
6.25% 6/1/18 (a)	5,000,000	4,880,970
6.45% 12/1/36 (a)	1,560,000	1,449,243
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,032,759
News America, Inc.:
6.15% 3/1/37	1,745,000	1,606,644
6.2% 12/15/34	6,695,000	6,174,008
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,343,159
6.2% 7/1/13	7,000,000	7,118,069
6.75% 7/1/18	4,425,000	4,454,342
7.3% 7/1/38	3,685,000	3,662,341
Time Warner, Inc.:
2.915% 11/13/09 (f)	1,024,000	995,104
5.875% 11/15/16	7,856,000	7,407,847
6.5% 11/15/36	2,925,000	2,603,829
Viacom, Inc.:
3.1263% 6/16/09 (f)	265,000	262,204
5.75% 4/30/11	1,410,000	1,413,288
6.125% 10/5/17	2,710,000	2,598,418
6.75% 10/5/37	935,000	895,533
		69,266,606
TOTAL CONSUMER DISCRETIONARY		81,797,760
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	1,705,000	1,706,949
5.75% 10/23/17	3,817,000	3,767,333

	Principal Amount	Value
FBG Finance Ltd. 5.125% 6/15/15 (a)	$ 2,185,000	$ 2,032,924
		7,507,206
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
6.036% 12/10/28 (a)	7,191,454	6,677,481
6.302% 6/1/37 (f)	5,910,000	5,067,825
Wal-Mart Stores, Inc. 6.2% 4/15/38	4,050,000	3,979,344
		15,724,650
Food Products - 0.6%
Cargill, Inc. 6.625% 9/15/37 (a)	3,333,000	3,288,088
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,444,337
H.J. Heinz Co. 6.428% 12/1/08 (a)(f)	2,935,000	2,960,623
Kraft Foods, Inc.:
6.125% 2/1/18	2,376,000	2,309,664
6.875% 2/1/38	4,900,000	4,763,805
6.875% 1/26/39	5,000,000	4,852,345
		21,618,862
Personal Products - 0.2%
Avon Products, Inc. 5.75% 3/1/18	5,995,000	5,968,166
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	2,852,678
5.65% 5/16/18	2,751,000	2,673,867
6.375% 5/16/38	4,652,000	4,533,490
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	3,006,532
		13,066,567
TOTAL CONSUMER STAPLES		63,885,451
ENERGY - 3.0%
Energy Equipment & Services - 0.4%
Petronas Capital Ltd. 7% 5/22/12 (a)	6,135,000	6,566,192
Transocean, Inc. 6% 3/15/18	5,810,000	5,818,692
Weatherford International Ltd. 7% 3/15/38	2,250,000	2,306,837
		14,691,721
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	4,745,000	4,747,548
6.45% 9/15/36	1,155,000	1,140,087
Canadian Natural Resources Ltd.:
5.7% 5/15/17	5,685,000	5,569,333
6.25% 3/15/38	1,165,000	1,092,975
6.75% 2/1/39	1,135,000	1,137,404
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,184,077
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC:
4.37% 3/1/09	$ 3,575,000	$ 3,563,975
6.25% 2/15/13	855,000	870,128
6.75% 2/15/32	4,255,000	4,021,962
Duke Energy Field Services 6.45% 11/3/36 (a)	3,300,000	3,008,429
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,213,237
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	6,135,000	6,378,934
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	323,466
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	5,686,423
Nakilat, Inc. 6.067% 12/31/33 (a)	4,015,000	3,550,986
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	925,000	844,145
Nexen, Inc.:
5.875% 3/10/35	1,655,000	1,478,066
6.4% 5/15/37	2,125,000	2,012,029
NGPL PipeCo LLC 6.514% 12/15/12 (a)	1,980,000	2,010,213
Pemex Project Funding Master Trust:
3.2806% 12/3/12 (a)(f)	410,000	401,800
4.0763% 6/15/10 (a)(f)	4,480,000	4,493,440
6.125% 8/15/08	236,000	236,944
Petro-Canada:
6.05% 5/15/18	1,480,000	1,458,524
6.8% 5/15/38	2,290,000	2,243,073
Plains All American Pipeline LP:
6.125% 1/15/17	1,250,000	1,228,431
6.65% 1/15/37	1,950,000	1,818,543
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (a)	2,375,000	2,306,315
6.332% 9/30/27 (a)	2,415,000	2,237,546
Suncor Energy, Inc.:
6.1% 6/1/18	4,665,000	4,679,130
6.85% 6/1/39	4,100,000	4,183,271
Talisman Energy, Inc. yankee 6.25% 2/1/38	1,195,000	1,098,463
TEPPCO Partners LP:
6.65% 4/15/18	1,811,000	1,832,708
7.55% 4/15/38	3,470,000	3,617,333
Texas Eastern Transmission LP 6% 9/15/17 (a)	2,434,000	2,398,756
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	618,075

	Principal Amount	Value
Valero Energy Corp. 6.625% 6/15/37	$ 1,575,000	$ 1,444,036
XTO Energy, Inc. 6.375% 6/15/38	6,820,000	6,517,908
		96,647,713
TOTAL ENERGY		111,339,434
FINANCIALS - 10.9%
Capital Markets - 2.6%
Bear Stearns Companies, Inc. 6.95% 8/10/12	6,445,000	6,701,331
BlackRock, Inc. 6.25% 9/15/17	3,685,000	3,705,861
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,690,302
5.625% 1/15/17	3,000,000	2,779,671
5.7% 9/1/12	2,935,000	2,944,207
5.95% 1/18/18	755,000	724,768
6.15% 4/1/18	3,134,000	3,040,478
6.6% 1/15/12	4,610,000	4,740,380
6.75% 10/1/37	6,705,000	6,133,372
Janus Capital Group, Inc.:
5.875% 9/15/11	2,041,000	2,008,513
6.25% 6/15/12	6,015,000	5,870,508
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,672,319
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	6,260,655
Lazard Group LLC:
6.85% 6/15/17	3,230,000	2,848,834
7.125% 5/15/15	5,585,000	5,221,874
Lehman Brothers Holdings, Inc.:
5.625% 1/24/13	1,112,000	1,052,514
6.2% 9/26/14	3,100,000	2,958,851
6.75% 12/28/17	1,755,000	1,648,691
6.875% 5/2/18	2,535,000	2,454,146
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	7,275,000	7,118,842
6.15% 4/25/13	1,204,000	1,166,918
6.875% 4/25/18	214,000	203,669
Morgan Stanley:
4.75% 4/1/14	1,500,000	1,366,845
6.6% 4/1/12	7,695,000	7,823,660
6.625% 4/1/18	4,065,000	3,851,689
UBS AG Stamford Branch:
5.75% 4/25/18	4,720,000	4,503,900
5.875% 12/20/17	3,145,000	3,059,299
VTB Capital SA 3.3844% 8/1/08 (a)(f)	1,792,000	1,774,080
		98,326,177
Commercial Banks - 1.5%
Bank of America NA 5.3% 3/15/17	1,480,000	1,358,565
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	3,989,006
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse First Boston 6% 2/15/18	$ 6,110,000	$ 5,883,429
DBS Bank Ltd. (Singapore) 2.94% 5/16/17 (a)(f)	410,000	382,489
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,506,251
HBOS PLC 6.75% 5/21/18 (a)	4,900,000	4,686,203
HSBC Holdings PLC:
2.9275% 10/6/16 (f)	399,000	364,982
6.5% 9/15/37	7,355,000	6,871,556
Korea Development Bank:
3.875% 3/2/09	5,775,000	5,748,360
5.3% 1/17/13	3,805,000	3,797,162
Manufacturers & Traders Trust Co. 4.1975% 4/1/13 (a)(f)	269,000	257,715
PNC Funding Corp. 3.0394% 1/31/12 (f)	1,019,000	959,372
Santander Issuances SA Unipersonal 3.1625% 6/20/16 (a)(f)	1,229,000	1,144,445
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,460,362
Sovereign Bank 4.375% 8/1/13 (f)	576,000	445,773
Standard Chartered Bank 6.4% 9/26/17 (a)	4,025,000	3,934,780
Wachovia Bank NA 4.875% 2/1/15	4,405,000	3,998,815
Wachovia Corp. 4.875% 2/15/14	785,000	716,986
Wells Fargo & Co. 5.625% 12/11/17	4,754,000	4,599,699
		57,105,950
Consumer Finance - 1.4%
American Express Co.:
6.15% 8/28/17	3,625,000	3,540,693
8.15% 3/19/38	3,450,000	3,834,496
American General Finance Corp. 6.9% 12/15/17	2,370,000	2,065,609
Discover Financial Services 3.3163% 6/11/10 (f)	11,045,000	9,445,861
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,366,591
5.625% 5/1/18	9,700,000	9,380,434
5.875% 1/14/38	3,600,000	3,262,565
6.375% 11/15/67 (f)	4,000,000	3,783,236
MBNA America Bank NA 7.125% 11/15/12	1,075,000	1,147,094
MBNA Corp. 7.5% 3/15/12	1,860,000	2,003,616
SLM Corp.:
3.06% 7/27/09 (f)	1,064,000	997,552
3.08% 7/26/10 (f)	6,312,000	5,601,427
4% 1/15/09	1,020,000	1,007,446
4.5% 7/26/10	2,555,000	2,364,162
		50,800,782

	Principal Amount	Value
Diversified Financial Services - 1.1%
Bank of America Corp. 7.4% 1/15/11	$ 9,125,000	$ 9,516,791
BTM Curacao Holding NV 3.1288% 12/19/16 (a)(f)	666,000	606,481
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	2,286,000	2,277,272
6.375% 5/15/38	2,905,000	2,883,596
JPMorgan Chase & Co.:
4.75% 5/1/13	7,045,000	6,846,761
4.891% 9/1/15 (f)	20,000	19,620
5.6% 6/1/11	127,000	128,740
5.75% 1/2/13	3,500,000	3,522,670
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	3,375,000	2,945,791
5.35% 4/15/12 (a)	1,700,000	1,647,951
5.5% 1/15/14 (a)	2,405,000	2,234,115
TECO Finance, Inc. 7% 5/1/12	1,740,000	1,814,439
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(f)	3,400,000	3,015,797
ZFS Finance USA Trust V 6.5% 5/9/67 (a)(f)	4,035,000	3,521,772
		40,981,796
Insurance - 1.4%
American International Group, Inc.:
5.85% 1/16/18	4,750,000	4,450,052
8.175% 5/15/58 (a)(f)	3,075,000	2,893,910
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	398,863
Hartford Financial Services Group, Inc. 8.125% 6/15/68 (f)	5,815,000	5,659,478
Lincoln National Corp. 7% 5/17/66 (f)	7,285,000	6,635,666
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	4,259,000	4,301,824
New York Life Global Funding 4.65% 5/9/13 (a)	6,045,000	5,996,265
Pacific Life Global Funding 5.15% 4/15/13 (a)	3,690,000	3,648,904
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,310,000	2,419,917
Prudential Financial, Inc. 8.875% 6/15/68 (f)	7,265,000	7,262,951
Symetra Financial Corp. 6.125% 4/1/16 (a)	6,355,000	5,605,949
The Chubb Corp.:
5.75% 5/15/18	1,895,000	1,836,659
6.5% 5/15/38	1,595,000	1,524,172
		52,634,610
Real Estate Investment Trusts - 2.3%
AMB Property LP 5.9% 8/15/13	2,575,000	2,504,896
Arden Realty LP 5.25% 3/1/15	625,000	614,060
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
4.5% 11/1/09	$ 1,365,000	$ 1,320,759
5.625% 12/15/10	2,260,000	2,191,242
5.7% 5/1/17	5,000,000	4,248,635
5.75% 4/1/12	1,115,000	1,048,641
Camden Property Trust 5.375% 12/15/13	2,985,000	2,731,759
Colonial Properties Trust:
4.75% 2/1/10	2,045,000	1,991,102
4.8% 4/1/11	930,000	877,264
5.5% 10/1/15	6,290,000	5,539,408
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,010,000	997,994
4.625% 8/1/10	225,000	217,431
5% 5/3/10	2,435,000	2,359,569
5.25% 4/15/11	2,335,000	2,241,745
5.375% 10/15/12	1,240,000	1,163,292
Duke Realty LP:
4.625% 5/15/13	925,000	839,320
5.4% 8/15/14	2,175,000	2,004,065
5.5% 3/1/16	1,270,000	1,153,685
5.625% 8/15/11	3,500,000	3,397,860
5.95% 2/15/17	695,000	641,888
6.5% 1/15/18	2,445,000	2,328,195
6.95% 3/15/11	1,535,000	1,562,375
Equity One, Inc. 6% 9/15/17	2,390,000	2,099,964
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,316,975
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	3,416,819
HRPT Properties Trust:
5.75% 11/1/15	670,000	608,308
6.25% 6/15/17	4,455,000	4,108,468
Liberty Property LP:
5.5% 12/15/16	2,275,000	2,014,351
6.625% 10/1/17	2,290,000	2,141,090
Mack-Cali Realty LP:
5.05% 4/15/10	1,735,000	1,714,173
7.25% 3/15/09	1,085,000	1,097,036
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	751,181
6% 3/31/16	3,099,000	2,631,184
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,916,807
4.875% 8/15/10	4,120,000	4,021,717
5% 3/1/12	2,060,000	2,007,200
5.1% 6/15/15	2,220,000	2,008,791
5.375% 6/1/11	2,020,000	1,990,460
7.75% 1/20/11	595,000	617,063
UDR, Inc. 5.5% 4/1/14	2,690,000	2,499,311

	Principal Amount	Value
United Dominion Realty Trust, Inc. 5.25% 1/15/15	$ 890,000	$ 805,768
Washington (REIT) 5.95% 6/15/11	3,015,000	2,894,524
		83,636,375
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.375% 8/1/16	830,000	753,787
5.5% 10/1/12	2,785,000	2,716,592
5.75% 6/15/17	2,375,000	2,192,206
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,539,266
Regency Centers LP:
5.875% 6/15/17	1,815,000	1,679,853
6.75% 1/15/12	2,035,000	2,043,891
		11,925,595
Thrifts & Mortgage Finance - 0.3%
Capmark Financial Group, Inc.:
3.3656% 5/10/10 (f)	138,000	103,500
5.875% 5/10/12	3,610,000	2,546,537
6.3% 5/10/17	1,400,000	904,978
Credit Suisse First Boston (New York Branch) 5% 5/15/13	2,403,000	2,338,516
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	3,820,000	3,067,349
4.8625% 6/20/13 (f)	731,000	589,642
Washington Mutual, Inc. 4.625% 4/1/14	1,765,000	1,288,450
		10,838,972
TOTAL FINANCIALS		406,250,257
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	1,990,000	2,039,750
6.45% 9/15/37	1,485,000	1,511,800
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,872,789
		6,424,339
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	3,465,000	3,506,570
Bombardier, Inc.:
6.3% 5/1/14 (a)	4,515,000	4,311,825
7.45% 5/1/34 (a)	420,000	401,100
		8,219,495
Airlines - 1.0%
American Airlines, Inc. 7.25% 2/5/09	307,000	300,860
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	$ 104,481	$ 102,914
6.978% 10/1/12	521,380	503,131
7.024% 4/15/11	2,180,000	2,125,500
7.858% 4/1/13	3,480,000	3,340,800
Continental Airlines, Inc. pass-thru trust certificates:
6.648% 3/15/19	1,714,948	1,560,603
6.795% 2/2/20	3,566,363	2,710,436
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,976,888	2,485,701
7.57% 11/18/10	5,885,000	5,561,325
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	3,024,000	2,396,520
Southwest Airlines Co. pass-thru trust certificates 6.15% 8/1/22	2,358,425	2,215,269
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,530,452	1,339,146
8.36% 7/20/20	5,415,799	5,117,930
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 7/2/22	1,760,797	1,432,056
6.071% 9/1/14	419,333	411,995
6.201% 3/1/10	178,274	175,155
6.602% 9/1/13	539,187	531,099
7.032% 4/1/12	1,012,891	1,000,230
7.186% 10/1/12	2,513,861	2,488,722
		35,799,392
Building Products - 0.0%
Masco Corp. 3.0863% 3/12/10 (f)	941,000	898,124
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	3,395,000	3,236,661
Industrial Conglomerates - 0.6%
Covidien International Finance SA:
5.45% 10/15/12	2,155,000	2,184,672
6.55% 10/15/37	1,865,000	1,881,058
General Electric Co. 5.25% 12/6/17	7,130,000	6,854,297
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (a)	6,485,000	6,572,833
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (a)	3,600,000	3,629,437
		21,122,297

	Principal Amount	Value
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	$ 865,000	$ 867,938
TOTAL INDUSTRIALS		70,143,907
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	1,225,000	1,254,116
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	191,071
National Semiconductor Corp.:
3.0263% 6/15/10 (f)	1,092,000	1,037,233
6.15% 6/15/12	5,265,000	5,314,807
		6,543,111
TOTAL INFORMATION TECHNOLOGY		7,797,227
MATERIALS - 0.8%
Chemicals - 0.1%
Dow Chemical Co. 5.7% 5/15/18	2,075,000	2,009,430
Metals & Mining - 0.7%
Nucor Corp.:
5.85% 6/1/18	3,180,000	3,213,164
6.4% 12/1/37	2,550,000	2,587,197
Rio Tinto Finance Ltd.:
5.875% 7/15/13	7,725,000	7,767,827
6.5% 7/15/18	2,796,000	2,804,483
7.125% 7/15/28	3,500,000	3,541,713
United States Steel Corp. 6.65% 6/1/37	2,270,000	1,999,809
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,015,245
		24,929,438
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	1,900,000	1,893,781
TOTAL MATERIALS		28,832,649
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,366,649
AT&T, Inc.:
6.3% 1/15/38	364,000	343,891
6.8% 5/15/36	10,939,000	10,960,933
BellSouth Capital Funding Corp. 7.875% 2/15/30	620,000	684,861
BellSouth Corp. 2.7756% 8/15/08 (f)	896,000	895,434
British Telecommunications PLC 9.125% 12/15/30	2,250,000	2,704,691
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 5.25% 7/22/13	$ 2,500,000	$ 2,452,620
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,102,559
6.45% 6/15/34	3,620,000	3,494,962
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	5,869,125
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,830,506
6.999% 6/4/18	3,792,000	3,824,300
7.2% 7/18/36	3,620,000	3,500,359
Telefonica Emisiones SAU:
3.1025% 6/19/09 (f)	1,654,000	1,644,700
5.855% 2/4/13	1,438,000	1,447,606
6.221% 7/3/17	2,885,000	2,883,624
7.045% 6/20/36	4,335,000	4,448,794
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,174,179
6.25% 4/1/37	1,380,000	1,271,049
6.4% 2/15/38	2,893,000	2,693,018
6.9% 4/15/38	2,420,000	2,391,618
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	5,417,599
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,141,971
		65,545,048
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 4.125% 3/1/09	1,755,000	1,757,931
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	787,845
8.125% 5/1/12	1,130,000	1,237,686
Sprint Nextel Corp. 6% 12/1/16	2,260,000	1,943,600
Vodafone Group PLC 5% 12/16/13	2,775,000	2,693,046
		8,420,108
TOTAL TELECOMMUNICATION SERVICES		73,965,156
UTILITIES - 3.9%
Electric Utilities - 2.0%
Alabama Power Co. 4.85% 12/15/12	4,095,000	4,113,432
AmerenUE 6.4% 6/15/17	6,509,000	6,496,444
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,845,000	4,789,951
Commonwealth Edison Co.:
5.4% 12/15/11	2,394,000	2,401,682
5.8% 3/15/18	4,010,000	3,914,458
6.15% 9/15/17	2,890,000	2,882,058

	Principal Amount	Value
Duke Energy Carolinas LLC:
5.25% 1/15/18	$ 1,890,000	$ 1,865,177
6.05% 4/15/38	1,742,000	1,722,129
EDP Finance BV 6% 2/2/18 (a)	2,864,000	2,851,885
Enel Finance International SA:
6.25% 9/15/17 (a)	1,455,000	1,472,275
6.8% 9/15/37 (a)	4,424,000	4,461,060
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,669,675
6.75% 5/1/11	2,425,000	2,491,273
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,057,775
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,399,309
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,204,563
Ohio Power Co. 2.9075% 4/5/10 (f)	1,167,000	1,143,990
Oncor Electric Delivery Co. 6.375% 5/1/12	1,885,000	1,909,556
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,817,841
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	6,230,000	5,314,414
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,979,072
7.1% 3/1/11	3,932,000	4,137,400
Southern California Edison Co. 5.95% 2/1/38	1,890,000	1,868,371
West Penn Power Co. 5.95% 12/15/17 (a)	3,275,000	3,280,027
		74,243,817
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	197,497
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	5,946,197
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	6,511,197
PPL Energy Supply LLC:
5.7% 10/15/35	4,175,000	3,919,135
6.2% 5/15/16	2,715,000	2,652,487
6.5% 5/1/18	2,640,000	2,578,414
TXU Corp. 5.55% 11/15/14	980,000	769,300
		22,376,730
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,562,677
6.25% 6/30/12	1,938,000	2,004,433
6.3% 9/30/66 (f)	9,255,000	8,470,667
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,626,186
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18 (a)	1,800,000	1,782,904
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.: - continued
5.875% 10/1/12	$ 2,880,000	$ 2,962,189
6.5% 9/15/37	3,280,000	3,312,708
National Grid PLC 6.3% 8/1/16	7,820,000	7,830,268
NiSource Finance Corp.:
3.2081% 11/23/09 (f)	412,000	400,519
5.4% 7/15/14	3,885,000	3,634,394
5.45% 9/15/20	2,135,000	1,862,877
6.4% 3/15/18	3,220,000	3,107,731
7.875% 11/15/10	925,000	959,239
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	2,740,000	2,356,784
WPS Resources Corp. 6.11% 12/1/66 (f)	2,330,000	1,929,005
		47,802,581
TOTAL UTILITIES		144,620,625
TOTAL NONCONVERTIBLE BONDS (Cost $1,030,376,004)		995,056,805
U.S. Government and Government Agency Obligations - 16.7%

U.S. Government Agency Obligations - 2.8%
Fannie Mae:
0% 11/19/08	1,152,000	1,140,811
3.625% 2/12/13	4,230,000	4,145,662
4.75% 11/19/12	4,110,000	4,227,743
5% 2/16/12	20,940,000	21,719,136
Freddie Mac:
0% 8/18/08	256,000	255,239
0% 9/22/08	512,000	509,238
3.5% 5/29/13 (d)	13,595,000	13,210,071
4% 6/12/13	17,620,000	17,503,708
4.125% 12/21/12	9,200,000	9,231,768
5.25% 7/18/11	9,159,000	9,587,110
5.75% 1/15/12	15,975,000	16,956,312
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,396,102
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,020,000	2,024,911
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		102,907,811

	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 7.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18	$ 15,378,300	$ 15,630,591
2% 1/15/14 (d)	180,284,364	191,411,436
2% 7/15/14	5,697,200	6,051,023
2.375% 4/15/11	14,392,879	15,249,663
2.625% 7/15/17	31,089,000	34,329,600
3.5% 1/15/11	12,340,500	13,437,610
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		276,109,923
U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds 6.25% 5/15/30 (d)	14,893,000	18,331,183
U.S. Treasury Notes:
2.125% 1/31/10	7,200,000	7,162,877
2.5% 3/31/13	8,065,000	7,780,838
2.75% 2/28/13	36,175,000	35,315,844
3.375% 6/30/13 (b)	90,249,000	90,295,756
4.25% 8/15/14	80,000,000	83,581,280
TOTAL U.S. TREASURY OBLIGATIONS		242,467,778
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $602,079,635)		621,485,512
U.S. Government Agency - Mortgage Securities - 34.9%

Fannie Mae - 30.5%
3.244% 9/1/33 (f)	2,638,150	2,655,356
3.711% 7/1/33 (f)	1,843,337	1,859,512
3.744% 10/1/33 (f)	203,300	205,381
3.782% 6/1/34 (f)	1,171,018	1,175,898
3.829% 10/1/33 (f)	2,200,192	2,203,489
3.838% 10/1/33 (f)	4,702,892	4,794,749
3.991% 10/1/18 (f)	133,602	135,284
4% 8/1/18 to 6/1/19	3,151,719	3,023,000
4.078% 4/1/34 (f)	3,779,382	3,810,518
4.126% 5/1/34 (f)	2,640,195	2,649,732
4.134% 6/1/33 (f)	150,086	150,414
4.167% 1/1/35 (f)	478,607	482,052
4.25% 2/1/35 (f)	239,964	242,232
4.26% 10/1/33 (f)	88,276	89,268
4.301% 3/1/33 (f)	125,188	125,229
4.33% 1/1/35 (f)	265,729	268,300
4.338% 5/1/33 (f)	53,403	53,404
4.366% 2/1/34 (f)	429,594	435,683
4.384% 8/1/33 (f)	317,175	318,500
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.388% 2/1/35 (f)	$ 411,333	$ 415,689
4.419% 8/1/34 (f)	607,625	615,426
4.424% 5/1/35 (f)	142,026	142,293
4.429% 3/1/35 (f)	343,480	346,761
4.456% 1/1/35 (f)	249,160	250,746
4.48% 3/1/35 (f)	816,926	824,287
4.495% 3/1/35 (f)	778,596	787,528
4.497% 2/1/35 (f)	3,080,659	3,115,963
4.5% 4/1/18 to 10/1/35	104,075,576	99,807,732
4.532% 7/1/35 (f)	732,462	739,162
4.548% 5/1/35 (f)	563,752	570,224
4.56% 11/1/34 (f)	657,636	663,035
4.561% 2/1/35 (f)	2,437,959	2,468,504
4.566% 7/1/35 (f)	755,167	758,969
4.577% 9/1/34 (f)	664,721	672,467
4.599% 10/1/35 (f)	44,543	45,171
4.601% 2/1/35 (f)	631,481	638,836
4.642% 2/1/35 (f)	7,693,359	7,784,348
4.658% 11/1/34 (f)	815,990	826,291
4.694% 10/1/34 (f)	792,387	799,882
4.7% 12/1/34 (f)	505,479	510,558
4.701% 5/1/35 (f)	2,812,139	2,821,192
4.705% 7/1/34 (f)	654,085	662,289
4.716% 5/1/35 (f)	1,171,167	1,178,424
4.749% 5/1/35 (f)	3,088,941	3,106,752
4.771% 12/1/34 (f)	217,190	219,561
4.787% 4/1/35 (f)	76,209	76,574
4.789% 6/1/33 (f)	68,079	68,424
4.8% 6/1/35 (f)	901,515	912,415
4.813% 11/1/34 (f)	607,270	614,467
4.849% 4/1/33 (f)	29,850	29,983
4.855% 10/1/34 (f)	2,599,356	2,632,957
4.885% 7/1/35 (f)	2,681,142	2,703,758
5% 10/1/17 to 2/1/38	201,044,749	195,968,430
5.025% 7/1/34 (f)	98,777	100,167
5.026% 8/1/34 (f)	150,151	151,602
5.05% 9/1/34 (f)	1,689,262	1,712,547
5.131% 5/1/35 (f)	801,270	810,121
5.148% 5/1/35 (f)	2,268,685	2,294,162
5.154% 8/1/33 (f)	263,222	266,206
5.16% 6/1/35 (f)	828,519	832,908
5.197% 5/1/35 (f)	2,689,226	2,721,260
5.235% 5/1/36 (f)	1,187,958	1,213,076
5.253% 5/1/35 (f)	157,385	158,536
5.273% 3/1/35 (f)	155,668	156,967
5.291% 2/1/36 (f)	2,924,396	2,969,961
5.302% 12/1/35 (f)	1,410,105	1,431,637
5.302% 8/1/36 (f)	3,498,026	3,546,878
5.318% 4/1/36 (f)	3,438,195	3,557,270

	Principal Amount	Value
5.333% 7/1/35 (f)	$ 85,834	$ 86,789
5.423% 3/1/35 (f)	1,287,061	1,292,371
5.464% 2/1/36 (f)	4,255,734	4,326,792
5.5% 6/1/09 to 11/1/37	278,611,982	276,537,471
5.5% 7/1/38 (b)	50,000,000	49,296,070
5.513% 3/1/35 (f)	53,911	54,374
5.566% 9/1/36 (f)	1,549,289	1,587,246
5.584% 1/1/36 (f)	1,253,424	1,276,108
5.6% 10/1/35 (f)	1,350,685	1,377,174
5.616% 7/1/37 (f)	814,991	831,876
5.654% 9/1/35 (f)	1,175,774	1,196,421
5.787% 2/1/36 (f)	705,535	720,778
5.802% 1/1/36 (f)	769,017	783,337
5.967% 2/1/35 (f)	60,536	61,550
6% 6/1/14 to 2/1/38 (c)	284,906,106	289,086,636
6.03% 4/1/36 (f)	613,777	628,784
6.039% 1/1/35 (f)	179,802	181,513
6.103% 3/1/33 (f)	92,996	93,922
6.222% 2/1/35 (f)	55,919	56,165
6.234% 2/1/35 (f)	139,054	139,949
6.237% 2/1/35 (f)	818,301	820,945
6.251% 6/1/36 (f)	290,786	297,160
6.309% 4/1/36 (f)	604,099	621,156
6.5% 6/1/11 to 7/1/34	36,892,569	38,392,235
6.5% 7/1/38 (b)	75,000,000	77,152,793
6.554% 9/1/36 (f)	3,364,088	3,471,318
7% 3/1/15 to 8/1/32	3,167,716	3,347,266
7.5% 8/1/08 to 11/1/31	2,494,626	2,657,387
8% 1/1/30 to 5/1/30	66,320	70,790
8.5% 3/1/25 to 6/1/25	1,247	1,345
TOTAL FANNIE MAE		1,136,828,118
Freddie Mac - 3.3%
3.431% 7/1/33 (f)	5,031,695	5,053,399
4% 2/1/20	3,235,823	3,092,498
4.3% 12/1/34 (f)	316,128	318,758
4.33% 3/1/35 (f)	534,185	538,299
4.367% 2/1/35 (f)	662,195	666,653
4.406% 6/1/35 (f)	322,539	321,867
4.411% 3/1/35 (f)	368,013	368,032
4.417% 2/1/34 (f)	239,445	240,463
4.427% 3/1/35 (f)	321,230	321,346
4.5% 5/1/19	36,046	35,430
4.541% 2/1/35 (f)	619,513	620,809
4.767% 10/1/34 (f)	1,003,581	1,018,652
4.816% 9/1/34 (f)	468,984	476,098
4.845% 4/1/35 (f)	1,288,712	1,296,167
5.135% 4/1/35 (f)	1,485,291	1,498,409
5.275% 3/1/36 (f)	567,643	574,169
5.37% 3/1/35 (f)	206,000	208,359
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.406% 11/1/35 (f)	$ 753,416	$ 763,711
5.524% 1/1/36 (f)	1,922,479	1,950,491
5.584% 2/1/35 (f)	432,372	434,877
5.749% 10/1/35 (f)	516,740	525,442
5.85% 6/1/36 (f)	728,217	742,887
5.854% 1/1/35 (f)	434,893	438,573
6% 4/1/32 to 11/1/37	36,245,252	36,758,877
6% 7/1/38 (b)	49,000,000	49,509,527
6.011% 7/1/37 (f)	3,658,717	3,741,996
6.033% 6/1/36 (f)	678,953	694,024
6.078% 4/1/36 (f)	1,105,063	1,129,961
6.105% 6/1/36 (f)	672,398	686,365
6.425% 10/1/36 (f)	3,448,032	3,546,059
6.502% 3/1/33 (f)	61,309	61,995
6.615% 7/1/36 (f)	4,752,971	4,894,647
6.71% 8/1/36 (f)	643,141	663,526
7.5% 5/1/17 to 11/1/31	286,587	304,901
8% 7/1/17 to 5/1/27	39,603	42,422
8.5% 3/1/20 to 1/1/28	179,477	193,614
TOTAL FREDDIE MAC		123,733,303
Government National Mortgage Association - 1.1%
3.75% 1/20/34 (f)	1,406,298	1,386,023
4.5% 2/20/37 (f)	6,563,954	6,582,510
5.25% 7/20/34 (f)	388,445	389,802
6% 12/15/08 to 11/15/34	12,422,210	12,685,801
6.5% 11/15/08 to 11/15/35	12,331,559	12,850,538
7% 1/15/28 to 11/15/32	5,331,413	5,636,451
7.5% 4/15/22 to 10/15/28	1,236,783	1,319,951
8% 2/15/17 to 11/15/30	142,430	153,558
8.5% 12/15/16 to 3/15/30	35,048	38,140
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		41,042,774
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,302,831,546)		1,301,604,195
Asset-Backed Securities - 5.1%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 2.8325% 1/25/35 (f)	35,616	28,254
Series 2005-1 Class M1, 2.9525% 4/25/35 (f)	657,000	536,879

	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 3.2325% 6/25/33 (f)	$ 5,307	$ 5,035
Class M2, 4.2325% 6/25/33 (f)	44,000	36,762
Series 2004-HE1 Class M1, 2.9825% 2/25/34 (f)	136,000	134,046
Series 2004-OP1 Class M1, 3.0025% 4/25/34 (f)	218,634	145,573
Series 2005-HE1 Class M1, 2.9625% 2/25/35 (f)	10,939	8,989
Series 2005-HE2 Class M2, 2.9325% 4/25/35 (f)	92,000	84,375
Series 2005-HE6 Class A2B, 2.6825% 10/25/35 (f)	20,058	19,990
Series 2005-SD1 Class A1, 2.8825% 11/25/50 (f)	145,405	116,415
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 2.9619% 10/20/14 (f)	419,000	258,523
Series 2007-A4 Class A4, 2.5119% 4/22/13 (f)	1,536,000	1,467,600
Series 2007-B1 Class B, 2.7319% 12/22/14 (f)	887,000	637,764
Airspeed Ltd. Series 2007-1A Class C1, 4.9713% 6/15/32 (a)(f)	2,954,953	2,337,368
ALG Student Loan Trust I Series 2006-1 Class A1, 3.2538% 10/28/18 (a)(f)	516,724	514,383
American Express Credit Account Master Trust Series 2004-C Class C, 2.9713% 2/15/12 (a)(f)	87,400	85,603
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	599,785	597,161
Series 2006-1:
Class A3, 5.11% 10/6/10	31,983	31,975
Class B1, 5.2% 3/6/11	305,000	295,898
Class C1, 5.28% 11/6/11	1,850,000	1,726,281
Series 2008-AF Class A3, 6.07% 12/12/12	5,225,000	5,037,945
Ameriquest Mortgage Securities, Inc.:
Series 2003-10 Class M1, 3.1825% 12/25/33 (f)	71,867	54,466
Series 2004-R10 Class M1, 3.1825% 11/25/34 (f)	239,000	171,181
Series 2004-R11 Class M1, 3.1425% 11/25/34 (f)	227,000	159,723
Series 2004-R2:
Class M1, 2.9125% 4/25/34 (f)	90,000	64,616
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R2:
Class M3, 3.0325% 4/25/34 (f)	$ 63,916	$ 41,493
Series 2005-R1 Class M1, 2.9325% 3/25/35 (f)	332,000	234,119
Series 2005-R10 Class A2B, 2.7025% 12/25/35 (f)	364,575	314,218
Series 2005-R2 Class M1, 2.9325% 4/25/35 (f)	727,000	533,611
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 2.8125% 6/25/32 (f)	65,407	55,085
Argent Securities, Inc.:
Series 2003-W7 Class A2, 2.8725% 3/1/34 (f)	16,878	13,476
Series 2004-W11 Class M2, 3.1825% 11/25/34 (f)	198,000	139,372
Series 2004-W5 Class M1, 3.0825% 4/25/34 (f)	2,679,000	2,008,781
Series 2004-W7:
Class M1, 3.0325% 5/25/34 (f)	209,000	155,110
Class M2, 3.0825% 5/25/34 (f)	183,000	130,929
Series 2006-W4 Class A2C, 2.6425% 5/25/36 (f)	547,000	293,072
Arran Funding Ltd. Series 2005-A Class C, 2.7913% 12/15/10 (f)	1,370,000	1,323,968
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 2.9025% 12/25/34 (f)	505,174	354,068
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 3.7163% 6/15/33 (f)	92,933	73,624
Series 2003-HE6 Class M1, 3.1325% 11/25/33 (f)	189,000	145,670
Series 2004-HE2 Class M1, 3.0325% 4/25/34 (f)	940,000	646,348
Series 2004-HE3:
Class M1, 3.0225% 6/25/34 (f)	83,000	57,509
Class M2, 3.6025% 6/25/34 (f)	180,095	132,609
Series 2004-HE6 Class A2, 2.8425% 6/25/34 (f)	146,710	110,812
Series 2005-HE2 Class M1, 2.9325% 3/25/35 (f)	371,445	298,660
Series 2005-HE6 Class A2B, 2.7325% 7/25/35 (f)	3,076	2,953
Series 2005-HE8 Class M2, 2.9325% 11/25/35 (f)	108,000	61,155
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 2.5513% 3/15/12 (f)	1,209,000	1,183,699

	Principal Amount	Value
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.1125% 5/28/44 (f)	$ 144,930	$ 122,284
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.1575% 2/28/44 (f)	252,075	201,424
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 2.9325% 9/25/35 (f)	48,144	42,638
Series 2005-FR1 Class M1, 2.9825% 6/25/35 (f)	341,000	236,139
Series 2005-HE2 Class M1, 2.9825% 2/25/35 (f)	537,219	447,473
Series 2007-AQ1 Class A1, 2.5925% 11/25/36 (f)	594,639	527,835
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 2.8144% 12/26/24 (f)	809,141	773,773
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 2.8463% 6/15/10 (f)	337,000	335,420
Series 2006-1:
Class A3, 5.03% 10/15/09	338,387	339,562
Class B, 5.26% 10/15/10	945,000	952,613
Class C, 5.55% 1/18/11	5,965,000	6,013,691
Class D, 7.16% 1/15/13 (a)	645,000	648,344
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,096,538
Class C, 5.73% 3/15/11	660,000	610,294
Class D, 6.05% 1/17/12	1,630,000	1,433,636
Capital One Auto Finance Trust:
Series 2004-B Class A4, 2.5813% 8/15/11 (f)	328,176	314,171
Series 2006-C Class A3B, 2.4813% 7/15/11 (f)	313,756	301,696
Series 2007-A Class A2, 5.33% 5/17/10	81,652	81,660
Series 2007-B Class A2, 5.27% 6/15/10	215,718	215,654
Capital One Multi-Asset Execution Trust:
Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,366,632
Series 2007-C3 Class C3, 2.7613% 4/15/13 (a)(f)	1,024,000	917,920
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	3,461,250
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 2.7825% 7/25/36 (f)	402,000	68,491
Series 2006-NC3 Class M10, 4.4825% 8/25/36 (a)(f)	255,000	14,555
Series 2007-RFC1 Class A3, 2.6225% 12/25/36 (f)	635,000	409,674
Asset-Backed Securities - continued
	Principal Amount	Value
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 2.6619% 5/20/17 (a)(f)	$ 125,298	$ 104,865
Series 2005-1A Class A1, 4.67% 5/20/17 (a)	535,450	390,900
Chase Issuance Trust:
Series 2004-3 Class C, 2.9413% 6/15/12 (f)	187,000	181,987
Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	1,986,920
CIT Equipment Collateral Trust:
Series 2006-VT1 Class A3, 5.13% 12/21/08	980,520	985,299
Series 2006-VT2 Class D, 5.46% 4/20/14	224,608	206,640
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	5,133,139
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,280,356
Series 2007-B6 Class B6, 5.03% 11/8/12	7,680,000	7,484,851
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 2.8925% 12/25/33 (a)(f)	159,649	125,318
Series 2007-AMC4 Class M1, 2.7525% 5/25/37 (f)	270,000	65,057
CNH Equipment Trust:
Series 2006-A Class A3, 5.2% 8/16/10	1,169,872	1,175,527
Series 2007-A Class A2, 5.09% 10/15/09	122,923	123,079
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 2.5313% 7/15/12 (a)(f)	461,000	457,993
Class B, 2.7513% 7/15/12 (a)(f)	460,977	438,728
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.3425% 5/25/33 (f)	20,816	17,056
Series 2004-3:
Class 3A4, 2.7325% 8/25/34 (f)	69,913	54,335
Class M1, 2.9825% 6/25/34 (f)	233,000	201,239
Class M4, 3.4525% 4/25/34 (f)	60,189	40,336
Series 2004-4:
Class A, 2.8525% 8/25/34 (f)	17,068	10,936
Class M2, 3.0125% 6/25/34 (f)	254,508	219,444
Series 2005-1:
Class M1, 2.9025% 8/25/35 (f)	180,000	138,628
Class MV2, 2.9225% 7/25/35 (f)	498,000	433,790

	Principal Amount	Value
Series 2005-3 Class MV1, 2.9025% 8/25/35 (f)	$ 873,000	$ 609,251
Series 2005-AB1 Class A2, 2.6925% 8/25/35 (f)	257,365	239,671
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (a)	91,359	84,864
Series 2006-C Class A2, 5.31% 3/15/10 (a)	7,367	7,360
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 2.7525% 5/25/36 (a)(f)	404,145	311,066
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.5425% 10/25/36 (f)	280,840	261,884
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,052,000	1,995,693
Class C, 5.074% 6/15/35 (a)	1,862,000	1,774,430
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	840,000	722,793
Discover Card Master Trust I:
Series 2003-4 Class B1, 2.8013% 5/16/11 (f)	446,000	440,806
Series 2005-3 Class B, 2.6613% 5/15/11 (f)	461,000	456,917
Series 2006-1 Class B1, 2.6213% 8/16/11 (f)	749,000	734,371
Series 2006-2 Class B1, 2.5913% 1/17/12 (f)	1,024,000	983,254
Series 2007-1 Class B, 2.5713% 8/15/12 (f)	1,024,000	936,858
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (a)	4,995,000	4,671,321
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (a)	168,737	167,841
DT Auto Owner Trust Series 2007-A Class A3, 5.6% 3/15/13 (a)	5,175,000	3,824,843
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 3.5126% 5/28/35 (f)	13,702	9,216
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 4.6575% 8/25/34 (f)	102,000	55,274
Series 2006-3 Class 2A3, 2.6425% 11/25/36 (f)	1,585,000	822,466
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 3.3075% 3/25/34 (f)	22,924	17,597
Asset-Backed Securities - continued
	Principal Amount	Value
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF12 Class A2, 2.5225% 9/25/36 (f)	$ 377,053	$ 351,484
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	187,915	185,300
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	833,060	838,008
Series 2006-B Class D, 7.26% 2/15/13 (a)	1,025,000	929,527
Ford Credit Floorplan Master Owner Trust:
Series 2006-3:
Class A, 2.6513% 6/15/11 (f)	426,000	416,591
Class B, 2.9213% 6/15/11 (f)	713,000	663,440
Series 2006-4 Class B, 3.0213% 6/15/13 (f)	272,000	246,600
Franklin Auto Trust Series 2007-1 Class A2, 5.14% 5/17/10	295,593	296,340
Fremont Home Loan Trust:
Series 2004-A Class M1, 3.3075% 1/25/34 (f)	466,890	348,612
Series 2005-A:
Class M1, 2.9125% 1/25/35 (f)	68,989	60,678
Class M2, 2.9425% 1/25/35 (f)	618,000	522,923
Class M3, 2.9725% 1/25/35 (f)	334,000	222,783
Class M4, 3.1625% 1/25/35 (f)	128,000	58,675
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3.0181% 9/25/30 (a)(f)	829,000	663,200
GE Business Loan Trust Series 2003-1 Class A, 2.9013% 4/15/31 (a)(f)	135,836	112,757
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 2.5813% 9/17/12 (f)	313,000	296,959
Class C, 2.7113% 9/17/12 (f)	244,000	222,421
Series 2007-1 Class C, 2.7413% 3/15/13 (f)	1,671,000	1,462,125
Gracechurch Card Funding PLC:
Series 11 Class C, 2.7513% 11/15/10 (f)	1,178,000	1,157,197
Series 9:
Class B, 2.6213% 9/15/10 (f)	207,000	205,586
Class C, 2.7813% 9/15/10 (f)	758,000	750,769
GSAMP Trust:
Series 2002-HE Class M1, 4.3569% 11/20/32 (f)	252,718	206,974

	Principal Amount	Value
Series 2003-FM1 Class M1, 3.7119% 3/20/33 (f)	$ 457,009	$ 370,555
Series 2004-AR1:
Class B4, 5% 6/25/34 (a)(f)	270,974	81,292
Class M1, 3.1325% 6/25/34 (f)	772,000	494,599
Series 2004-FM2 Class M1, 3.2325% 1/25/34 (f)	407,551	315,598
Series 2004-HE1 Class M1, 3.0325% 5/25/34 (f)	201,734	153,317
Series 2007-HE1 Class M1, 2.7325% 3/25/47 (f)	289,000	66,831
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 2.8225% 11/25/34 (f)	5,588	4,137
Series 2005-9 Class 2A1, 2.6025% 8/25/35 (f)	28,285	27,785
Series 2005-MTR1 Class A1, 2.6225% 10/25/35 (f)	241,032	229,960
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 3.5625% 5/25/30 (a)(f)	232,504	169,728
Series 2006-3 Class C, 3.0325% 9/25/46 (a)(f)	538,000	312,040
Helios Finance L.P. Series 2007-S1 Class B1, 3.1819% 10/20/14 (a)(f)	1,241,000	830,601
Holmes Master Issuer PLC:
Series 2006-1A Class 2C, 3.1031% 7/15/40 (a)(f)	215,000	194,399
Series 2007-2A Class 1C, 2.9431% 7/15/40 (f)	814,696	806,421
Home Equity Asset Trust:
Series 2002-3 Class A5, 3.3625% 2/25/33 (f)	141	96
Series 2003-3 Class M1, 3.7725% 8/25/33 (f)	392,092	325,238
Series 2003-4 Class M1, 3.6825% 10/25/33 (f)	104,557	79,798
Series 2003-5:
Class A2, 3.1825% 12/25/33 (f)	11,595	9,247
Class M1, 3.5325% 12/25/33 (f)	135,117	115,884
Series 2003-7 Class A2, 2.8625% 3/25/34 (f)	584	388
Series 2003-8 Class M1, 3.5625% 4/25/34 (f)	183,339	142,260
Series 2004-3 Class M2, 3.6825% 8/25/34 (f)	146,000	110,885
Series 2004-7 Class A3, 2.8725% 1/25/35 (f)	216	161
Series 2005-1 Class M1, 2.9125% 5/25/35 (f)	562,000	479,280
Series 2005-3 Class M1, 2.8925% 8/25/35 (f)	484,000	394,140
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-5 Class 2A2, 2.7325% 11/25/35 (f)	$ 230,332	$ 204,492
Series 2006-1 Class 2A3, 2.7075% 4/25/36 (f)	1,736,000	1,142,071
Honda Auto Receivables Owner Trust Series 2008-1 Class A3, 4.47% 1/18/12	6,255,000	6,278,832
Household Home Equity Loan Trust Series 2004-1 Class M, 3.0019% 9/20/33 (f)	102,334	80,294
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 2.6113% 6/15/12 (f)	792,000	758,633
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 2.9419% 1/20/35 (f)	288,478	233,848
Class M2, 2.9719% 1/20/35 (f)	216,601	168,138
Series 2005-3 Class A1, 2.7419% 1/20/35 (f)	157,445	130,827
Series 2006-2:
Class M1, 2.7519% 3/20/36 (f)	253,421	188,868
Class M2, 2.7719% 3/20/36 (f)	418,824	291,075
Series 2006-3 Class A1V, 2.5619% 3/20/36 (f)	507,765	492,532
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 2.6725% 1/25/37 (f)	436,000	260,292
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	2,043,214
Series 2006-1:
Class A3, 5.13% 6/15/10	257,414	259,084
Class B, 5.29% 11/15/12	236,488	239,821
Class C, 5.34% 11/15/12	304,056	303,467
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 2.6125% 11/25/36 (f)	438,000	265,647
Class MV1, 2.7125% 11/25/36 (f)	356,000	74,475
Keycorp Student Loan Trust:
Series 1999-A Class A2, 2.985% 12/27/09 (f)	418,048	412,435
Series 2006-A Class 2A1, 2.8381% 9/27/21 (f)	363,360	359,779
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	3,860,000	3,242,400
Class C, 4.13% 11/20/37 (a)	3,760,000	3,008,000

	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 3.7125% 6/25/33 (f)	$ 804,466	$ 611,433
Series 2004-2:
Class M1, 3.0125% 6/25/34 (f)	744,000	513,187
Class M2, 3.5625% 6/25/34 (f)	167,000	129,422
Series 2006-1 Class 2A2, 2.6225% 2/25/36 (f)	131,104	128,728
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 2.6925% 5/25/47 (f)	502,000	423,395
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 2.7425% 10/25/36 (f)	158,000	19,019
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 2.8463% 1/18/11 (f)	58,000	58,008
Series 2003-B5 Class B5, 2.8413% 2/15/11 (f)	36,000	35,996
Series 2005-C3 Class C, 2.7413% 3/15/11 (f)	1,135,000	1,124,182
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 3.3075% 7/25/34 (f)	8,732	2,361
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (a)(f)	3,285,000	3,123,050
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.6525% 2/25/37 (f)	659,795	527,836
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 3.1825% 7/25/34 (f)	248,947	214,112
Series 2003-OPT1 Class M1, 3.1325% 7/25/34 (f)	71,824	63,065
Series 2006-FM1 Class A2B, 2.5925% 4/25/37 (f)	916,000	799,497
Series 2006-HE3 Class A2, 2.5725% 6/25/37 (f)	384,000	368,700
Series 2006-OPT1 Class A1A, 2.7425% 6/25/35 (f)	597,740	496,685
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 4.1325% 12/27/32 (f)	16,986	12,470
Series 2003-NC7 Class M1, 3.5325% 6/25/33 (f)	205,944	157,053
Series 2003-NC8 Class M1, 3.5325% 9/25/33 (f)	156,079	114,477
Series 2004-HE6 Class A2, 2.8225% 8/25/34 (f)	20,187	13,158
Series 2004-NC2 Class M1, 3.0325% 12/25/33 (f)	362,538	264,659
Series 2005-HE1 Class M2, 2.9525% 12/25/34 (f)	172,000	130,020
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-HE2 Class M1, 2.8825% 1/25/35 (f)	$ 155,000	$ 112,904
Series 2005-NC1 Class M1, 2.9225% 1/25/35 (f)	141,000	100,094
Series 2007-HE2 Class A2A, 2.5225% 1/25/37 (f)	64,017	58,336
Series 2007-HE4 Class A2A, 2.5925% 2/25/37 (f)	59,611	53,920
Series 2007-NC3 Class A2A, 2.5425% 5/25/37 (f)	28,119	27,249
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.9825% 1/25/32 (f)	23,503	23,323
Series 2002-AM3 Class A3, 3.4625% 2/25/33 (f)	36,132	27,844
Series 2002-HE2 Class M1, 3.9825% 8/25/32 (f)	262,208	191,604
Series 2002-NC1 Class M1, 3.6825% 2/25/32 (a)(f)	210,129	157,626
Series 2002-NC3:
Class A3, 3.1625% 8/25/32 (f)	12,136	8,566
Class M1, 3.5625% 8/25/32 (f)	24,357	18,645
Series 2003-NC1 Class M1, 4.0575% 11/25/32 (f)	160,410	114,359
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.5825% 4/25/37 (f)	37,933	35,497
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	1,750,000	182,000
Series 2006-3 Class A1, 2.5125% 9/25/19 (f)	921,737	904,703
Series 2006-4 Class A1, 2.5125% 3/25/25 (f)	602,279	579,888
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 3.5625% 1/25/34 (f)	428,525	321,430
Series 2005-4 Class M2, 2.9925% 9/25/35 (f)	503,000	389,883
Series 2005-D Class M2, 2.9525% 2/25/36 (f)	105,000	40,531
Nissan Auto Lease Trust Series 2005-A Class A4, 2.5218% 8/15/11 (f)	201,162	201,132
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	150,416	145,296
Series 2006-HE2 Class A2, 2.6025% 3/25/36 (f)	384,000	369,480

	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 3.8819% 3/20/11 (a)(f)	$ 414,000	$ 310,500
Option One Mortgage Loan Trust Series 2004-3 Class M3, 3.1325% 11/25/34 (f)	121,000	81,000
Ownit Mortgage Loan Trust Series 2006-2 Class A2A, 2.5625% 1/25/37 (f)	36,239	35,752
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 3.1625% 9/25/34 (f)	98,000	83,889
Class M3, 3.7325% 9/25/34 (f)	188,000	132,525
Class M4, 3.9325% 9/25/34 (f)	241,000	59,623
Series 2004-WCW2 Class M3, 3.0325% 7/25/35 (f)	141,000	70,500
Series 2004-WHQ2 Class M1, 3.0725% 2/25/35 (f)	410,000	265,026
Series 2004-WWF1:
Class M2, 3.1625% 2/25/35 (f)	566,000	423,675
Class M3, 3.2225% 2/25/35 (f)	70,000	47,242
Series 2005-WCH1:
Class M2, 3.0025% 1/25/35 (f)	1,972,000	1,404,176
Class M3, 3.0425% 1/25/35 (f)	168,000	103,083
Class M4, 3.3125% 1/25/35 (f)	520,000	303,353
Series 2005-WHQ2 Class M7, 3.7325% 5/25/35 (f)	1,081,000	120,640
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	533,607	534,509
Class C, 5.77% 5/25/10 (a)	1,355,000	1,349,385
Providian Master Note Trust:
Series 2005-2 Class C2, 2.9713% 11/15/12 (a)(f)	1,098,000	995,337
Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	4,570,000	4,378,157
Series 2006-C1A Class C1, 3.0213% 3/16/15 (a)(f)	1,279,000	879,313
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.5525% 2/25/37 (f)	1,314,493	1,277,523
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.2825% 4/25/33 (f)	1,796	1,371
Santander Drive Auto Receivables Trust Series 2007-1 Class A2, 5.2% 12/15/10	295,393	295,080
Asset-Backed Securities - continued
	Principal Amount	Value
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.2775% 3/25/35 (f)	$ 666,000	$ 476,299
Sierra Receivables Funding Co. Series 2007-1A Class A2, 2.6319% 3/20/19 (a)(f)	508,573	427,201
SLC Student Loan Trust Series 2007-1 Class C, 2.8256% 8/15/35 (f)	98,753	96,974
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.7263% 6/15/33 (f)	448,000	358,400
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 2.6513% 8/15/11 (a)(f)	609,000	548,849
Class C, 2.8513% 8/15/11 (a)(f)	278,000	237,607
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 4.0825% 8/25/34 (f)	110,643	83,078
Series 2003-BC4 Class M1, 3.0825% 11/25/34 (f)	685,000	438,371
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 3.6325% 9/25/34 (f)	123,000	92,679
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 2.8425% 2/25/34 (f)	48,282	36,385
Series 2007-BC4 Class A3, 2.6425% 11/25/37 (f)	7,973,087	7,593,320
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 2.5713% 9/15/11 (f)	1,852,000	1,798,038
Class B, 2.7513% 9/15/11 (f)	1,385,000	1,272,954
Series 2007-AE1:
Class A, 2.5713% 1/15/12 (f)	345,000	329,245
Class B, 2.7713% 1/15/12 (f)	300,000	270,000
Class C, 3.0713% 1/15/12 (f)	372,000	316,200
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9213% 3/15/11 (a)(f)	5,380,000	5,351,314
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 2.5713% 6/15/12 (f)	1,012,000	966,229
Class B, 2.6913% 6/15/12 (f)	2,515,000	2,091,726
Class C, 2.9713% 6/15/12 (f)	1,500,000	1,144,950
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.9125% 9/25/34 (f)	10,148	7,502
Series 2003-6HE Class A1, 2.9525% 11/25/33 (f)	12,837	10,008

	Principal Amount	Value
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 2.8113% 5/16/11 (a)(f)	$ 997,000	$ 937,180
Series 2006-2:
Class B, 2.6213% 10/17/11 (f)	1,206,000	1,121,392
Class C, 2.8213% 10/17/11 (f)	1,133,000	1,015,628
Series 2007-1 Class C, 2.8513% 6/15/12 (f)	1,292,000	1,096,585
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (a)	4,000,000	4,027,342
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 3.2713% 6/15/20 (a)(f)	713,442	570,754
WaMu Master Note Trust:
Series 2006-A3A Class A3, 2.5013% 9/16/13 (a)(f)	1,935,000	1,829,181
Series 2006-C2A Class C2, 2.9713% 8/15/15 (a)(f)	2,465,000	1,600,168
Series 2006-C3A Class C3A, 2.8513% 10/15/13 (a)(f)	1,725,000	1,470,625
Series 2007-C1 Class C1, 2.8713% 5/15/14 (a)(f)	1,501,000	1,153,368
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	29,204	28,839
Whinstone Capital Management Ltd. Series 1A Class B3, 3.82% 10/25/44 (a)(f)	630,180	441,126
World Omni Auto Receivables Trust:
Series 2006-A Class A3, 5.01% 10/15/10	697,070	701,048
Series 2007-B Class A2B, 2.7913% 2/16/10 (f)	148,773	148,811
TOTAL ASSET-BACKED SECURITIES (Cost $198,801,553)		191,192,383
Collateralized Mortgage Obligations - 5.8%

Private Sponsor - 2.9%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1088% 2/17/52 (a)(f)	236,000	214,391
Series 2006-2A:
Class 2B, 2.8388% 2/17/52 (a)(f)	830,000	773,975
Class 2C, 3.0988% 2/17/52 (a)(f)	1,014,000	915,034
Class 2M, 2.9188% 2/17/52 (a)(f)	564,000	521,171
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 3.14% 4/12/56 (a)(f)	$ 582,000	$ 499,414
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (f)	485,000	354,894
Class C, 5.6985% 4/10/49 (f)	1,290,000	929,446
Class D, 5.6985% 4/10/49 (f)	650,000	444,692
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 7.1078% 12/25/33 (f)	30,153	29,395
Series 2004-B Class 1A1, 6.4142% 3/25/34 (f)	31,103	29,585
Series 2004-C Class 1A1, 5.9072% 4/25/34 (f)	56,927	55,452
Series 2004-J Class 2A1, 4.7583% 11/25/34 (f)	1,554,364	1,528,708
Series 2005-E Class 2A7, 4.6122% 6/25/35 (f)	2,680,000	2,211,546
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 2.7625% 1/25/35 (f)	1,257,629	855,188
Series 2005-2 Class 1A1, 2.7325% 3/25/35 (f)	234,031	163,897
Series 2005-5 Class 1A1, 2.7025% 7/25/35 (f)	296,084	227,079
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.354% 2/25/37 (f)	915,410	907,436
Series 2007-A2:
Class 2A1, 4.2383% 7/25/37 (f)	471,219	461,744
Class 3A1, 4.5646% 7/25/37 (f)	7,442,809	7,369,274
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.095% 12/10/49 (f)	7,310,000	7,422,338
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.3946% 8/25/34 (f)	3,976,063	3,810,359
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 2.8825% 5/25/33 (f)	42,950	42,271
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.8825% 1/25/34 (f)	29,734	25,771
Series 2004-2 Class 7A3, 2.8825% 2/25/35 (f)	57,123	48,290
Series 2004-4 Class 5A2, 2.8825% 3/25/35 (f)	16,263	12,788
Series 2005-1 Class 5A2, 2.8125% 5/25/35 (f)	220,166	157,936

	Principal Amount	Value
Series 2005-10:
Class 5A1, 2.7425% 1/25/36 (f)	$ 303,230	$ 240,006
Class 5A2, 2.8025% 1/25/36 (f)	136,611	85,401
Series 2005-2:
Class 6A2, 2.7625% 6/25/35 (f)	55,410	41,565
Class 6M2, 2.9625% 6/25/35 (f)	519,000	223,170
Series 2005-3 Class 8A2, 2.7225% 7/25/35 (f)	230,958	168,214
Series 2005-4 Class 7A2, 2.7125% 8/25/35 (f)	75,466	56,935
Series 2005-8 Class 7A2, 2.7625% 11/25/35 (f)	178,847	136,206
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 2.8825% 3/25/34 (f)	960	897
Series 2004-AR3 Class 6A2, 3.2225% 4/25/34 (f)	6,936	5,323
Series 2004-AR4 Class 5A2, 3.2225% 5/25/34 (f)	10,113	9,481
Series 2004-AR5 Class 11A2, 3.2225% 6/25/34 (f)	15,700	14,878
Series 2004-AR6 Class 9A2, 3.2225% 10/25/34 (f)	66,940	64,129
Series 2004-AR7 Class 6A2, 2.8625% 8/25/34 (f)	23,693	21,660
Series 2004-AR8 Class 8A2, 2.8625% 9/25/34 (f)	16,960	15,120
Series 2007-AR7 Class 2A1, 4.626% 11/25/34 (f)	1,621,418	1,540,646
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 2.6425% 3/25/37 (f)	1,210,000	768,470
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 2.5725% 9/19/36 (f)	339,765	313,728
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (a)	641,946	630,311
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.0275% 12/25/34 (f)	20,558	17,652
Fosse Master Issuer PLC floater Series 2006-1A:
Class A1, 2.5113% 10/18/31 (a)(f)	47,444	47,383
Class B1, 2.8238% 10/18/54 (a)(f)	436,000	434,736
Class B2, 2.8938% 10/18/54 (a)(f)	1,007,000	861,614
Class C2, 3.2038% 10/18/54 (a)(f)	337,000	264,545
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A: - continued
Class M1, 2.9038% 10/18/54 (a)(f)	$ 252,000	$ 248,929
Class M2, 2.9838% 10/18/54 (a)(f)	579,000	497,216
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.165% 11/20/56 (a)(f)	863,000	667,833
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 3.1856% 10/11/41 (a)(f)	1,097,000	877,765
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 2.9025% 12/20/54 (f)	2,101,016	2,059,863
Series 2005-4 Class A3, 2.765% 12/20/54 (f)	314,754	313,697
Series 2006-1A:
Class A5, 2.765% 12/20/54 (a)(f)	376,525	370,535
Class C2, 3.295% 12/20/54 (a)(f)	2,117,000	1,400,184
Series 2006-2 Class C1, 3.2875% 12/20/54 (f)	1,885,000	1,084,064
Series 2006-3 Class C2, 3.3175% 12/20/54 (f)	396,000	207,860
Series 2006-4:
Class B1, 2.8925% 12/20/54 (f)	1,059,000	988,121
Class C1, 3.1825% 12/20/54 (f)	647,000	549,950
Class M1, 2.9725% 12/20/54 (f)	279,000	254,576
Series 2007-1:
Class 1C1, 3.1025% 12/20/54 (f)	654,000	576,763
Class 1M1, 2.9525% 12/20/54 (f)	425,000	387,770
Class 2C1, 3.2325% 12/20/54 (f)	298,000	196,501
Class 2M1, 3.0525% 12/20/54 (f)	546,000	420,966
Series 2007-2 Class 2C1, 3.1459% 12/17/54 (f)	757,000	494,997
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 4.2675% 1/20/44 (f)	169,476	154,529
Series 2004-3 Class 2A1, 2.9425% 9/20/44 (f)	288,666	283,420
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8347% 4/25/35 (f)	1,599,308	1,571,749
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 2.7025% 5/19/35 (f)	163,126	123,558

	Principal Amount	Value
Holmes Financing No. 10 PLC floater Series 10A Class 2C, 4.6075% 7/15/40 (a)(f)	$ 525,000	$ 524,517
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 2.6125% 4/25/37 (f)	766,962	704,047
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.9325% 10/25/34 (f)	60,761	50,268
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.8525% 3/25/35 (f)	102,716	79,376
Series 2005-1:
Class M4, 3.2325% 4/25/35 (f)	12,087	2,417
Class M5, 3.2525% 4/25/35 (f)	12,087	2,901
Class M6, 3.3025% 4/25/35 (f)	19,444	4,278
Series 2005-3 Class A1, 2.7225% 8/25/35 (f)	239,255	179,671
Series 2005-4 Class 1B1, 3.7825% 5/25/35 (f)	76,314	9,539
Series 2005-6 Class 1M3, 3.0925% 10/25/35 (f)	67,822	6,782
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	6,185,000	5,953,681
JPMorgan Mortgage Trust:
Series 2006-A2 Class 5A1, 3.7571% 11/25/33 (f)	2,333,871	2,296,822
Series 2006-A3 Class 6A1, 3.7638% 8/25/34 (f)	2,423,782	2,354,695
Series 2007-A1:
Class 1A1, 4.2001% 7/25/35 (f)	777,655	763,724
Class 3A2, 5.0048% 7/25/35 (f)	8,283,955	8,134,499
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 2.8719% 9/26/45 (a)(f)	204,180	102,090
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.7525% 3/25/35 (f)	31,247	22,601
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	407,940	392,132
MASTR Asset Backed Securities Trust floater Series 2007-HE1 Class M1, 2.7825% 5/25/37 (f)	249,000	55,714
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 2.6613% 6/15/22 (a)(f)	449,000	423,272
Class D, 2.6713% 6/15/22 (a)(f)	173,000	163,135
Class E, 2.6813% 6/15/22 (a)(f)	276,000	249,381
Class F, 2.7113% 6/15/22 (a)(f)	498,000	428,280
Class G, 2.7813% 6/15/22 (a)(f)	103,000	89,337
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class H, 2.8013% 6/15/22 (a)(f)	$ 207,000	$ 176,228
Class J, 2.8413% 6/15/22 (a)(f)	242,000	201,827
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 2.8725% 3/25/28 (f)	84,972	77,500
Series 2003-B Class A1, 2.8225% 4/25/28 (f)	90,104	81,870
Series 2003-D Class A, 2.7925% 8/25/28 (f)	77,461	76,812
Series 2003-E Class A2, 3.4006% 10/25/28 (f)	126,988	123,650
Series 2003-F Class A2, 5.7613% 10/25/28 (f)	119,970	111,795
Series 2004-A Class A2, 2.7475% 4/25/29 (f)	115,554	105,871
Series 2004-B Class A2, 5.125% 6/25/29 (f)	99,956	96,784
Series 2004-C Class A2, 5.155% 7/25/29 (f)	107,471	101,797
Series 2004-D Class A2, 2.8575% 9/25/29 (f)	93,390	83,757
Series 2004-E:
Class A2B, 2.8575% 11/25/29 (f)	213,403	190,952
Class A2D, 3.0475% 11/25/29 (f)	30,983	27,968
Series 2004-G Class A2, 3.48% 11/25/29 (f)	96,593	88,352
Series 2005-A Class A2, 3.3206% 2/25/30 (f)	98,702	93,653
Series 2005-B Class A2, 3.0388% 7/25/30 (f)	293,541	267,848
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	4,570,000	4,395,297
MortgageIT Trust floater:
Series 2004-2:
Class A1, 2.8525% 12/25/34 (f)	110,786	102,666
Class A2, 2.9325% 12/25/34 (f)	150,185	141,099
Series 2005-2 Class 1A1, 2.7425% 5/25/35 (f)	125,007	108,854
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 2.7725% 7/25/35 (f)	1,264,056	861,899
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 2.7825% 3/25/37 (f)	861,000	172,523
Permanent Financing No. 8 PLC floater Class 3C, 3.2156% 6/10/42 (f)	723,000	649,135

	Principal Amount	Value
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 3.1131% 7/17/42 (f)	$ 909,000	$ 826,026
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8243% 10/25/35 (f)	2,314,343	2,249,548
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 4.7994% 7/10/35 (a)(f)	545,902	526,795
Series 2003-CB1:
Class B3, 3.8994% 6/10/35 (a)(f)	518,996	461,907
Class B4, 4.0994% 6/10/35 (a)(f)	997,375	813,631
Class B5, 4.6994% 6/10/35 (a)(f)	681,465	547,654
Class B6, 5.1994% 6/10/35 (a)(f)	401,658	316,310
Series 2004-A:
Class B4, 3.6494% 2/10/36 (a)(f)	285,982	281,812
Class B5, 4.1494% 2/10/36 (a)(f)	190,965	167,449
Series 2004-B Class B4, 3.5494% 2/10/36 (a)(f)	124,040	83,582
Series 2004-C:
Class B4, 3.3994% 9/10/36 (a)(f)	159,440	117,025
Class B5, 3.7994% 9/10/36 (a)(f)	178,308	127,142
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 2.5825% 9/25/46 (f)	739,266	620,983
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	98,809	95,321
Series 2004-SL2 Class A1, 6.5% 10/25/16	183,832	174,014
Series 2005-AR5 Class 1A1, 4.771% 9/19/35 (f)	111,455	108,861
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 2.9325% 6/25/33 (a)(f)	122,926	95,786
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 2.5825% 2/25/36 (a)(f)	94,788	92,611
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 2.5325% 5/25/36 (f)	13,742	13,619
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (f)	175,373	162,096
Series 2004-1 Class A, 4.1113% 2/20/34 (f)	61,133	57,116
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-10 Class A4, 4.0938% 11/20/34 (f)	$ 85,697	$ 80,689
Series 2004-12 Class 1A2, 5.115% 1/20/35 (f)	279,087	249,518
Series 2004-3 Class A, 4.0613% 5/20/34 (f)	86,872	82,438
Series 2004-4 Class A, 4.0713% 5/20/34 (f)	332,150	299,427
Series 2004-5 Class A3, 3.4725% 6/20/34 (f)	124,122	116,311
Series 2004-6:
Class A3A, 3.4913% 6/20/35 (f)	95,128	84,919
Class A3B, 4.2513% 7/20/34 (f)	18,153	15,482
Series 2004-7:
Class A3A, 4.1363% 8/20/34 (f)	103,430	93,283
Class A3B, 4.3613% 7/20/34 (f)	12,722	11,412
Series 2004-8 Class A2, 3.35% 9/20/34 (f)	240,563	221,286
Series 2005-1 Class A2, 4.0613% 2/20/35 (f)	159,504	124,384
Series 2005-2 Class A2, 3.23% 3/20/35 (f)	216,128	156,004
Series 2005-3 Class A1, 2.6819% 5/20/35 (f)	101,979	90,479
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 2.8825% 9/25/33 (a)(f)	37,710	34,253
Series 2007-GEL1 Class A2, 2.6725% 1/25/37 (a)(f)	461,000	275,217
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 2.8025% 9/25/36 (f)	1,153,000	784,040
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A2, 2.7225% 10/25/35 (f)	422,761	421,317
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 2.5625% 9/25/46 (f)	110,678	107,254
Series 2006-AR7 Class C1B1, 2.5425% 7/25/46 (f)	64,749	61,898
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1094% 6/25/35 (f)	3,774,769	3,633,793
Series 2005-AR12 Class 2A6, 4.3284% 7/25/35 (f)	5,978,638	5,702,931

	Principal Amount	Value
Series 2005-AR3 Class 2A1, 4.2065% 3/25/35 (f)	$ 758,656	$ 737,638
Series 2005-AR4 Class 2A2, 4.5229% 4/25/35 (f)	3,158,819	3,094,518
TOTAL PRIVATE SPONSOR		105,454,065
U.S. Government Agency - 2.9%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,178,271	3,275,858
Series 1999-57 Class PH, 6.5% 12/25/29	2,230,846	2,308,837
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 2.7325% 10/25/35 (f)	2,396,264	2,344,387
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	2,554,533	2,584,294
Series 2002-9 Class PC, 6% 3/25/17	404,436	412,467
Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	11,268,156
Class KD, 4.5% 7/25/18	2,625,000	2,586,594
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	183,101	181,159
Series 2004-86 Class KC, 4.5% 5/25/19	851,865	838,001
Series 2004-91 Class AH, 4.5% 5/25/29	1,833,836	1,795,679
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,399,277
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,714,551
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,183,038
Series 2702 Class WB, 5% 4/15/17	2,643,874	2,664,103
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,388,931
Series 2885 Class PC, 4.5% 3/15/18	2,560,000	2,559,998
Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,931,987
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,489,921
Series 3117 Class PC, 5% 6/15/31	20,000,000	19,930,626
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2508 Class CK, 5% 10/15/17	$ 10,000,000	$ 10,008,746
Series 2528 Class HN, 5% 11/15/17	3,195,000	3,189,820
Series 2750 Class ZT, 5% 2/15/34	2,408,260	2,103,189
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 25.3725% 6/16/37 (f)	251,193	314,193
TOTAL U.S. GOVERNMENT AGENCY		108,473,812
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $215,025,816)		213,927,877
Commercial Mortgage Securities - 9.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.814% 2/14/43 (f)	1,435,000	1,504,544
Class A3, 6.864% 2/14/43 (f)	1,545,000	1,615,185
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7218% 5/10/45 (f)	2,100,000	2,062,466
Series 2006-5:
Class A2, 5.317% 10/10/11	8,745,000	8,619,803
Class A3, 5.39% 2/10/14	1,985,000	1,905,314
Series 2007-2 Class A1, 5.421% 1/10/12	2,084,171	2,076,186
Series 2007-3 Class A3, 5.6585% 6/10/49 (f)	6,100,000	5,981,050
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	3,372,516	3,367,663
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,509,813
Series 2001-3 Class H, 6.562% 4/11/37 (a)	4,889,139	4,875,931
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 2.9413% 3/15/22 (a)(f)	217,000	184,450

	Principal Amount	Value
Class G, 3.0013% 3/15/22 (a)(f)	$ 141,000	$ 118,440
Series 2006-BIX1:
Class F, 2.7813% 10/15/19 (a)(f)	558,000	491,040
Class G, 2.8013% 10/15/19 (a)(f)	380,000	321,100
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.0625% 12/25/33 (a)(f)	253,215	229,287
Series 2004-1:
Class A, 2.8425% 4/25/34 (a)(f)	752,197	661,934
Class B, 4.3825% 4/25/34 (a)(f)	59,112	35,467
Class M1, 3.0425% 4/25/34 (a)(f)	48,166	39,255
Class M2, 3.6825% 4/25/34 (a)(f)	43,161	32,587
Series 2004-2:
Class A, 2.9125% 8/25/34 (a)(f)	724,124	640,850
Class M1, 3.0625% 8/25/34 (a)(f)	94,559	78,484
Series 2004-3:
Class A1, 2.8525% 1/25/35 (a)(f)	1,061,886	939,769
Class A2, 2.9025% 1/25/35 (a)(f)	138,224	118,873
Class M1, 2.9825% 1/25/35 (a)(f)	141,476	113,181
Class M2, 3.4825% 1/25/35 (a)(f)	91,472	68,604
Series 2005-2A:
Class A1, 2.7925% 8/25/35 (a)(f)	608,874	548,169
Class M1, 2.9125% 8/25/35 (a)(f)	45,146	34,356
Class M2, 2.9625% 8/25/35 (a)(f)	74,253	53,091
Class M3, 2.9825% 8/25/35 (a)(f)	40,988	30,360
Class M4, 3.0925% 8/25/35 (a)(f)	38,017	27,160
Series 2005-3A:
Class A1, 2.8025% 11/25/35 (a)(f)	322,623	287,522
Class A2, 2.8825% 11/25/35 (a)(f)	209,050	168,285
Series 2005-4A:
Class A2, 2.8725% 1/25/36 (a)(f)	1,206,140	958,881
Class M1, 2.9325% 1/25/36 (a)(f)	252,366	190,831
Class M2, 2.9525% 1/25/36 (a)(f)	76,133	55,331
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2005-4A:
Class M3, 2.9825% 1/25/36 (a)(f)	$ 110,674	$ 77,454
Series 2006-1 Class A2, 2.8425% 4/25/36 (a)(f)	119,278	104,451
Series 2006-2A:
Class A1, 2.7125% 7/25/36 (a)(f)	1,153,832	1,017,564
Class A2, 2.7625% 7/25/36 (a)(f)	104,150	91,891
Class M1, 2.7925% 7/25/36 (a)(f)	109,357	80,181
Class M2, 2.8125% 7/25/36 (a)(f)	77,368	55,512
Class M6, 3.0225% 7/25/36 (a)(f)	78,856	50,720
Series 2006-3A:
Class M5, 2.9625% 10/25/36 (a)(f)	88,299	55,408
Class M6, 3.0425% 10/25/36 (a)(f)	172,433	101,735
Series 2006-4A:
Class A1, 2.7125% 12/25/36 (a)(f)	639,497	568,539
Class A2, 2.7525% 12/25/36 (a)(f)	1,425,235	1,269,900
Class M1, 2.7725% 12/25/36 (a)(f)	103,278	79,925
Series 2007-1:
Class A2, 2.7525% 3/25/37 (a)(f)	265,732	215,243
Class B3, 5.8325% 3/25/37 (a)(f)	169,489	76,270
Series 2007-2A:
Class A1, 2.7525% 7/25/37 (a)(f)	231,379	192,045
Class A2, 2.8025% 7/25/37 (a)(f)	216,571	171,091
Class B1, 4.0825% 7/25/37 (a)(f)	203,614	95,699
Class B2, 4.7325% 7/25/37 (a)(f)	175,848	79,132
Class B3, 5.8325% 7/25/37 (a)(f)	198,986	89,544
Class M2, 2.8925% 7/25/37 (a)(f)	120,317	80,011
Class M3, 2.9725% 7/25/37 (a)(f)	120,317	76,663
Class M4, 3.1325% 7/25/37 (a)(f)	254,517	147,620
Class M5, 3.2325% 7/25/37 (a)(f)	226,752	124,713
Class M6, 3.4825% 7/25/37 (a)(f)	282,283	146,787

	Principal Amount	Value
Series 2007-3:
Class A2, 2.7725% 7/25/37 (a)(f)	$ 404,062	$ 360,625
Class B1, 3.4325% 7/25/37 (a)(f)	186,751	112,219
Class B2, 4.0825% 7/25/37 (a)(f)	652,780	359,029
Class B3, 6.4825% 7/25/37 (a)(f)	250,416	147,245
Class M1, 2.7925% 7/25/37 (a)(f)	165,530	118,503
Class M2, 2.8225% 7/25/37 (a)(f)	174,018	120,142
Class M3, 2.8525% 7/25/37 (a)(f)	380,293	250,043
Class M4, 2.9825% 7/25/37 (a)(f)	600,999	360,600
Class M5, 3.0825% 7/25/37 (a)(f)	224,950	144,891
Class M6, 3.2825% 7/25/37 (a)(f)	169,774	104,615
Series 2007-4A:
Class B1, 5.0325% 9/25/37 (a)(f)	276,123	124,255
Class B2, 5.9325% 9/25/37 (a)(f)	1,349,195	607,138
Class M4, 4.0825% 9/25/37 (a)(f)	889,307	533,584
Class M5, 4.2325% 9/25/37 (a)(f)	889,307	489,119
Class M6, 4.4325% 9/25/37 (a)(f)	889,307	471,333
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(g)	2,237,070	53,690
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 2.9113% 3/15/19 (a)(f)	284,000	230,040
Class H, 3.1213% 3/15/19 (a)(f)	191,000	165,808
Class J, 3.3213% 3/15/19 (a)(f)	143,000	123,360
Series 2007-BBA8:
Class D, 2.7213% 3/15/22 (a)(f)	147,000	125,685
Class E, 2.7713% 3/15/22 (a)(f)	763,000	640,920
Class F, 2.8213% 5/15/22 (a)(f)	468,000	383,760
Class G, 2.8713% 3/15/22 (a)(f)	120,000	96,000
Class H, 3.0213% 3/15/22 (a)(f)	147,000	111,357
Class J, 3.1713% 3/15/22 (a)(f)	147,000	109,667
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class X-1M, 1.12% 3/15/22 (a)(g)	$ 8,627,749	$ 1,349
sequential payer Series 2007-PW16 Class AM, 5.7129% 6/11/40	1,898,000	1,727,314
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	1,947,027
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,879,315	1,854,411
Class X2, 0.3674% 2/11/44 (a)(f)(g)	140,113,271	2,361,525
Series 2007-PW16:
Class B, 5.713% 6/11/40 (a)	1,405,000	996,945
Class C, 5.713% 6/11/40 (a)	1,170,000	757,226
Class D, 5.713% 6/11/40 (a)	1,170,000	692,459
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(f)	1,345,000	1,378,124
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,605,395	4,709,845
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 2.8013% 11/15/36 (a)(f)	156,000	124,800
Class H, 2.8413% 11/15/36 (a)(f)	125,000	97,500
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	3,610,969
Series 2007-C6 Class A1, 5.622% 12/10/49 (f)	5,903,202	5,880,489
Series 2007-FL3A Class A2, 2.6113% 4/15/22 (a)(f)	2,595,000	2,335,500
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	5,940,000	5,657,767
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 2.7813% 4/15/17 (a)(f)	335,000	312,178
Class E, 2.8413% 4/15/17 (a)(f)	107,000	98,886
Class F, 2.8813% 4/15/17 (a)(f)	60,000	54,851
Class G, 3.0213% 4/15/17 (a)(f)	60,000	54,992
Class H, 3.0913% 4/15/17 (a)(f)	60,000	54,343
Class J, 3.3213% 4/15/17 (a)(f)	46,000	40,580

	Principal Amount	Value
Series 2005-FL11:
Class F, 2.9213% 11/15/17 (a)(f)	$ 139,306	$ 123,545
Class G, 2.9713% 11/15/17 (a)(f)	96,171	87,234
Series 2007-FL14:
Class F, 2.9713% 6/15/22 (a)(f)	701,388	517,563
Class G, 3.0213% 6/15/22 (a)(f)	103,098	76,100
Class H, 3.1713% 6/15/22 (a)(f)	103,098	70,747
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,741,453
Series 2004-LBN2 Class X2, 0.8733% 3/10/39 (a)(f)(g)	6,637,417	115,723
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	3,885,000	3,807,783
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,287,193
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	2,750,000	2,617,241
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	3,738,517	3,821,182
Series 2000-C1 Class A2, 7.545% 4/15/62	1,368,707	1,414,252
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,199,188
Class A4, 4.75% 1/15/37	3,035,000	2,940,520
Series 1997-C2 Class D, 7.27% 1/17/35	737,534	740,590
Series 1998-C1:
Class C, 6.78% 5/17/40	3,054,029	3,077,457
Class D, 7.17% 5/17/40	595,000	616,967
Series 2001-CKN5 Class AX, 0.7223% 9/15/34 (a)(f)(g)	26,539,973	1,148,536
Series 2002-CP3 Class G, 6.639% 7/15/35 (a)	250,000	229,359
Series 2004-C1 Class ASP, 0.6694% 1/15/37 (a)(f)(g)	23,854,040	531,699
Series 2006-C1 Class A3, 5.5522% 2/15/39 (f)	3,895,000	3,838,572
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 2.6213% 2/15/22 (a)(f)	3,470,000	2,949,500
Series 2007-TFL1:
Class C:
2.6413% 2/15/22 (a)(f)	657,000	545,310
2.7413% 2/15/22 (a)(f)	234,000	187,200
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater:
Series 2007-TFL1:
Class F, 2.7913% 2/15/22 (a)(f)	$ 469,000	$ 361,130
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,299,844	1,296,665
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 3.2013% 4/15/21 (a)(f)	154,000	124,740
Class J, 3.2713% 4/15/21 (a)(f)	102,000	81,600
Class K, 3.6713% 4/15/21 (a)(f)	512,000	399,360
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,374,818	3,507,519
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	3,720,000	3,483,898
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	2,028,324	2,018,074
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 2.9138% 11/5/21 (a)(f)	3,490,000	2,966,500
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,615,000	1,611,399
Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	13,420,514
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,693,213	1,689,078
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	3,454,255
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 2.69% 6/6/20 (a)(f)	405,000	364,500
Class D, 2.73% 6/6/20 (a)(f)	1,115,000	947,750
Class E, 2.82% 6/6/20 (a)(f)	2,220,000	1,864,800
Class F, 2.89% 6/6/20 (a)(f)	294,000	241,080
Series 2007-EOP:
Class C, 2.77% 3/1/20 (a)(f)	1,207,957	1,111,320
Class D, 2.82% 3/1/20 (a)(f)	400,000	368,000
Class E, 2.89% 3/1/20 (a)(f)	649,900	594,659
Class F, 2.93% 3/1/20 (a)(f)	335,000	306,525
Class G, 2.97% 3/1/20 (a)(f)	165,000	150,975
Class H, 3.1% 3/1/20 (a)(f)	275,000	250,250
Class J, 3.3% 3/1/20 (a)(f)	395,000	359,450
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,702,233
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	2,990,000	2,986,650

	Principal Amount	Value
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	$ 1,951,031	$ 1,938,014
Class A2, 5.778% 8/10/45	5,055,000	4,989,010
Class A4, 5.7992% 8/10/45 (f)	3,965,000	3,791,360
Hilton Hotel Pool Trust floater Series 2000-HLTA Class B, 2.9575% 10/3/15 (a)(f)	224,000	223,012
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 2.7513% 11/15/18 (a)(f)	115,630	97,129
Class F, 2.8013% 11/15/18 (a)(f)	173,444	143,959
Class G, 2.8313% 11/15/18 (a)(f)	151,107	123,908
Class H, 2.9713% 11/15/18 (a)(f)	115,630	93,660
sequential payer:
Series 2006-CB14 Class A3B, 5.4858% 12/12/44 (f)	4,625,000	4,604,269
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	5,840,000	5,773,105
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,898,000	1,797,791
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	5,065,000	4,826,945
Series 2007-LDP10 Class A1, 5.122% 1/15/49	1,204,959	1,199,201
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,517,837
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	3,994,828
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	552,449
Class C, 5.7462% 2/12/49	1,971,000	1,334,426
Class D, 5.7462% 2/12/49	2,075,000	1,362,694
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (f)	1,725,000	1,368,277
Class CS, 5.466% 1/15/49 (f)	745,000	579,343
Class ES, 5.5457% 1/15/49 (a)(f)	4,663,000	3,272,152
LB Commercial Conduit Mortgage Trust Series 2007-C3:
Class F, 5.9345% 7/15/44 (f)	1,815,000	1,230,745
Class G, 5.9345% 7/15/44 (a)(f)	3,200,000	2,072,092
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,111,962	2,195,044
Series 2001-C3 Class A1, 6.058% 6/15/20	965,221	980,268
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2005-C3 Class A2, 4.553% 7/15/30	$ 1,746,000	$ 1,734,109
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,481,241
Series 2006-C6 Class A2, 5.262% 9/15/39 (f)	3,340,000	3,297,879
Series 2006-C7 Class A1, 5.279% 11/15/38	739,676	742,665
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	1,054,286	1,054,303
Class A3, 5.398% 2/15/40	5,000,000	4,756,280
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,862,498
Series 2007-C2 Class AM, 5.493% 2/15/40 (f)	1,898,000	1,694,107
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 2.8113% 9/15/21 (a)(f)	402,971	310,691
Class G, 2.8313% 9/15/21 (a)(f)	795,609	605,459
Class H, 2.8713% 9/15/21 (a)(f)	204,773	153,785
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	200,462	198,199
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,120,000	2,097,968
Series 2007-C1 Class A4, 5.8291% 6/12/50 (f)	3,796,000	3,638,445
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 12/12/11	951,199	931,933
Class A3, 5.364% 8/12/48	4,298,000	4,118,344
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,181,342
Series 2007-7 Class B, 5.75% 6/25/50	770,000	557,340
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 3.682% 7/15/19 (a)(f)	261,000	219,240
Series 2007-XCLA Class A1, 2.682% 7/17/17 (a)(f)	1,019,303	866,408
Series 2007-XLCA Class B, 2.982% 7/17/17 (a)(f)	577,325	432,994
Series 2007-XLFA:
Class D, 2.672% 10/15/20 (a)(f)	235,000	202,100
Class E, 2.732% 10/15/20 (a)(f)	294,000	238,140

	Principal Amount	Value
Class F, 2.782% 10/15/20 (a)(f)	$ 176,000	$ 144,320
Class G, 2.822% 10/15/20 (a)(f)	218,000	174,400
Class H, 2.912% 10/15/20 (a)(f)	137,000	102,750
Class J, 3.062% 10/15/20 (a)(f)	157,000	106,760
Class NHRO, 3.372% 10/15/20 (a)(f)	93,109	67,970
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,065,995	2,043,527
Series 2006-HQ10 Class A1, 5.131% 11/12/41	3,792,140	3,803,513
Series 2006-T23 Class A1, 5.682% 8/12/41	1,121,887	1,134,137
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (f)	4,745,000	4,543,248
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,734,233	1,711,435
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	3,642,000	3,616,689
Class AM, 5.6913% 4/15/49 (f)	1,898,000	1,724,011
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	9,945,438
Series 2005-IQ9 Class X2, 1.0464% 7/15/56 (a)(f)(g)	24,196,914	696,997
Series 2007-HQ12 Class A2, 5.6326% 4/12/49 (f)	4,920,000	4,842,001
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	1,592,841
Series 2007-XLC1:
Class C, 3.0713% 7/17/17 (a)(f)	788,373	551,861
Class D, 3.17% 7/17/17 (a)(f)	370,864	241,062
Class E, 3.2713% 7/17/17 (a)(f)	301,279	186,793
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,479,841	2,552,696
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 2.9613% 3/24/18 (a)(f)	113,038	106,256
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 3.6713% 1/15/18 (a)(f)	449,000	413,080
Series 2006-WL7A:
Class E, 2.7513% 9/15/21 (a)(f)	491,000	407,530
Class F, 2.8113% 8/11/18 (a)(f)	661,000	561,850
Class G, 2.8313% 8/11/18 (a)(f)	626,000	519,580
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class J, 3.0713% 8/11/18 (a)(f)	$ 139,000	$ 102,193
Class X1A, 0.0232% 9/15/21 (a)(f)(g)	996,986	159
Series 2007-WHL8:
Class AP2, 3.2713% 6/15/20 (a)(f)	69,008	54,517
Class F, 2.9513% 6/15/20 (a)(f)	1,046,000	826,340
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,595,000	3,586,423
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,205,423	1,191,618
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	5,768,683
Class A4, 5.305% 12/15/43	3,240,000	3,085,213
Class A5, 5.342% 12/15/43	3,796,000	3,504,574
Series 2007-C31 Class A1, 5.14% 4/15/47	1,124,150	1,113,653
Series 2007-C32 Class A2, 5.7358% 6/15/49 (f)	1,255,000	1,237,481
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	3,010,000	2,867,629
Series 2007-C30 Class E, 5.553% 12/15/43 (f)	6,257,000	4,057,263
Series 2007-C31:
Class AM, 5.591% 4/15/47	1,898,000	1,702,811
Class C, 5.6918% 4/15/47 (f)	2,455,000	1,759,942
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $351,635,065)		333,520,138
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13	525,000	528,623
United Mexican States 5.875% 1/15/14	1,665,000	1,731,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,164,120)		2,260,223
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	630,000	622,332
6.875% 3/15/12	425,000	446,655
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,047,686)		1,068,987
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (f)	$ 3,520,000	$ 3,147,455
TOTAL PREFERRED SECURITIES (Cost $3,520,000)		3,147,455
Cash Equivalents - 9.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.58%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) # (Cost $347,245,000)	$ 347,269,914	347,245,000
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $4,054,726,425)	4,010,508,575
NET OTHER ASSETS - (7.7)%	(285,047,213)
NET ASSETS - 100%	$ 3,725,461,362
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	$ 4,400,000	3,938,000
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37	Sept. 2037	1,600,000	(1,486,666)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 258,342	$ (164,306)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.3950% 11/25/34	Dec. 2034	324,263	(218,185)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.3950% 8/25/34	Sept. 2034	135,917	(125,676)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	199,947	(181,747)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.47% 12/25/35	Jan. 2036	1,600,000	(1,523,595)

	Expiration Date	Notional Amount	Value
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 9/20/17, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 1,000,000	$ 9,598
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	3,500,000	141,806
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by ..73%	Sept. 2012	3,400,000	141,130
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.4%	June 2013	5,600,000	127,382
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	1,554,000	20,876
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	1,554,000	20,876
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	$ 1,371,000	$ 60,401
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	1,700,000	(30,657)
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	1,700,000	(27,752)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	2,035,000	(11,145)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,360,000	(34,648)

	Expiration Date	Notional Amount	Value
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	$ 1,900,000	$ (16,849)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	610,794	(366,618)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,300,000	(1,226,175)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	3,000,000	(2,760,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	2,600,000	(2,392,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (e)

	Sept. 2037	$ 3,100,000	$ (2,852,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	1,500,000	(1,380,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional amount (e)	Sept. 2037	2,300,000	(2,116,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	1,800,000	(1,656,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	4,400,000	(4,048,000)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)

	Sept. 2037	$ 1,600,000	$ (1,472,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	4,600,000	(4,232,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	124,192	(63,032)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	465,000	(257,009)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	(45,980)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-DP1 Class B2, 6.72% 10/25/35

	Nov. 2035	$ 1,900,000	$ (1,666,427)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	640,000	(582,031)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	465,830	(230,078)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	152,385	(130,474)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	258,916	(217,076)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34

	Oct. 2034	$ 610,794	$ (366,836)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	449,785	(308,120)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	40,946	(35,018)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	770,000	(612,261)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	507,247	(384,286)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon credit event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36

	July 2036	$ 1,900,000	$ (1,825,235)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	1,900,000	(1,479,713)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	600,000	(465,541)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	(326,898)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2035	2,000,000	(1,818,734)

	Expiration Date	Notional Amount	Value

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 1,900,000	$ 202
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	(2,530)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	4,290,000	(21,942)
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	(10,624)
TOTAL CREDIT DEFAULT SWAPS		85,568,358	(34,711,593)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	485,482
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	205,031
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	$ 11,825,000	$ 384,452
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	365,605
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	24,935,000	(398,578)
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	1,500,000	43,707
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	30,724
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	999,080
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	2,281,388
Receive semi-annually a fixed rate equal to 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	105,000,000	4,732,938

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	$ 15,000,000	$ 674,019
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	1,409,830
Received semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	71,168,000	(538,144)
TOTAL INTEREST RATE SWAPS		414,153,000	10,675,534
		$ 499,721,358	$ (24,036,059)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $274,287,008 or 7.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $27,764,092.
(e) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$347,245,000 due 7/01/08 at 2.58%
BNP Paribas Securities Corp.	$ 70,443,391
Bank of America, NA	114,153,391
Barclays Capital, Inc.	120,174,997
ING Financial Markets LLC	37,293,560
WestLB AG	5,179,661
$ 347,245,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 5,256,008
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 435,371,129	$ -	$ 411,667,733*	$ -	0.0%
*Includes the value of shares redeemed through in-kind contributions. See Note 2 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,010,508,575	$ -	$ 4,003,769,012	$ 6,739,563
Other Financial Instruments*	$ (24,036,059)	$ -	$ (10,630,129)	$ (13,405,930)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,137,852	$ (10,030,825)
Total Realized Gain (Loss)	(295,250)	-
Total Unrealized Gain (Loss)	(352,723)	663,794
Cost of Purchases	5,072,370	-
Proceeds of Sales	(1,741,285)	-
Amortization/Accretion	479	-
Transfer in/out of Level 3	1,918,120	(4,038,899)
Ending Balance	$ 6,739,563	$ (13,405,930)
*The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $0.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008

Assets
Investment in securities, at value (including repurchase agreements of $347,245,000) - See accompanying schedule: Unaffiliated issuers (cost $4,054,726,425)		$ 4,010,508,575
Commitment to sell securities on a delayed delivery basis	$ (22,196,970)
Receivable for securities sold on a delayed delivery basis	22,072,188	(124,782)
Receivable for investments sold, regular delivery		23,529
Cash		201,823
Receivable for swap agreements		55,193
Interest receivable		27,493,873
Distributions receivable from Fidelity Central Funds		467,131
Total assets		4,038,625,342

Liabilities
Payable for investments purchased Regular delivery	$ 23,233,074
Delayed delivery	265,867,324
Swap agreements, at value	24,036,059
Other payables and accrued expenses	27,523
Total liabilities		313,163,980

Net Assets		$ 3,725,461,362
Net Assets consist of:
Paid in capital		$ 3,821,026,608
Undistributed net investment income		10,187,851
Accumulated undistributed net realized gain (loss) on investments		(41,021,666)
Net unrealized appreciation (depreciation) on investments		(64,731,431)
Net Assets, for 37,155,624 shares outstanding		$ 3,725,461,362
Net Asset Value, offering price and redemption price per share ($3,725,461,362 ÷ 37,155,624 shares)		$ 100.27

Statement of Operations

	Six months ended June 30, 2008

Investment Income
Dividends		$ 111,690
Interest		90,037,372
Income from Fidelity Central Funds		5,256,008
Total income		95,405,070

Expenses
Custodian fees and expenses	$ 60,241
Independent trustees' compensation	7,996
Total expenses before reductions	68,237
Expense reductions	(14,451)	53,786
Net investment income		95,351,284
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,298,070
Fidelity Central Funds	(73,045,771)
Swap agreements	4,085,221
Total net realized gain (loss)		(39,662,480)
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,537,056)
Swap agreements	(12,451,987)
Delayed delivery commitments	(124,782)
Total change in net unrealized appreciation (depreciation)		(42,113,825)
Net gain (loss)		(81,776,305)
Net increase (decrease) in net assets resulting from operations		$ 13,574,979

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2008	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 95,351,284	$ 171,814,072
Net realized gain (loss)	(39,662,480)	5,080,505
Change in net unrealized appreciation (depreciation)	(42,113,825)	(17,878,562)
Net increase (decrease) in net assets resulting from operations	13,574,979	159,016,015
Distributions to shareholders from net investment income	(88,180,509)	(167,465,735)
Distributions to shareholders from net realized gain	(7,723,403)	(2,131,039)
Total distributions	(95,903,912)	(169,596,774)
Share transactions Proceeds from sales of shares	277,704,683	846,478,691
Reinvestment of distributions	95,903,912	90,626,029
Cost of shares redeemed	(153,625,766)	(133,664,658)
Net increase (decrease) in net assets resulting from share transactions	219,982,829	803,440,062
Total increase (decrease) in net assets	137,653,896	792,859,303
Net Assets
Beginning of period	3,587,807,466	2,794,948,163
End of period (including undistributed net investment income of $10,187,851 and undistributed net investment income of $3,017,076, respectively)	$ 3,725,461,362	$ 3,587,807,466
Other Information Shares
Sold	2,717,098	8,284,694
Issued in reinvestment of distributions	940,281	888,417
Redeemed	(1,503,253)	(1,300,993)
Net increase (decrease)	2,154,126	7,872,118

Financial Highlights

Six months ended June 30,

Years ended December 31,

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 102.50	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	2.657	5.534	2.814
Net realized and unrealized gain (loss)	(2.207)	(.594)	3.132
Total from investment operations	.450	4.940	5.946
Distributions from net investment income	(2.460)	(5.385)	(2.826)
Distributions from net realized gain	(.220)	(.075)	(.100)
Total distributions	(2.680)	(5.460)	(2.926)
Net asset value, end of period	$ 100.27	$ 102.50	$ 103.02
Total Return B, C	.42%	4.94%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% G	-% A, G
Expenses net of fee waivers, if any	-% A, G	-% G	-% A, G
Expenses net of all reductions	-% A, G	-% G	-% A, G
Net investment income	5.25% A	5.42%	5.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,725,461	$ 3,587,807	$ 2,794,948
Portfolio turnover rate F	176% A	137%	99% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period June 23, 2006 (commencement of operations) to December 31, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Notes to Financial Statements

For the period ended June 30, 2008

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

On June 27, 2008, the Fund redeemed 2,971,457 shares of Fidelity Ultra-Short Central Fund, an affiliated entity, valued at $245,828,638 by receiving securities of equal value, including accrued interest. This is considered taxable to each Investing Fund for federal income tax purposes.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Not Part of Financial Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, market discount, financing transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 40,560,252
Unrealized depreciation	(83,191,791)
Net unrealized appreciation (depreciation)	$ (42,631,539)
Cost for federal income tax purposes	$ 4,053,140,114

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Not Part of Financial Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction, the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $625,842,535 and $560,325,560, respectively.

Not Part of Financial Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $7,996.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,455.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	19.0%
VIP Asset Manager: Growth Portfolio	1.4%
VIP Balanced Portfolio	8.4%
VIP Investment Grade Bond Portfolio	71.2%

9. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Not Part of Financial Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of June 30, 2008, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 2008 and for the year ended December 31, 2007, and the financial highlights for the six months ended June 30, 2008 and for the year ended December 31, 2007 and for the period from June 23, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of June 30, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 2008 and for the year ended December 31, 2007, and the financial highlights for the six months ended June 30, 2008 and for the year ended December 31, 2007 and for the period June 23, 2006 (commencement of operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 14, 2008

Not Part of Financial Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Not Part of Financial Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Not Part of Financial Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPIGB-SANN-0808
1.705629.110

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 1,009.00	$ 3.60
HypotheticalA	$ 1,000.00	$ 1,021.28	$ 3.62
Service Class
Actual	$ 1,000.00	$ 1,008.10	$ 4.09
HypotheticalA	$ 1,000.00	$ 1,020.79	$ 4.12
Service Class 2
Actual	$ 1,000.00	$ 1,007.10	$ 4.84
HypotheticalA	$ 1,000.00	$ 1,020.04	$ 4.87
Investor Class
Actual	$ 1,000.00	$ 1,008.10	$ 3.79
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.72%
Service Class	.82%
Service Class 2.97%
Investor Class	.76%

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro rata share of its investments in each Fidelity Central Fund.

Top Five Holdings as of June 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	15.7	15.9
Fannie Mae	9.1	9.9
Freddie Mac	5.1	5.8
German Federal Republic	4.9	3.3
Japan Government	2.8	2.7
	37.6
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	6.9	7.7
Telecommunication Services	4.5	4.7
Energy	4.2	3.5
Financials	4.0	5.5
Information Technology	4.0	4.8
Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
U.S. Government and U.S. Government Agency Obligations 29.9%	U.S. Government and U.S. Government Agency Obligations 34.6%
AAA,AA,A 15.8%	AAA,AA,A 13.9%
BBB 5.0%	BBB 5.2%
BB 11.2%	BB 14.0%
B 17.6%	B 17.8%
CCC,CC,C 7.1%	CCC,CC,C 5.5%
D 0.0%	D 0.0%
Not Rated 1.5%	Not Rated 1.4%
Equities 0.2%	Equities 0.3%
Short-Term Investments and Net Other Assets 11.7%	Short-Term Investments and Net Other Assets 7.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 * *
	Preferred Securities 0.7%		Preferred Securities 0.7%
	Corporate Bonds 28.6%		Corporate Bonds 29.3%
	U.S. Government and U.S. Government Agency Obligations 29.9%		U.S. Government and U.S. Government Agency Obligations 34.6%
	Foreign Government & Government Agency Obligations 23.2%		Foreign Government & Government Agency Obligations 18.9%
	Floating Rate Loans 5.2%		Floating Rate Loans 8.4%
	Stocks 0.2%		Stocks 0.3%
	Other Investments 0.5%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 11.7%		Short-Term Investments and Net Other Assets 7.3%
* Foreign investments	32.9%	* * Foreign investments	30.3%
* Swaps	1.4%	* * Swaps	4.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 28.4%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 20,000	$ 22,084
Spansion, Inc. 2.25% 6/15/16 (g)		240,000	84,048
			106,132
Nonconvertible Bonds - 28.4%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		170,000	139,400
Visteon Corp. 7% 3/10/14		400,000	232,000
			371,400
Automobiles - 0.2%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	50,000	76,958
General Motors Corp.:
6.75% 5/1/28		127,000	62,865
7.125% 7/15/13		210,000	133,350
7.2% 1/15/11		175,000	134,750
7.4% 9/1/25		244,000	124,440
8.25% 7/15/23		258,000	150,285
			682,648
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		175,000	174,125
Hotels, Restaurants & Leisure - 1.3%
Cap Cana SA 9.625% 11/3/13 (g)		100,000	89,000
Carrols Corp. 9% 1/15/13		355,000	307,075
Gaylord Entertainment Co.:
6.75% 11/15/14		130,000	113,750
8% 11/15/13		100,000	95,250
Mandalay Resort Group 6.5% 7/31/09		20,000	19,775
MGM Mirage, Inc.:
6% 10/1/09		40,000	39,450
6.625% 7/15/15		235,000	189,175
6.75% 9/1/12		335,000	298,150
6.75% 4/1/13		50,000	43,125
6.875% 4/1/16		75,000	60,375
7.5% 6/1/16		110,000	89,650
Mohegan Tribal Gaming Authority 6.875% 2/15/15		100,000	79,000
OSI Restaurant Partners, Inc. 10% 6/15/15		885,000	575,250

		Principal Amount (d)	Value
Scientific Games Corp. 6.25% 12/15/12		$ 40,000	$ 38,300
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		100,000	83,000
Six Flags Operations, Inc. 12.25% 7/15/16 (g)		349,000	322,825
Six Flags, Inc.:
8.875% 2/1/10		580,000	504,600
9.625% 6/1/14		46,000	25,530
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	92,625
Station Casinos, Inc.:
6% 4/1/12		230,000	184,575
6.5% 2/1/14		811,000	446,050
6.625% 3/15/18		830,000	439,900
6.875% 3/1/16		865,000	484,400
7.75% 8/15/16		260,000	198,900
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		23,000	20,585
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		45,000	46,463
Vail Resorts, Inc. 6.75% 2/15/14		225,000	213,750
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		230,000	110,400
9% 1/15/12		30,000	21,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		83,000	72,210
			5,304,738
Household Durables - 0.0%
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13 (g)		20,000	20,600
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		140,000	144,200
			164,800
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	32,000
Media - 2.5%
AMC Entertainment, Inc. 11% 2/1/16		120,000	119,100
BSkyB Finance UK Ltd. 5.75% 10/20/17 (Reg. S)	GBP	75,000	131,907
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		500,000	540,000
CanWest Media, Inc. 8% 9/15/12		40,000	35,400
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		1,057,000	782,180
11% 10/1/15		22,000	16,060
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		$ 640,000	$ 617,600
10.25% 9/15/10		193,000	191,070
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (g)		255,000	262,650
Clear Channel Communications, Inc.:
4.9% 5/15/15		270,000	159,300
5% 3/15/12		75,000	54,188
5.5% 9/15/14		343,000	205,800
5.5% 12/15/16		70,000	40,950
5.75% 1/15/13		195,000	131,381
6.875% 6/15/18		135,000	79,650
7.25% 10/15/27		232,000	134,560
CSC Holdings, Inc.:
6.75% 4/15/12		70,000	65,450
7.625% 7/15/18		264,000	242,880
7.875% 2/15/18		346,000	321,780
EchoStar Communications Corp.:
6.375% 10/1/11		45,000	43,538
6.625% 10/1/14		790,000	730,750
7.125% 2/1/16		1,995,000	1,840,388
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	14,600
iesy Repository GmbH 10.375% 2/15/15 (g)		50,000	48,000
Lamar Media Corp. 6.625% 8/15/15		770,000	723,800
Liberty Media Corp.:
8.25% 2/1/30		195,000	169,868
8.5% 7/15/29		230,000	205,731
MediMedia USA, Inc. 11.375% 11/15/14 (g)		50,000	50,000
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		110,000	112,200
10.375% 9/1/14 (g)		385,000	408,100
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		160,000	120,000
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		1,290,000	1,161,000
Videotron Ltd. 6.875% 1/15/14		125,000	120,000
WPP Group PLC 6% 4/4/17	GBP	75,000	129,613
			10,009,494

		Principal Amount (d)	Value
Multiline Retail - 0.1%
Matahari Finance BV 9.5% 10/6/09		$ 200,000	$ 199,023
Specialty Retail - 0.5%
AutoNation, Inc.:
4.7131% 4/15/13 (j)		60,000	51,300
7% 4/15/14		255,000	226,950
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		365,000	297,931
Michaels Stores, Inc.:
0% 11/1/16 (e)		30,000	14,475
10% 11/1/14		680,000	589,050
11.375% 11/1/16		715,000	572,000
Toys 'R' US, Inc. 7.875% 4/15/13		465,000	378,975
			2,130,681
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		385,000	375,375
9.75% 1/15/15		575,000	603,750
			979,125
TOTAL CONSUMER DISCRETIONARY			20,048,034
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		100,000	89,000
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		170,000	111,350
9.5% 6/15/17		345,000	225,975
			337,325
Food Products - 0.2%
Bertin Ltda. 10.25% 10/5/16 (g)		100,000	103,500
Gruma SA de CV 7.75%		385,000	385,000
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	67,500
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		25,000	22,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		35,000	30,975
10.625% 4/1/17		65,000	52,325
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		130,000	107,900
Smithfield Foods, Inc. 7.75% 7/1/17		170,000	144,500
			914,450
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	65,625
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 40,000	$ 37,700
TOTAL CONSUMER STAPLES			1,444,100
ENERGY - 3.6%
Energy Equipment & Services - 0.2%
CHC Helicopter Corp. 7.375% 5/1/14		240,000	241,200
Complete Production Services, Inc. 8% 12/15/16		130,000	130,000
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		240,000	246,300
Seabulk International, Inc. 9.5% 8/15/13		135,000	141,750
			759,250
Oil, Gas & Consumable Fuels - 3.4%
ANR Pipeline, Inc. 7.375% 2/15/24		115,000	127,650
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		245,000	255,413
Atlas Pipeline Partners LP 8.125% 12/15/15		365,000	361,350
Berry Petroleum Co. 8.25% 11/1/16		150,000	151,500
Chaparral Energy, Inc.:
8.5% 12/1/15		300,000	258,000
8.875% 2/1/17		250,000	216,250
Chesapeake Energy Corp.:
6.5% 8/15/17		460,000	427,800
6.875% 11/15/20		390,000	366,600
7.5% 9/15/13		40,000	40,000
7.5% 6/15/14		35,000	34,738
7.625% 7/15/13		1,000,000	1,005,000
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	271,066
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		270,000	284,850
Drummond Co., Inc. 7.375% 2/15/16 (g)		140,000	126,000
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,800
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	50,000	92,145
6.605% 2/13/18	EUR	50,000	71,763
Harvest Operations Corp. 7.875% 10/15/11		50,000	47,875
InterNorth, Inc. 9.625% 3/16/06 (c)		100,000	1,500
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		195,000	196,706

		Principal Amount (d)	Value
9.125% 7/2/18 (g)		$ 130,000	$ 130,650
Mariner Energy, Inc. 8% 5/15/17		80,000	77,600
Massey Energy Co. 6.875% 12/15/13		715,000	698,913
OPTI Canada, Inc. 7.875% 12/15/14		310,000	306,900
Peabody Energy Corp.:
7.375% 11/1/16		300,000	301,500
7.875% 11/1/26		300,000	300,000
Pemex Project Funding Master Trust:
5.75% 3/1/18 (g)		260,000	254,800
6.625% 6/15/35		170,000	167,195
6.625% 6/15/35 (g)		75,000	73,763
PetroHawk Energy Corp.:
7.875% 6/1/15 (g)		510,000	498,525
9.125% 7/15/13		600,000	613,500
Petroleos de Venezuela SA:
5.25% 4/12/17		2,480,000	1,723,600
5.375% 4/12/27		920,000	545,100
Petroleum Development Corp. 12% 2/15/18		265,000	280,900
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		296,394	295,653
8.22% 4/1/17 (g)		519,845	538,039
Range Resources Corp. 7.375% 7/15/13		100,000	100,750
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (g)		230,000	234,600
Ship Finance International Ltd. 8.5% 12/15/13		145,000	147,538
Southern Star Central Corp. 6.75% 3/1/16		90,000	85,500
Southwestern Energy Co. 7.5% 2/1/18 (g)		150,000	151,500
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		70,000	67,900
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	19,505
7.5% 4/1/17		445,000	468,867
7.625% 4/1/37		50,000	52,039
8.375% 6/15/32		40,000	45,566
TNK-BP Finance SA:
6.125% 3/20/12		300,000	282,375
6.875% 7/18/11 (g)		300,000	292,500
Venoco, Inc. 8.75% 12/15/11		190,000	185,250
W&T Offshore, Inc. 8.25% 6/15/14 (g)		310,000	299,150
YPF SA 10% 11/2/28		340,000	344,658
			13,930,342
TOTAL ENERGY			14,689,592
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - 3.6%
Capital Markets - 0.1%
Bear Stearns Companies, Inc. 5.208% 9/26/13 (j)	EUR	100,000	$ 145,303
Goldman Sachs Group, Inc. 6.375% 5/2/18	EUR	100,000	152,804
Royal Bank of Scotland PLC 5.331% (j)	EUR	50,000	65,277
VTB Capital SA 8.25% 6/30/11	EUR	100,000	157,225
			520,609
Commercial Banks - 1.1%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	70,000	136,292
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	50,000	70,232
Bancaja Emisiones SA 4.625% (j)	EUR	100,000	102,560
Banco de Credito Del Peru 7.17% 10/15/22 (g)(j)	PEN	730,000	234,246
Credit Agricole SA 6% 6/24/13	EUR	100,000	156,969
Development Bank of Philippines 8.375% (j)		400,000	400,000
DnB Nor ASA 5.875% 6/20/13	EUR	100,000	146,093
EFG Hellas Funding Ltd. 4.565% (j)	EUR	100,000	114,651
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		875,000	848,750
Export-Import Bank of India 1.4225% 6/7/12 (j)	JPY	20,000,000	187,651
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		280,000	277,900
Intesa Sanpaolo SpA 6.375% 11/12/17 (j)	GBP	100,000	189,453
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		525,000	525,263
National Australia Bank Ltd. 5.5% 5/20/15	EUR	100,000	151,536
Royal Bank of Scotland Group PLC 5.25% 5/15/13	EUR	115,000	173,582
Russian Standard Finance SA 6.825% 9/16/09	EUR	50,000	75,633
St. George Bank Ltd. 6.5% 6/24/13	EUR	100,000	155,432
Standard Chartered Bank 5.255% 3/28/18 (j)	EUR	100,000	142,378
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		360,000	363,600
			4,452,221
Consumer Finance - 0.5%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		80,000	60,000
Ford Motor Credit Co. LLC:
7.25% 10/25/11		270,000	209,239

		Principal Amount (d)	Value
7.8% 6/1/12		$ 90,000	$ 70,200
9.875% 8/10/11		380,000	320,175
12% 5/15/15		205,000	180,913
GE Capital European Funding 4.75% 9/28/12	EUR	100,000	152,079
General Motors Acceptance Corp.:
6.875% 8/28/12		190,000	130,108
7% 2/1/12		370,000	257,190
7.25% 3/2/11		90,000	66,151
GMAC LLC:
6% 4/1/11		311,000	220,752
6% 12/15/11		90,000	61,200
6.625% 5/15/12		40,000	26,500
SLM Corp.:
5.158% 12/15/10 (j)	EUR	100,000	137,772
5.288% 6/17/13 (j)	EUR	57,000	73,318
			1,965,597
Diversified Financial Services - 0.8%
Banca Italease SpA 5.505% 6/28/16 (j)	EUR	100,000	138,409
BAT International Finance PLC 5.375% 6/29/17	EUR	50,000	72,529
C10-EUR CAPITAL SPV Ltd. 6.277% 5/9/49 (j)	EUR	65,000	84,942
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		260,000	236,600
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	50,000	66,837
Deutsche Boerse AG 7.5% 6/13/38 (j)	EUR	100,000	154,477
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	8,645	15,909
8.151% 12/31/30	GBP	20,000	38,626
FireKeepers Development Authority 13.875% 5/1/15 (g)		100,000	97,500
Getin Finance PLC 6.857% 5/13/09 (j)	EUR	50,000	76,817
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	233,240
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	50,000	67,013
Imperial Tobacco Finance 5.5% 11/22/16	GBP	50,000	84,585
NCO Group, Inc. 11.875% 11/15/14		160,000	132,800
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		1,000,000	1,012,500
Pakistan International Sukuk Co. Ltd. 5.35% 1/27/10 (j)		200,000	186,000
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	150,000	221,251
UT2 Funding PLC 5.321% 6/30/16	EUR	160,000	187,289
			3,107,324
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.1%
Corporacion Mapfre SA 5.921% 7/24/37 (j)	EUR	100,000	$ 135,165
Eureko BV 5.125% (j)	EUR	100,000	132,339
Old Mutual PLC 4.5% 1/18/17 (j)	EUR	50,000	69,244
Resolution PLC 6.5864% (j)	GBP	80,000	104,373
			441,121
Real Estate Investment Trusts - 0.2%
BF Saul REIT 7.5% 3/1/14		95,000	83,600
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		330,000	286,275
Senior Housing Properties Trust:
7.875% 4/15/15		180,000	180,450
8.625% 1/15/12		280,000	288,400
			838,725
Real Estate Management & Development - 0.5%
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		165,000	118,800
Realogy Corp.:
10.5% 4/15/14		1,705,000	1,176,450
11% 4/15/14 pay-in-kind		1,020,000	586,698
12.375% 4/15/15		525,000	257,250
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	75,000	102,976
			2,242,174
Thrifts & Mortgage Finance - 0.3%
Credit Logement SA:
4.604% (j)	EUR	50,000	70,780
5.558% 12/2/49 (j)	EUR	150,000	212,787
Nationwide Building Society 3.375% 8/17/15 (j)	EUR	100,000	142,566
Residential Capital LLC:
8.5% 5/15/10 (g)		400,000	336,000
9.625% 5/15/15 (g)		907,000	435,360
			1,197,493
TOTAL FINANCIALS			14,765,264
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		420,000	425,250
Invacare Corp. 9.75% 2/15/15		90,000	89,550
			514,800
Health Care Providers & Services - 1.3%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind		730,000	646,050

		Principal Amount (d)	Value
CRC Health Group, Inc. 10.75% 2/1/16		$ 90,000	$ 72,900
DASA Finance Corp. 8.75% 5/29/18 (g)		160,000	158,800
DaVita, Inc. 6.625% 3/15/13		340,000	327,250
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	129,063
HCA, Inc.:
9.125% 11/15/14		725,000	739,500
9.25% 11/15/16		650,000	669,500
9.625% 11/15/16 pay-in-kind		60,000	61,800
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	90,900
Rural/Metro Corp. 9.875% 3/15/15		80,000	73,200
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	82,485
Sun Healthcare Group, Inc. 9.125% 4/15/15		30,000	30,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		650,000	669,500
Tenet Healthcare Corp.:
9.25% 2/1/15		105,000	102,900
9.875% 7/1/14		710,000	709,113
U.S. Oncology, Inc. 9% 8/15/12		150,000	150,000
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		40,000	34,400
Vanguard Health Holding Co. II LLC 9% 10/1/14		355,000	362,988
			5,110,349
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	70,700
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		65,000	63,700
Leiner Health Products, Inc. 11% 6/1/12 (c)		90,000	4,500
Schering-Plough Corp. 5.375% 10/1/14	EUR	130,000	187,790
			255,990
TOTAL HEALTH CARE			5,951,839
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		50,000	34,500
Hexcel Corp. 6.75% 2/1/15		100,000	97,000
Orbimage Holdings, Inc. 14.2175% 7/1/12 (j)		100,000	104,250
			235,750
Airlines - 0.2%
Continental Airlines, Inc. 6.903% 4/19/22		50,000	37,625
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		$ 750,000	$ 9,375
10% 8/15/08 (a)		70,000	875
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		637,210	532,070
8.021% 8/10/22		305,371	229,029
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	2,100
Northwest Airlines, Inc.:
7.875% 3/15/49 (a)		90,000	1,800
8.875% 6/1/06 (a)		80,000	800
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		132,000	104,610
8.028% 11/1/17		70,000	56,000
			974,284
Building Products - 0.3%
Compagnie de St. Gobain 4.994% 4/11/12 (j)	EUR	100,000	150,549
Nortek, Inc.:
8.5% 9/1/14		730,000	474,500
10% 12/1/13 (g)		275,000	259,875
NTK Holdings, Inc. 0% 3/1/14 (e)		455,000	202,475
			1,087,399
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	9,150
Allied Security Escrow Corp. 11.375% 7/15/11		100,000	86,000
Allied Waste North America, Inc. 7.125% 5/15/16		295,000	294,263
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		75,000	70,500
9.25% 5/1/21		100,000	100,000
Cenveo Corp. 10.5% 8/15/16 (g)		175,000	175,000
FTI Consulting, Inc.:
7.625% 6/15/13		50,000	51,500
7.75% 10/1/16		80,000	82,000
Mac-Gray Corp. 7.625% 8/15/15		40,000	38,200
Rental Service Corp. 9.5% 12/1/14		265,000	223,925
West Corp. 9.5% 10/15/14		475,000	427,500
			1,558,038

		Principal Amount (d)	Value
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		$ 50,000	$ 50,000
Obrascon Huarte Lain SA 5% 5/18/12	EUR	100,000	136,402
			186,402
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12		60,000	55,200
General Cable Corp. 7.125% 4/1/17		40,000	38,000
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	57,000
SGL Carbon AG 6.106% 5/15/15 (j)	EUR	100,000	144,062
			294,262
Industrial Conglomerates - 0.3%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	150,000	204,339
Sequa Corp.:
11.75% 12/1/15 (g)		685,000	599,375
13.5% 12/1/15 pay-in-kind (g)		230,000	206,799
Siemens Financieringsmaatschappij NV:
5.375% 6/11/14	EUR	50,000	76,878
6.125% 9/14/66 (j)	GBP	50,000	88,488
			1,175,879
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15		60,000	61,200
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		85,000	79,475
9.5% 8/1/14		380,000	364,800
11.75% 8/1/16		170,000	162,775
			668,250
Marine - 0.1%
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	150,000	196,246
Navios Maritime Holdings, Inc. 9.5% 12/15/14		230,000	230,000
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		80,000	75,600
US Shipping Partners LP 13% 8/15/14		170,000	102,000
			603,846
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		100,000	98,500
7.625% 12/1/13		100,000	98,000
Kansas City Southern Railway Co. 7.5% 6/15/09		340,000	342,550
TFM SA de CV 9.375% 5/1/12		300,000	314,250
			853,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	100,000	$ 151,859
Penhall International Corp. 12% 8/1/14 (g)		80,000	59,200
VWR Funding, Inc. 10.25% 7/15/15		250,000	233,750
			444,809
TOTAL INDUSTRIALS			8,082,219
INFORMATION TECHNOLOGY - 3.2%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		320,000	323,600
Lucent Technologies, Inc.:
6.45% 3/15/29		820,000	615,000
6.5% 1/15/28		400,000	300,000
Nortel Networks Corp.:
6.9631% 7/15/11 (j)		190,000	180,500
10.125% 7/15/13		190,000	191,900
10.75% 7/15/16		690,000	696,900
10.75% 7/15/16 (g)		325,000	328,250
			2,636,150
Electronic Equipment & Instruments - 0.3%
NXP BV 9.5% 10/15/15		720,000	626,400
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)		565,000	553,700
			1,180,100
IT Services - 0.6%
Ceridian Corp.:
11.25% 11/15/15 (g)		230,000	208,725
12.25% 11/15/15 pay-in-kind (g)		200,000	181,500
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	448,800
7.75% 1/15/15		180,000	179,100
8.625% 4/1/13		185,000	185,925
8.75% 7/15/18		785,000	808,550
SunGard Data Systems, Inc. 9.125% 8/15/13		260,000	262,600
Unisys Corp.:
8% 10/15/12		65,000	55,900
12.5% 1/15/16		210,000	210,000
			2,541,100
Office Electronics - 0.3%
Xerox Capital Trust I 8% 2/1/27		480,000	470,400

		Principal Amount (d)	Value
Xerox Corp.:
6.4% 3/15/16		$ 600,000	$ 609,060
7.625% 6/15/13		290,000	298,700
			1,378,160
Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology, Inc. 9.25% 6/1/16		600,000	568,500
ASML Holding NV 5.75% 6/13/17	EUR	200,000	262,706
Avago Technologies Finance Ltd.:
8.1819% 6/1/13 (j)		44,000	43,890
10.125% 12/1/13		695,000	743,650
11.875% 12/1/15		505,000	545,400
Freescale Semiconductor, Inc.:
8.875% 12/15/14		1,750,000	1,408,750
9.125% 12/15/14 pay-in-kind		1,550,000	1,189,625
10.125% 12/15/16		355,000	269,800
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.0263% 12/15/11 (j)		40,000	27,600
New ASAT Finance Ltd. 9.25% 2/1/11		105,000	68,250
Spansion LLC 11.25% 1/15/16 (g)		235,000	145,700
Viasystems, Inc. 10.5% 1/15/11		140,000	137,200
			5,411,071
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		50,000	40,500
TOTAL INFORMATION TECHNOLOGY			13,187,081
MATERIALS - 2.9%
Chemicals - 0.8%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	236,250
Bayer AG 4.842% 4/10/10 (j)	EUR	50,000	78,093
Georgia Gulf Corp.:
7.125% 12/15/13		80,000	60,000
9.5% 10/15/14		375,000	285,000
Huntsman LLC 11.625% 10/15/10		182,000	189,280
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		235,000	233,825
MacDermid, Inc. 9.5% 4/15/17 (g)		40,000	35,600
Momentive Performance Materials, Inc.:
9.75% 12/1/14		1,075,000	921,813
10.125% 12/1/14 pay-in-kind		285,000	236,191
11.5% 12/1/16		1,015,000	761,250
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		90,000	90,675
			3,127,977
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		$ 40,000	$ 34,400
Berry Plastics Holding Corp.:
8.875% 9/15/14		365,000	313,900
10.25% 3/1/16		270,000	197,100
BWAY Corp. 10% 10/15/10		90,000	90,000
Constar International, Inc. 11% 12/1/12		170,000	99,450
Crown Cork & Seal, Inc.:
7.5% 12/15/96		160,000	114,800
8% 4/15/23		235,000	205,038
Crown European Holdings SA 6.25% 9/1/11	EUR	150,000	220,580
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		105,000	104,475
8.25% 5/15/13		195,000	200,850
Rexam PLC 4.375% 3/15/13	EUR	100,000	139,331
Tekni-Plex, Inc. 10.875% 8/15/12		60,000	61,500
Vitro SAB de CV:
8.625% 2/1/12		635,000	574,675
9.125% 2/1/17		120,000	94,200
			2,450,299
Metals & Mining - 1.3%
Aleris International, Inc. 9% 12/15/14		150,000	119,438
Compass Minerals International, Inc. 12% 6/1/13		220,000	226,600
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		315,000	359,100
Evraz Group SA:
8.25% 11/10/15 (Reg. S)		160,000	155,008
8.875% 4/24/13 (g)		400,000	398,000
FMG Finance Property Ltd.:
10% 9/1/13 (g)		225,000	248,625
10.625% 9/1/16 (g)		557,000	651,690
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (j)		135,000	135,000
6.875% 2/1/14		370,000	378,325
8.25% 4/1/15		510,000	531,038
8.375% 4/1/17		1,115,000	1,177,719
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	72,953
Gerdau SA 8.875% (g)		125,000	130,938
International Steel Group, Inc. 6.5% 4/15/14		445,000	456,348
Ispat Inland ULC 9.75% 4/1/14		20,000	21,375

		Principal Amount (d)	Value
PNA Intermediate Holding Corp. 9.6756% 2/15/13 pay-in-kind (j)		$ 90,000	$ 89,550
RathGibson, Inc. 11.25% 2/15/14		305,000	292,038
			5,443,745
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		440,000	470,800
Glatfelter 7.125% 5/1/16		40,000	38,800
NewPage Corp. 9.1228% 5/1/12 (j)		90,000	90,000
Solo Cup Co. 8.5% 2/15/14		135,000	120,150
			719,750
TOTAL MATERIALS			11,741,771
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.6%
British Telecommunications PLC 7.75% 12/7/16	GBP	60,000	125,316
Citizens Communications Co.:
7.875% 1/15/27		370,000	325,600
9% 8/15/31		445,000	398,275
Embarq Corp.:
7.082% 6/1/16		55,000	52,236
7.995% 6/1/36		478,000	452,179
Indosat Finance Co. BV 7.75% 11/5/10		250,000	252,500
Intelsat Bermuda Ltd. 7.5344% 2/4/17 (f)(g)		1,159,115	938,883
Intelsat Ltd.:
9.25% 6/15/16		120,000	120,000
11.25% 6/15/16		970,000	984,550
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		285,000	275,025
Qwest Corp. 7.5% 10/1/14		50,000	48,125
Sprint Capital Corp.:
6.875% 11/15/28		205,000	170,663
8.75% 3/15/32		591,000	562,928
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	117,780	22,053
U.S. West Communications:
6.875% 9/15/33		955,000	787,875
7.25% 10/15/35		15,000	12,713
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		865,000	899,600
			6,428,521
Wireless Telecommunication Services - 2.4%
American Tower Corp. 7.125% 10/15/12		685,000	695,275
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		270,000	274,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Cricket Communications, Inc.:
9.375% 11/1/14		$ 415,000	$ 402,550
10% 7/15/15 (g)		275,000	270,875
10.875% 11/1/14		175,000	169,750
Digicel Group Ltd.:
8.875% 1/15/15 (g)		400,000	376,000
9.125% 1/15/15 pay-in-kind (g)		200,000	188,500
9.25% 9/1/12 (g)		300,000	306,750
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		1,180,000	1,163,775
11.5% 6/15/16 (g)		40,000	40,400
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (g)		225,000	218,813
8.875% 1/15/15 (g)		725,000	706,005
MetroPCS Wireless, Inc. 9.25% 11/1/14		785,000	755,563
Millicom International Cellular SA 10% 12/1/13		1,000,000	1,060,000
Nextel Communications, Inc.:
5.95% 3/15/14		815,000	654,038
7.375% 8/1/15		1,345,000	1,116,350
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		450,000	360,000
Telecom Personal SA 9.25% 12/22/10 (g)		865,000	871,488
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		400,000	394,000
			10,024,182
TOTAL TELECOMMUNICATION SERVICES			16,452,703
UTILITIES - 2.4%
Electric Utilities - 0.8%
AES Gener SA 7.5% 3/25/14		200,000	211,000
Chivor SA E.S.P. 9.75% 12/30/14 (g)		200,000	227,000
Edison Mission Energy:
7.5% 6/15/13		780,000	776,100
7.75% 6/15/16		275,000	277,063
Energy Future Holdings:
10.875% 11/1/17 (g)		330,000	333,300
11.25% 11/1/17 pay-in-kind (g)		460,000	456,550
Intergen NV 9% 6/30/17 (g)		450,000	463,500

		Principal Amount (d)	Value
Majapahit Holding BV 7.75% 10/17/16		$ 200,000	$ 184,000
National Power Corp. 6.875% 11/2/16 (g)		400,000	383,000
			3,311,513
Gas Utilities - 0.5%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		325,000	281,938
6.875% 11/4/11 (Reg. S)		425,000	411,188
Southern Gas Networks PLC 6.375% 5/15/40	GBP	50,000	98,254
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	195,221
8% 3/1/32		410,000	451,787
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		665,000	508,725
			1,947,113
Independent Power Producers & Energy Traders - 1.0%
AES Corp.:
7.75% 10/15/15		1,105,000	1,082,900
8% 10/15/17		790,000	774,200
Enron Corp. 7.625% 9/10/04 (c)		400,000	10,000
NRG Energy, Inc.:
7.25% 2/1/14		325,000	312,000
7.375% 2/1/16		580,000	551,000
Reliant Energy, Inc.:
7.625% 6/15/14		270,000	263,925
7.875% 6/15/17		1,220,000	1,189,500
Tenaska Alabama Partners LP 7% 6/30/21 (g)		90,613	84,723
			4,268,248
Multi-Utilities - 0.1%
Abu Dhabi National Energy Co. PJSC 4.375% 10/28/13	EUR	100,000	141,538
Aquila, Inc. 14.875% 7/1/12		120,000	139,200
Utilicorp United, Inc. 9.95% 2/1/11 (j)		3,000	3,180
			283,918
TOTAL UTILITIES			9,810,792
TOTAL NONCONVERTIBLE BONDS			116,173,395
TOTAL CORPORATE BONDS (Cost $122,692,271)			116,279,527
U.S. Government and Government Agency Obligations - 20.1%

U.S. Government Agency Obligations - 4.4%
Fannie Mae:
2.5% 4/9/10		160,000	158,334
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3% 7/12/10		$ 1,000,000	$ 995,481
3.25% 2/10/10		4,115,000	4,129,172
3.25% 4/9/13		600,000	577,362
3.375% 5/19/11		614,000	610,972
3.625% 2/12/13		2,085,000	2,043,429
3.875% 12/10/09		3,360,000	3,401,016
4.25% 5/15/09		40,000	40,478
4.875% 5/18/12		1,250,000	1,292,374
6% 5/15/11		695,000	740,069
Freddie Mac:
3.5% 5/29/13		2,040,000	1,982,239
3.875% 6/29/11		734,000	739,698
4.125% 11/30/09		1,400,000	1,422,583
5.25% 7/18/11		5,000	5,234
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			18,138,441
U.S. Treasury Obligations - 15.7%
U.S. Treasury Bonds:
4.375% 2/15/38		1,355,000	1,320,702
4.75% 2/15/37		250,000	258,164
6.125% 8/15/29		6,971,000	8,408,225
6.25% 8/15/23		4,200,000	4,997,017
U.S. Treasury Notes:
1.75% 3/31/10		10,418,000	10,283,702
2.125% 1/31/10		675,000	671,520
2.125% 4/30/10		3,213,000	3,189,654
2.625% 5/31/10		2,431,000	2,432,519
2.75% 2/28/13		12,391,000	12,096,687
3.375% 11/30/12		996,000	1,000,358
3.5% 2/15/18		455,000	437,973
3.875% 5/15/18		250,000	247,910
4.25% 11/15/17		4,700,000	4,800,975
4.5% 5/15/17		1,000,000	1,041,562
4.625% 7/31/12		200,000	210,828
4.75% 8/15/17		6,447,000	6,829,791
5.125% 5/15/16		5,515,000	6,013,071
TOTAL U.S. TREASURY OBLIGATIONS			64,240,658
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $83,114,254)			82,379,099
U.S. Government Agency - Mortgage Securities - 6.8%

Fannie Mae - 4.4%
3.605% 9/1/33 (j)		33,289	33,742
3.707% 6/1/33 (j)		95,194	95,410
3.817% 6/1/33 (j)		107,370	107,429

		Principal Amount (d)	Value
3.893% 5/1/33 (j)		$ 29,002	$ 29,043
3.912% 5/1/34 (j)		50,044	50,559
3.915% 5/1/34 (j)		37,716	38,051
3.918% 9/1/33 (j)		97,233	98,533
3.948% 8/1/33 (j)		42,971	43,595
3.979% 9/1/33 (j)		53,578	54,029
4% 9/1/13 to 10/1/20		258,468	249,527
4.023% 3/1/34 (j)		205,953	208,643
4.108% 4/1/34 (j)		126,753	127,820
4.113% 5/1/34 (j)		101,756	102,816
4.154% 9/1/33 (j)		68,394	69,124
4.209% 11/1/34 (j)		93,471	94,622
4.296% 6/1/33 (j)		99,667	100,626
4.341% 10/1/19 (j)		10,543	10,631
4.376% 1/1/34 (j)		138,700	140,113
4.389% 8/1/33 (j)		44,244	44,592
4.393% 10/1/33 (j)		53,594	53,642
4.416% 1/1/34 (j)		56,545	56,843
4.428% 11/1/33 (j)		11,360	11,487
4.457% 8/1/35 (j)		163,493	165,228
4.478% 12/1/34 (j)		7,072	7,142
4.492% 1/1/35 (j)		60,841	61,626
4.492% 3/1/35 (j)		278,723	282,214
4.5% 3/1/18 to 9/1/18		312,971	309,196
4.548% 5/1/35 (j)		436,154	441,161
4.571% 1/1/35 (j)		102,220	103,570
4.587% 5/1/35 (j)		126,347	126,705
4.648% 10/1/34 (j)		34,756	35,153
4.651% 8/1/35 (j)		119,589	122,709
4.659% 6/1/35 (j)		36,016	35,996
4.681% 8/1/35 (j)		54,253	55,067
4.696% 2/1/35 (j)		73,969	75,121
4.7% 2/1/35 (j)		157,208	159,158
4.707% 2/1/36 (j)		141,348	143,461
4.724% 8/1/34 (j)		167,943	169,458
4.732% 12/1/35 (j)		337,709	342,539
4.75% 7/1/35 (j)		37,890	38,163
4.757% 1/1/35 (j)		54,573	55,180
4.767% 7/1/35 (j)		40,264	40,590
4.775% 12/1/35 (j)		33,390	33,880
4.776% 3/1/35 (j)		64,358	64,855
4.785% 7/1/35 (j)		47,984	48,383
4.811% 6/1/35 (j)		56,572	56,992
4.818% 9/1/34 (j)		45,816	46,457
4.829% 1/1/35 (j)		38,232	38,758
4.835% 10/1/34 (j)		100,956	102,313
4.851% 4/1/35 (j)		87,650	89,213
4.851% 7/1/35 (j)		69,166	69,787
4.852% 7/1/34 (j)		41,713	42,274
4.86% 10/1/35 (j)		16,015	16,165
4.88% 5/1/35 (j)		15,616	15,760
4.889% 11/1/35 (j)		93,804	94,965
4.905% 3/1/33 (j)		30,499	30,930
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
4.929% 8/1/34 (j)		$ 97,811	$ 99,123
4.952% 5/1/35 (j)		68,985	69,157
4.954% 3/1/35 (j)		59,940	60,472
4.985% 2/1/35 (j)		65,027	65,973
4.992% 2/1/34 (j)		81,926	82,701
5% 6/1/14 to 4/1/23		1,407,097	1,401,142
5% 7/17/23 (h)(i)		250,000	247,327
5.004% 5/1/35 (j)		121,279	122,548
5.019% 12/1/32 (j)		74,158	75,325
5.041% 10/1/35 (j)		67,258	68,059
5.082% 7/1/34 (j)		17,154	17,398
5.099% 10/1/35 (j)		36,649	37,110
5.131% 10/1/35 (j)		43,804	44,310
5.135% 8/1/34 (j)		71,744	73,004
5.168% 3/1/36 (j)		122,181	123,868
5.204% 7/1/35 (j)		150,078	152,047
5.228% 5/1/35 (j)		47,124	47,713
5.267% 12/1/36 (j)		24,542	25,017
5.271% 7/1/35 (j)		309,709	313,731
5.301% 3/1/36 (j)		317,333	322,325
5.318% 4/1/36 (j)		45,112	46,675
5.319% 2/1/36 (j)		13,446	13,642
5.336% 7/1/35 (j)		20,170	20,445
5.336% 1/1/36 (j)		120,059	122,177
5.355% 2/1/36 (j)		78,740	80,157
5.358% 2/1/37 (j)		28,785	29,405
5.364% 3/1/37 (j)		379,735	388,088
5.39% 2/1/37 (j)		151,090	154,092
5.448% 2/1/37 (j)		205,683	210,570
5.5% 12/1/13 to 6/1/20		3,013,333	3,062,815
5.502% 6/1/47 (j)		22,858	23,328
5.523% 11/1/36 (j)		35,691	36,429
5.601% 4/1/37 (j)		123,237	125,992
5.611% 2/1/36 (j)		36,001	36,708
5.639% 4/1/36 (j)		133,357	136,130
5.66% 6/1/36 (j)		79,940	81,546
5.787% 5/1/36 (j)		25,848	26,352
5.791% 3/1/36 (j)		287,118	293,238
5.802% 1/1/36 (j)		28,482	29,012
5.822% 5/1/36 (j)		203,047	207,446
5.859% 9/1/36 (j)		56,440	57,657
5.863% 6/1/35 (j)		112,101	114,186
5.897% 12/1/36 (j)		53,147	54,487
5.906% 5/1/36 (j)		96,167	98,363
5.947% 5/1/36 (j)		33,061	33,889
6% 5/1/12 to 6/1/30		926,054	948,864
6% 7/1/23 (h)		2,000,000	2,048,711
6.009% 4/1/36 (j)		536,941	549,846
6.095% 3/1/37 (j)		60,439	62,139
6.167% 4/1/36 (j)		60,240	61,783
6.226% 3/1/37 (j)		19,980	20,497

		Principal Amount (d)	Value
6.251% 6/1/36 (j)		$ 9,280	$ 9,484
6.5% 4/1/12 to 9/1/32		243,086	252,468
7.5% 5/1/37		39,834	42,088
TOTAL FANNIE MAE			18,268,105
Freddie Mac - 2.4%
3.431% 7/1/33 (j)		80,610	80,958
4% 5/1/19 to 11/1/20		263,417	252,211
4.006% 4/1/34 (j)		185,868	186,556
4.12% 7/1/35 (j)		75,015	75,987
4.217% 1/1/35 (j)		150,654	152,961
4.426% 5/1/33 (j)		120,209	120,416
4.44% 6/1/35 (j)		350,459	353,894
4.5% 2/1/18 to 8/1/33		315,973	309,875
4.58% 6/1/33 (j)		43,230	43,052
4.683% 5/1/35 (j)		96,921	96,443
4.697% 9/1/36 (j)		33,620	34,022
4.786% 2/1/36 (j)		14,965	15,052
4.79% 3/1/35 (j)		31,968	32,278
4.858% 10/1/35 (j)		61,596	62,738
4.974% 10/1/36 (j)		68,352	70,043
5% 7/1/18 to 7/1/19		1,108,132	1,110,173
5.022% 4/1/35 (j)		4,688	4,715
5.023% 1/1/37 (j)		283,679	286,060
5.025% 4/1/35 (j)		127,827	128,959
5.027% 7/1/35 (j)		184,240	186,880
5.115% 4/1/35 (j)		123,744	126,241
5.126% 7/1/35 (j)		42,431	42,896
5.309% 12/1/33 (j)		104,241	104,865
5.332% 9/1/35 (j)		33,248	33,579
5.406% 3/1/37 (j)		19,684	19,995
5.485% 1/1/36 (j)		39,606	40,225
5.5% 8/1/14 to 6/1/20		1,009,432	1,024,381
5.548% 4/1/37 (j)		27,030	27,566
5.592% 3/1/36 (j)		226,333	229,926
5.748% 5/1/37 (j)		258,531	263,021
5.749% 10/1/35 (j)		14,764	15,013
5.759% 1/1/36 (j)		21,212	21,554
5.782% 3/1/37 (j)		127,520	129,849
5.799% 6/1/37 (j)		91,736	93,436
5.802% 4/1/37 (j)		120,021	122,091
5.817% 5/1/37 (j)		144,464	146,988
5.825% 5/1/37 (j)		19,283	19,672
5.829% 5/1/37 (j)		40,155	40,839
5.872% 7/1/36 (j)		765,536	781,103
5.941% 4/1/36 (j)		413,114	421,716
6% 10/1/16 to 2/1/19 (i)		462,894	477,613
6.021% 6/1/36 (j)		43,542	44,483
6.136% 6/1/37 (j)		23,836	24,406
6.141% 2/1/37 (j)		34,658	35,452
6.143% 1/1/37 (j)		100,639	102,665
6.154% 12/1/36 (j)		259,519	265,646
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
6.191% 7/1/36 (j)		$ 275,584	$ 282,517
6.224% 5/1/36 (j)		35,513	36,382
6.273% 12/1/36 (j)		80,907	82,996
6.378% 7/1/36 (j)		41,536	42,611
6.417% 6/1/37 (j)		9,914	10,206
6.484% 9/1/36 (j)		201,240	206,985
6.5% 12/1/14 to 3/1/36		737,408	766,200
6.656% 8/1/37 (j)		66,896	69,028
7.581% 4/1/37 (j)		9,997	10,316
TOTAL FREDDIE MAC			9,765,735
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $27,738,719)			28,033,840
Asset-Backed Securities - 0.2%

FCC SPARC Series 2005-1 Class B, 4.987% 7/15/11 (j)	EUR	100,000	151,934
Provide Bricks Series 2007-1 Class B, 4.738% 1/30/40 (j)	EUR	50,000	74,212
Smile Synthetic BV Series 2005 Class C, 5.154% 1/20/15 (j)	EUR	75,644	108,533
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	292,207
Southern Gas Networks PLC Class A1, 5.024% 10/21/10 (j)	EUR	50,000	77,773
Volkswagen Car Lease Series 9 Class B, 4.624% 4/21/12 (Reg. S) (j)	EUR	34,056	52,794
TOTAL ASSET-BACKED SECURITIES (Cost $778,371)			757,453
Collateralized Mortgage Obligations - 3.1%

Private Sponsor - 0.1%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 5.13% 2/17/52 (j)	EUR	50,000	69,216
Series 2006-1X Class 2C, 5.21% 2/17/52 (j)	EUR	50,000	77,912
Fosse Master Issuer PLC floater Series 2007-1X Class M3, 5.124% 10/18/54 (j)	EUR	50,000	72,173
Gracechurch Mortgage Financing PLC Series 2007-1X Class 2D2, 5.529% 11/20/56 (j)	EUR	50,000	72,425
TOTAL PRIVATE SPONSOR			291,726

		Principal Amount (d)	Value
U.S. Government Agency - 3.0%
Fannie Mae:
floater Series 2007-95 Class A1, 2.7325% 8/27/36 (j)		$ 538,971	$ 535,306
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		450,000	445,304
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		78,932	79,852
Series 2002-11:
Class QC, 5.5% 3/25/17		173,243	174,943
Class UC, 6% 3/25/17		119,018	122,041
Series 2002-18 Class PC, 5.5% 4/25/17		855,000	866,220
Series 2002-61 Class PG, 5.5% 10/25/17		270,000	272,449
Series 2002-71 Class UC, 5% 11/25/17		430,000	428,175
Series 2002-9 Class PC, 6% 3/25/17		11,361	11,586
Series 2003-113:
Class PD, 4% 2/25/17		260,000	257,502
Class PE, 4% 11/25/18		80,000	74,786
Series 2003-122 Class OL, 4% 12/25/18		1,000,000	941,907
Series 2003-70 Class BJ, 5% 7/25/33		45,000	41,950
Series 2003-85 Class GD, 4.5% 9/25/18		175,000	170,310
Series 2004-80 Class LD, 4% 1/25/19		100,000	98,085
Series 2004-81:
Class KC, 4.5% 4/25/17		70,000	70,332
Class KD, 4.5% 7/25/18		165,000	162,586
Series 2005-52 Class PB, 6.5% 12/25/34		220,894	229,646
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		45,309	45,791
Series 2003-18 Class EY, 5% 6/25/17		149,664	150,592
Series 2004-95 Class AN, 5.5% 1/25/25		110,500	111,839
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	35,600
Series 2005-47 Class AK, 5% 6/25/20		370,000	366,292
Series 2006-72 Class CY, 6% 8/25/26		145,000	145,078
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		23,292	23,494
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac planned amortization class: - continued
Series 2115 Class PE, 6% 1/15/14		$ 7,545	$ 7,736
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 2.9713% 1/15/30 (j)		310,438	308,631
Series 2630 Class FL, 2.9713% 6/15/18 (j)		4,163	4,208
Series 2861 Class GF, 2.7713% 1/15/21 (j)		191,177	190,381
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		46,646	47,218
Series 2378 Class PE, 5.5% 11/15/16		265,039	268,218
Series 2381 Class OG, 5.5% 11/15/16		37,168	37,615
Series 2390 Class CH, 5.5% 12/15/16		120,446	121,900
Series 2425 Class JH, 6% 3/15/17		63,035	64,739
Series 2628:
Class OE, 4.5% 6/15/18		95,000	92,369
Class OP, 3.5% 11/15/13		14,671	14,642
Series 2695 Class DG, 4% 10/15/18		220,000	207,562
Series 2770 Class UD, 4.5% 5/15/17		340,000	336,175
Series 2773 Class EG, 4.5% 4/15/19		725,000	696,817
Series 2831 Class PB, 5% 7/15/19		200,000	198,761
Series 2866 Class XE, 4% 12/15/18		250,000	245,490
Series 2996 Class MK, 5.5% 6/15/35		39,883	40,459
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		63,767	64,821
Series 2467 Class NB, 5% 7/15/17		95,000	95,312
Series 2546 Class C, 5% 12/15/17		155,000	154,791
Series 2569 Class HB, 5% 9/15/16		273,992	275,887
Series 2570 Class CU, 4.5% 7/15/17		15,259	15,126
Series 2572 Class HK, 4% 2/15/17		21,477	21,267
Series 2617 Class GW, 3.5% 6/15/16		15,425	15,390

		Principal Amount (d)	Value
Series 2685 Class ND, 4% 10/15/18		$ 85,000	$ 79,385
Series 2773 Class TA, 4% 11/15/17		134,566	132,720
Series 2849 Class AL, 5% 5/15/18		74,496	74,840
Series 2860 Class CP, 4% 10/15/17		20,671	20,496
Series 2930 Class KT, 4.5% 2/15/20		450,000	418,677
Series 2937 Class HJ, 5% 10/15/19		75,517	75,828
Series 3266:
Class C, 5% 2/15/20		85,225	85,839
Class D, 5% 1/15/22		900,000	882,823
Series 3401 Class EB, 5% 12/15/22		105,000	101,300
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	962,497
Series 2863 Class DB, 4% 9/15/14		12,075	11,669
Series 2975 Class NA, 5% 7/15/23		64,765	65,377
TOTAL U.S. GOVERNMENT AGENCY			12,298,632
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,470,144)			12,590,358
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 6.4338% 10/22/37 (j)	GBP	50,000	77,284
London & Regional Debt Securitisation No. 1 PLC Class A, 6.1394% 10/15/14 (j)	GBP	50,000	91,705
Skyline BV floater Series 2007-1 Class B, 5.044% 7/22/43 (j)	EUR	100,000	137,764
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $327,419)			306,753
Foreign Government and Government Agency Obligations - 23.2%

Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	1,460,000	255,398
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		490,671	374,137
par 1.33% 12/31/38 (j)		650,000	221,000
7% 3/28/11		5,595,000	4,790,097
7% 9/12/13		3,250,000	2,446,076
Belgian Kingdom 5% 3/28/35	EUR	255,000	393,816
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Brazilian Federative Republic:
6% 9/15/13		$ 183,333	$ 184,250
6% 1/17/17		135,000	137,835
8.25% 1/20/34		330,000	407,880
8.75% 2/4/25		215,000	271,975
10% 1/1/10	BRL	154,000	89,860
12.25% 3/6/30		470,000	799,000
12.75% 1/15/20		160,000	254,000
British Columbia Province 5.7% 6/18/29	CAD	750,000	827,888
Canadian Government:
3.75% 6/1/09	CAD	5,000,000	4,931,231
4% 6/1/17	CAD	4,000,000	4,000,589
5% 6/1/37	CAD	1,650,000	1,868,764
Central Bank of Nigeria promissory note 5.092% 1/5/10		93,603	89,572
Colombian Republic 7.375% 9/18/37		405,000	437,400
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		265,000	237,838
Dominican Republic:
9.04% 1/23/18 (g)		541,024	557,254
9.5% 9/27/11 (Reg. S)		242,075	249,338
Ecuador Republic:
5% 2/28/25		76,000	54,530
10% 8/15/30 (Reg. S)		775,000	755,625
12% 11/15/12 (Reg. S)		134,640	137,333
French Republic:
3.75% 1/12/13	EUR	1,000,000	1,508,166
5.5% 4/25/29	EUR	60,000	100,258
5.75% 10/25/32	EUR	500,000	865,373
Gabonese Republic 8.2% 12/12/17 (g)		630,000	650,475
Georgia Republic 7.5% 4/15/13		100,000	98,500
German Federal Republic:
Inflation-Indexed Bond 2.25% 4/15/13	EUR	2,357,955	3,743,739
3.5% 4/12/13	EUR	2,000,000	2,995,171
3.75% 12/12/08	EUR	825,000	1,294,882
3.75% 1/4/15	EUR	830,000	1,243,218
4% 4/13/12	EUR	300,000	461,689
4.25% 1/4/14	EUR	3,605,000	5,568,221
4.25% 7/4/18	EUR	940,000	1,442,495
5.625% 1/4/28	EUR	2,000,000	3,411,833
Ghana Republic 8.5% 10/4/17 (g)		435,000	436,088
Greek Government 4.5% 9/20/37	EUR	450,000	602,369
Indonesian Republic:
6.625% 2/17/37 (g)		225,000	186,188
6.75% 3/10/14 (g)		130,000	127,725
7.5% 1/15/16 (g)		115,000	115,288
7.75% 1/17/38 (g)		125,000	117,500
8.5% 10/12/35 (Reg. S)		200,000	205,500

		Principal Amount (d)	Value
Islamic Republic of Pakistan:
6.75% 2/19/09		$ 770,000	$ 746,900
7.125% 3/31/16 (g)		300,000	219,000
Italian Republic 4.5% 8/1/18	EUR	1,600,000	2,505,013
Japan Government:
Inflation-Indexed Bond 1.1% 12/10/16	JPY	326,300,000	3,084,275
0.5% 7/20/20 (j)	JPY	50,000,000	428,531
0.9% 12/22/08	JPY	20,000,000	188,627
1.1% 12/20/12	JPY	617,000,000	5,803,223
1.5% 3/20/14	JPY	60,000,000	572,872
2.5% 9/20/37	JPY	161,000,000	1,541,727
Lebanese Republic:
6.1088% 11/30/09 (Reg. S) (j)		650,000	637,000
7.125% 3/5/10		40,000	39,400
7.5% 8/2/11		325,000	318,906
7.875% 5/20/11 (Reg. S)		270,000	267,975
8.625% 6/20/13 (Reg. S)		370,000	372,775
10.125% 8/6/08		260,000	261,300
Philippine Republic:
9.5% 2/2/30		305,000	371,338
10.625% 3/16/25		305,000	400,313
Polish Government 5.625% 6/20/18	EUR	635,000	998,399
Republic of Fiji 6.875% 9/13/11		200,000	182,000
Republic of Serbia 3.75% 11/1/24 (f)(g)		615,000	565,800
Russian Federation:
7.5% 3/31/30 (Reg. S)		2,846,650	3,188,248
12.75% 6/24/28 (Reg. S)		440,000	776,798
Turkish Republic:
6.75% 4/3/18		555,000	516,150
6.875% 3/17/36		700,000	578,375
7% 9/26/16		440,000	421,300
7.25% 3/15/15		300,000	295,875
7.25% 3/5/38		425,000	364,969
7.375% 2/5/25		690,000	636,525
11.875% 1/15/30		290,000	407,450
14% 1/19/11	TRY	295,000	205,060
UK Treasury GILT:
4.25% 12/7/46	GBP	750,000	1,407,840
4.5% 12/7/42	GBP	500,000	967,193
4.75% 3/7/20	GBP	90,000	172,224
5% 3/7/12	GBP	925,000	1,830,854
5% 3/7/18	GBP	200,000	393,908
5% 3/7/25	GBP	830,000	1,626,618
8% 6/7/21	GBP	1,370,000	3,425,233
Ukraine Government:
6.385% 6/26/12 (g)		200,000	190,000
6.75% 11/14/17 (g)		1,135,000	997,381
United Mexican States:
7.5% 4/8/33		195,000	224,933
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
United Mexican States: - continued
8.3% 8/15/31		$ 195,000	$ 243,263
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	2,239,186	128,803
8% 11/18/22		378,878	405,399
Venezuelan Republic:
3.9075% 4/20/11 (Reg. S) (j)		795,000	713,513
5.375% 8/7/10 (Reg. S)		345,000	326,543
7% 3/31/38		240,000	170,400
8.5% 10/8/14		540,000	510,300
9% 5/7/23 (Reg. S)		240,000	209,856
9.25% 9/15/27		1,060,000	993,750
9.375% 1/13/34		325,000	294,938
10.75% 9/19/13		1,365,000	1,423,013
13.625% 8/15/18		591,000	729,885
Vietnamese Socialist Republic:
4% 3/12/28 (f)		90,000	75,600
6.875% 1/15/16 (g)		430,000	416,025
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $95,837,770)			94,720,960
Supranational Obligations - 0.1%

European Investment Bank 4.75% 10/15/17	EUR	120,000	185,356
Inter-American Development Bank 6.625% 4/17/17	PEN	300,000	97,431
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $281,146)			282,787
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(l)	6,092	0
Remy International, Inc. (a)	2,065	53,174
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit	10,000	48,300
TOTAL CONSUMER DISCRETIONARY		101,474
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	29,356	167,329
Northwest Airlines Corp. (a)	8,079	53,806
		221,135

	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(l)	27,300	$ 455
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	3,153
TOTAL COMMON STOCKS (Cost $894,081)		326,217
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	300	17,445
Nonconvertible Preferred Stocks - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind	255	318,750
TOTAL PREFERRED STOCKS (Cost $294,695)		336,195
Floating Rate Loans - 2.5%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.0%
AM General LLC:
Tranche B, term loan 5.6463% 9/30/13 (j)		$ 175,668	161,175
5.475% 9/30/12 (j)		6,774	6,215
			167,390
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 9.2669% 3/1/12 (j)		220,000	183,700
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.7021% 2/16/14 (j)		19,023	16,122
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0263% 6/14/13 (j)		3,008	2,556
term loan 5.125% 6/14/14 (j)		35,396	30,086
Six Flags, Inc. Tranche B, term loan 4.8733% 4/30/15 (j)		49,500	43,560
			92,324
Floating Rate Loans - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - 0.4%
Advanstar, Inc. Tranche 2LN, term loan 7.8006% 11/30/14 (j)		$ 30,000	$ 21,000
Discovery Communications, Inc. term loan 4.8006% 5/14/14 (j)		69,300	67,914
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.975% 12/12/14 (j)		1,165,046	966,988
PanAmSat Corp. term loan:
9.25% 8/15/14		315,000	306,747
9.25% 6/15/16		280,000	270,900
			1,633,549
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 4.4219% 4/6/13 (j)		98,734	94,044
Specialty Retail - 0.1%
Claire's Stores, Inc. term loan 5.4452% 5/29/14 (j)		267,300	193,793
Michaels Stores, Inc. term loan 4.8716% 10/31/13 (j)		287,085	238,281
Sally Holdings LLC Tranche B, term loan 5.0902% 11/16/13 (j)		49,125	47,406
Toys 'R' US, Inc. term loan 5.4594% 12/9/08 (j)		75,000	70,500
			549,980
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 6.6569% 3/5/14 (j)		90,000	88,763
Tranche B 1LN, term loan 4.6377% 9/5/13 (j)		188,277	181,922
			270,685
TOTAL CONSUMER DISCRETIONARY			2,991,672
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 4.1432% 6/5/13 (j)		64,000	61,760
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 4.2266% 6/4/14 (j)		159,600	140,448
TOTAL CONSUMER STAPLES			202,208

		Principal Amount (d)	Value
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.6568% 1/12/14 (j)		$ 35,400	$ 34,781
Helix Energy Solutions Group, Inc. term loan 4.6955% 7/1/13 (j)		40,360	39,149
			73,930
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 5.9475% 12/28/10 (j)		27,568	25,638
Tranche D, term loan 5.4495% 12/28/13 (j)		89,458	83,196
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.6963% 10/31/12 (j)		29,032	28,379
term loan 4.6539% 10/31/12 (j)		51,138	49,987
Venoco, Inc. Tranche 2LN, term loan 6.6875% 5/7/14 (j)		30,000	29,100
			216,300
TOTAL ENERGY			290,230
FINANCIALS - 0.2%
Consumer Finance - 0.1%
DaimlerChrysler Financial Services Tranche 2LN, term loan 9.28% 8/3/13 (j)		810,000	550,800
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 5.71% 10/10/13 (j)		96,600	81,627
Tranche B, term loan 5.475% 10/10/13 (j)		358,800	303,186
			384,813
TOTAL FINANCIALS			935,613
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
6.0506% 4/26/15 (j)(m)		12,000	11,730
6.0506% 4/26/15 (j)		47,760	46,685
			58,415
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 4.8591% 7/25/14 (j)		344,669	323,989
Floating Rate Loans - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc.: - continued
Tranche DD, term loan 7/25/14 (m)		$ 17,633	$ 16,575
Health Management Associates, Inc. Tranche B, term loan 4.5506% 2/28/14 (j)		56,588	52,486
			393,050
TOTAL HEALTH CARE			451,465
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 5.4775% 2/21/13 (j)		9,412	8,706
Tranche 2LN, term loan 9.7275% 2/21/14 (j)		20,000	18,700
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 5.06% 9/29/13 (j)		19,450	18,769
Tranche 2LN, term loan 8.56% 3/28/14 (j)		10,000	9,775
			55,950
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (j)		28,213	27,931
term loan 4.2683% 3/28/14 (j)		46,926	46,457
ARAMARK Corp.:
Credit-Linked Deposit 4.7213% 1/26/14 (j)		6,848	6,437
term loan 4.6756% 1/26/14 (j)		107,784	101,317
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.8375% 2/7/15 (j)		40,000	35,900
			218,042
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 5.6199% 10/3/12 (j)		6,207	6,021
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 4.4847% 10/17/12 (j)		8,889	8,578
Dresser, Inc.:
Tranche 2LN, term loan 8.4688% 5/4/15 pay-in-kind (j)		230,000	221,375
Tranche B 1LN, term loan 5.215% 5/4/14 (j)		38,977	37,418

		Principal Amount (d)	Value
Navistar International Corp.:
term loan 6.2336% 1/19/12 (j)		$ 124,667	$ 117,187
Credit-Linked Deposit 6.1494% 1/19/12 (j)		45,333	43,180
			427,738
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 6.3969% 11/30/14 (j)		50,000	34,000
VWR Funding, Inc. term loan 4.9825% 6/29/14 (j)		90,000	82,350
			116,350
TOTAL INDUSTRIALS			824,101
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 4.947% 10/1/14 (j)		309,114	282,839
Tranche B-A1, term loan 4.9631% 10/1/14 (j)		88,616	81,084
Tranche B-B, term loan 4.9475% 10/1/12 (j)		358,100	336,614
			700,537
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 4.4653% 3/20/13 (j)		186,438	180,378
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 4.2094% 12/1/13 (j)		692,701	619,967
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 5.0506% 6/11/14 (j)		226,057	209,103
Tranche 2LN, term loan 8.5506% 6/11/15 (j)		125,000	106,875
Open Solutions, Inc. term loan 5.145% 1/23/14 (j)		19,754	17,482
			333,460
TOTAL INFORMATION TECHNOLOGY			1,834,342
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 3.9575% 4/2/13 (j)		12,308	11,631
term loan 4.1881% 4/2/14 (j)		67,015	63,162
Momentive Performance Materials, Inc. Tranche B1, term loan 4.75% 12/4/13 (j)		58,618	52,902
Solutia, Inc. term loan 15.5% 2/28/09 (j)		176,548	173,900
			301,595
Floating Rate Loans - continued
		Principal Amount (d)	Value
MATERIALS - continued
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 4.7844% 4/3/15 (j)		$ 266,625	$ 241,962
Metals & Mining - 0.1%
Aleris International, Inc. term loan 4.5661% 12/19/13 (j)		147,750	127,065
Novelis Corp. term loan 4.7% 7/6/14 (j)		267,300	255,272
			382,337
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 11% 2/22/15 (j)		455,000	431,113
White Birch Paper Co. Tranche 1LN, term loan 5.56% 5/8/14 (j)		94,761	68,702
			499,815
TOTAL MATERIALS			1,425,709
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Intelsat Bermuda Ltd. term loan 5.2% 2/1/14 (j)		100,000	100,500
Paetec Communications, Inc. Tranche B, term loan 4.9825% 2/28/13 (j)		18,802	17,908
Wind Telecomunicazioni SpA:
term loan 9.9838% 12/12/11 pay-in-kind (j)		303,415	285,894
Tranche 2, term loan 11.3194% 3/21/15 (j)		140,000	138,600
Tranche B, term loan 5.01% 9/21/13 (j)		60,000	57,600
Tranche C, term loan 5.76% 9/21/14 (j)		60,000	57,600
			658,102
Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 6.3006% 6/16/13 (j)		39,200	38,565
MetroPCS Wireless, Inc. Tranche B, term loan 4.9886% 11/3/13 (j)		78,600	75,260
			113,825
TOTAL TELECOMMUNICATION SERVICES			771,927

		Principal Amount (d)	Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 4.1963% 2/1/13 (j)		$ 243,962	$ 228,714
4.4506% 2/1/13 (j)		119,502	112,033
			340,747
TOTAL FLOATING RATE LOANS (Cost $10,767,022)			10,068,014
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Deutsche Bank 1.407% 3/28/13 (j) (Cost $14,505)	JPY	1,788,294	15,160
Fixed-Income Funds - 3.0%
	Shares
Fidelity Floating Rate Central Fund (k) (Cost $13,089,939)	132,145	12,190,376
Preferred Securities - 0.7%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Globo Comunicacoes e Participacoes SA 9.375%	$ 850,000	878,512
Net Servicos de Comunicacao SA 9.25% (g)	500,000	519,399
		1,397,911
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pemex Project Funding Master Trust 7.75%	1,488,000	1,496,380
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (j)	EUR	50,000	62,228
TOTAL PREFERRED SECURITIES (Cost $2,951,598)		2,956,519
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $5,267)	470,000	8,813
Money Market Funds - 11.3%
	Shares	Value
Fidelity Cash Central Fund, 2.38% (b) (Cost $46,126,169)	46,126,169	$ 46,126,169
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $417,383,370)		407,378,240
NET OTHER ASSETS - 0.3%		1,385,907
NET ASSETS - 100%		$ 408,764,147
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 500,000	24,106
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	350,000	11,934
Receive semi-annually a fixed rate equal to 2.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2011	2,000,000	(48,409)
Receive semi-annually a fixed rate equal to 3.1899% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2010	150,000	(683)

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	$ 1,600,000	$ 66,479
Receive semi-annully a fixed rate equal to 2.8575% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	3,000,000	(77,087)
		$ 7,600,000	$ (23,660)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,206,499 or 7.4% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $455 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/09/05	$ 115,372

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $22,433 and $21,267, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 681,621
Fidelity Floating Rate Central Fund	405,809
Total	$ 1,087,430
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 18,711,933	$ 2,496,998	$ 7,959,399	$ 12,190,376	0.4%
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 407,378,240	$ 58,589,133	$ 348,634,769	$ 154,338
Other Financial Instruments*	$ (23,660)	$ -	$ (23,660)	$ -
* Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Beginning Balance	$ 276,100
Total Realized Gain (Loss)	1,091
Total Unrealized Gain (Loss)	(113,277)
Cost of Purchases	-
Proceeds of Sales	(9,778)
Amortization/Accretion	202
Transfer in/out of Level 3	-
Ending Balance	$ 154,338

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	67.1%
Germany	5.1%
Canada	3.6%
United Kingdom	2.8%
Japan	2.8%
Argentina	2.4%
Venezuela	2.1%
Russia	1.3%
Bermuda	1.2%
Luxembourg	1.0%
France	1.0%
Netherlands	1.0%
Others (individually less than 1%)	8.6%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $358,167,262)	$ 349,061,695
Fidelity Central Funds (cost $59,216,108)	58,316,545
Total Investments (cost $417,383,370)		$ 407,378,240
Commitment to sell securities on a delayed delivery basis	(503,416)
Receivable for securities sold on a delayed delivery basis	500,547	(2,869)
Receivable for investments sold, regular delivery		8,812,601
Cash		45,992
Foreign currency held at value (cost $48,544)		48,531
Receivable for fund shares sold		751,931
Dividends receivable		34
Interest receivable		4,952,279
Distributions receivable from Fidelity Central Funds		141,035
Prepaid expenses		478
Other affiliated receivables		292
Total assets		422,128,544

Liabilities
Payable for investments purchased Regular delivery	$ 10,536,424
Delayed delivery	2,308,233
Payable for fund shares redeemed	182,972
Swap agreements, at value	23,660
Accrued management fee	191,452
Distribution fees payable	1,231
Other affiliated payables	44,344
Other payables and accrued expenses	76,081
Total liabilities		13,364,397

Net Assets		$ 408,764,147
Net Assets consist of:
Paid in capital		$ 405,624,001
Undistributed net investment income		10,211,029
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,974,339
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(10,045,222)
Net Assets		$ 408,764,147

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($119,601,076 ÷ 11,209,092 shares)	$ 10.67

Service Class: Net Asset Value, offering price and redemption price per share ($4,050,460 ÷ 380,699 shares)	$ 10.64

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,026,037 ÷ 378,803 shares)	$ 10.63

Investor Class: Net Asset Value, offering price and redemption price per share ($281,086,574 ÷ 26,388,075 shares)	$ 10.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 129,536
Interest		10,234,232
Income from Fidelity Central Funds		1,087,430
Total income		11,451,198

Expenses
Management fee	$ 1,095,691
Transfer agent fees	182,915
Distribution fees	7,662
Accounting fees and expenses	80,483
Custodian fees and expenses	44,166
Independent trustees' compensation	826
Audit	31,373
Legal	488
Miscellaneous	10,899
Total expenses before reductions	1,454,503
Expense reductions	(2,264)	1,452,239
Net investment income		9,998,959
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,492,350
Fidelity Central Funds	(1,128,439)
Foreign currency transactions	13,650
Swap agreements	500,585
Total net realized gain (loss)		2,878,146
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,452,844)
Assets and liabilities in foreign currencies	(25,128)
Swap agreements	(351,800)
Delayed delivery commitments	(36,635)
Total change in net unrealized appreciation (depreciation)		(9,866,407)
Net gain (loss)		(6,988,261)
Net increase (decrease) in net assets resulting from operations		$ 3,010,698

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,998,959	$ 16,669,120
Net realized gain (loss)	2,878,146	5,422,075
Change in net unrealized appreciation (depreciation)	(9,866,407)	(5,505,288)
Net increase (decrease) in net assets resulting from operations	3,010,698	16,585,907
Distributions to shareholders from net investment income	-	(16,342,786)
Distributions to shareholders from net realized gain	(1,929,986)	(4,239,380)
Total distributions	(1,929,986)	(20,582,166)
Share transactions - net increase (decrease)	50,668,558	124,454,523
Total increase (decrease) in net assets	51,749,270	120,458,264

Net Assets
Beginning of period	357,014,877	236,556,613
End of period (including undistributed net investment income of $10,211,029 and undistributed net investment income of $212,070, respectively)	$ 408,764,147	$ 357,014,877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.70	$ 10.40	$ 10.61	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.277	.600	.579	.552	.510	.003
Net realized and unrealized gain (loss)	(.182)	(.007)	.239	(.226)	.355	(.003)
Total from investment operations	.095	.593	.818	.326	.865	-
Distributions from net investment income	-	(.523)	(.493)	(.451)	(.245)	-
Distributions from net realized gain	(.055)	(.140)	(.025)	(.085)	(.010)	-
Total distributions	(.055)	(.663)	(.518)	(.536)	(.255)	-
Net asset value, end of period	$ 10.67	$ 10.63	$ 10.70	$ 10.40	$ 10.61	$ 10.00
Total Return B, C, D	.90%	5.59%	7.87%	3.10%	8.66%	.00%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.73%	.74%	.75%	.85%	10.00% A
Expenses net of fee waivers, if any	.72% A	.73%	.74%	.75%	.85%	1.00% A
Expenses net of all reductions	.72% A	.73%	.74%	.75%	.84%	1.00% A
Net investment income	5.21% A	5.49%	5.40%	5.19%	5.02%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,601	$ 119,524	$ 123,870	$ 135,352	$ 94,154	$ 3,001
Portfolio turnover rate G	271% A	152%	83%	100%	78%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to December 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.68	$ 10.38	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.271	.588	.567	.541	.485	.003
Net realized and unrealized gain (loss)	(.186)	(.005)	.241	(.225)	.355	(.003)
Total from investment operations	.085	.583	.808	.316	.840	-
Distributions from net investment income	-	(.513)	(.483)	(.441)	(.240)	-
Distributions from net realized gain	(.055)	(.140)	(.025)	(.085)	(.010)	-
Total distributions	(.055)	(.653)	(.508)	(.526)	(.250)	-
Net asset value, end of period	$ 10.64	$ 10.61	$ 10.68	$ 10.38	$ 10.59	$ 10.00
Total Return B, C, D	.81%	5.51%	7.78%	3.01%	8.41%	.00%
Ratios to Average Net Assets F, I
Expenses before reductions	.82% A	.83%	.84%	.85%	1.15%	10.10% A
Expenses net of fee waivers, if any	.82% A	.83%	.84%	.85%	1.10%	1.10% A
Expenses net of all reductions	.82% A	.82%	.84%	.85%	1.10%	1.10% A
Net investment income	5.12% A	5.39%	5.30%	5.09%	4.77%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,050	$ 4,445	$ 4,211	$ 3,907	$ 3,795	$ 3,501
Portfolio turnover rate G	271% A	152%	83%	100%	78%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to December 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.67	$ 10.38	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.263	.571	.551	.524	.469	.003
Net realized and unrealized gain (loss)	(.188)	.005 H	.232	(.224)	.356	(.003)
Total from investment operations	.075	.576	.783	.300	.825	-
Distributions from net investment income	-	(.496)	(.468)	(.425)	(.225)	-
Distributions from net realized gain	(.055)	(.140)	(.025)	(.085)	(.010)	-
Total distributions	(.055)	(.636)	(.493)	(.510)	(.235)	-
Net asset value, end of period	$ 10.63	$ 10.61	$ 10.67	$ 10.38	$ 10.59	$ 10.00
Total Return B, C, D	.71%	5.45%	7.54%	2.86%	8.26%	.00%
Ratios to Average Net Assets F, J
Expenses before reductions	.97% A	.98%	.99%	1.00%	1.30%	10.25% A
Expenses net of fee waivers, if any	.97% A	.98%	.99%	1.00%	1.25%	1.25% A
Expenses net of all reductions	.97% A	.97%	.99%	1.00%	1.25%	1.25% A
Net investment income	4.96% A	5.24%	5.15%	4.94%	4.62%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,026	$ 4,418	$ 4,192	$ 3,895	$ 3,789	$ 3,500
Portfolio turnover rate G	271% A	152%	83%	100%	78%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the period December 23, 2003 (commencement of operations) to December 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.69	$ 10.39	$ 10.69
Income from Investment Operations
Net investment income E	.274	.591	.570	.235
Net realized and unrealized gain (loss)	(.189)	(.003)	.246	(.065)
Total from investment operations	.085	.588	.816	.170
Distributions from net investment income	-	(.518)	(.491)	(.450)
Distributions from net realized gain	(.055)	(.140)	(.025)	(.020)
Total distributions	(.055)	(.658)	(.516)	(.470)
Net asset value, end of period	$ 10.65	$ 10.62	$ 10.69	$ 10.39
Total Return B, C, D	.81%	5.55%	7.85%	1.59%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.80%	.82%	.86% A
Expenses net of fee waivers, if any	.76% A	.80%	.82%	.85% A
Expenses net of all reductions	.76% A	.80%	.82%	.85% A
Net investment income	5.17% A	5.41%	5.32%	5.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,087	$ 228,628	$ 104,283	$ 22,502
Portfolio turnover rate G	271% A	152%	83%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,393,264
Unrealized depreciation	(13,916,063)
Net unrealized appreciation (depreciation)	$ (9,522,799)
Cost for federal income tax purposes	$ 416,901,039

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $336,299,818 and $306,554,698, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 2,199
Service Class 2	5,463
$ 7,662

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .14% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 41,916
Service Class	1,453
Service Class 2	1,444
Investor Class	138,102
$ 182,915

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $353 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,264.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $6, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 5,533,184
Service Class	-	202,728
Service Class 2	-	195,187
Investor Class	-	10,411,687
Total	$ -	$ 16,342,786
From net realized gain
Initial Class	$ 631,827	$ 1,495,459
Service Class	23,040	55,311
Service Class 2	22,909	55,078
Investor Class	1,252,210	2,633,532
Total	$ 1,929,986	$ 4,239,380

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	1,161,013	1,666,991	$ 12,392,943	$ 18,233,357
Reinvestment of distributions	60,003	664,643	631,827	7,028,643
Shares redeemed	(1,251,170)	(2,671,377)	(13,354,393)	(29,204,426)
Net increase (decrease)	(30,154)	(339,743)	$ (329,623)	$ (3,942,426)
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2,194	24,471	23,040	258,039
Shares redeemed	(40,409)	-	(430,164)	-
Net increase (decrease)	(38,215)	24,471	$ (407,124)	$ 258,039
Service Class 2
Shares sold	278	-	$ 3,003	$ -
Reinvestment of distributions	2,182	23,734	22,909	250,265
Shares redeemed	(40,179)	-	(427,524)	-
Net increase (decrease)	(37,719)	23,734	$ (401,612)	$ 250,265
Investor Class
Shares sold	5,231,749	11,377,853	$ 55,819,170	$ 124,056,046
Reinvestment of distributions	119,145	1,236,181	1,252,210	13,045,219
Shares redeemed	(493,064)	(842,096)	(5,264,463)	(9,212,620)
Net increase (decrease)	4,857,830	11,771,938	$ 51,806,917	$ 127,888,645

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2007, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

VIP Strategic Income Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the second quartile for the one-year period and the first quartile for the three-year period. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because, unlike most of its peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Strategic Income Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Service Class, and Investor Class ranked below its competitive median for 2007, and the total expenses of Service Class 2 ranked above its competitive median for 2007. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Mangement & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPSI-SANN-0808
1.803539.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 28, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2008